       As filed with the Securities and Exchange Commission on February 23, 2000
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 43                     /X/
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

                                Amendment No. 44                             /X/

                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108
                    (Address of Principal Executive Officers)
                         Registrant's Telephone Number:
                                 (877) 289-4252

                             W. Bruce McConnel, III
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania 19103
                     (Name and Address of Agent for Service)

                                    Copy to:
                          Jylanne Dunne, Vice President
                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(i)
       [ ] on (date) pursuant to paragraph (a)(i)
       [X] 75 days after filing pursuant to paragraph (a)(ii)
       [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           Title of Securities Being Registered:  Shares of Beneficial Interest.

[Front cover page]
The Galaxy Fund






Prospectus
May __, 2000

Galaxy Intermediate Tax-Exempt Bond Fund
Galaxy Connecticut Intermediate Municipal Bond Fund
Galaxy Massachusetts Intermediate Municipal Bond Fund
Galaxy Growth Fund II


Retail A Shares and Retail B Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

 1      Risk/return summary
 1      Introduction
 2      Galaxy Intermediate Tax-Exempt Bond Fund
 8      Galaxy Connecticut Intermediate Municipal Bond Fund
13      Galaxy Massachusetts Intermediate Municipal Bond Fund
18      Galaxy Growth Fund II
23      Additional information about risk
24      Investor guidelines

26      Fund management

27      How to invest in the Funds
27      How sales charges work
30      Buying, selling and exchanging shares
31        How to buy shares
33        How to sell shares
35        How to exchange shares
35        Other transaction policies

37      Dividends, distributions and taxes

40      Galaxy investor programs
40      Retirement plans
40      Other programs

42      How to reach Galaxy

43      Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund and Galaxy Growth Fund II. Each Fund commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-  the main risks associated with an investment in the Fund
- the past performance of the Fund measured on both a year-by-year and long-term basis
-  the fees and expenses that you will pay as an investor in the Fund.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $96 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

Galaxy Intermediate Tax-Exempt Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

[Sidenote:]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a Fund. If a Fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[Sidenote:]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt securities in a Fund come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds or other investment companies that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION securities are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has have varied from year to year.


[Sidenote:]
Best quarter:               ____% for the quarter ending ________, ____
Worst quarter:              ____% for the quarter ending ________, ____


[bar chart goes here]

-------------------------------------------------------------------------------
 1994      1995      1996      1997      1998      1999
-------------------------------------------------------------------------------
-3.02%    14.31%     4.20%     9.10%     6.41%     ____%
-------------------------------------------------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-------------------------------------------------------------------------------
                                      1 year  5 years   Since inception
-------------------------------------------------------------------------------
Trust Shares                           ____%   ____%    ____% (6/14/93)
-------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index
                                       ____%   ____%    ____% (since 5/31/93)
-------------------------------------------------------------------------------

[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Shareholder fees (fees paid directly from your investment)

-------------------------------------------------------------------------------
                                                  Maximum deferred sales charge
                    Maximum sales charge (load)   (load) shown as a % of the
                    on purchases shown as a % of  offering price or sale
                    the offering price            price, whichever is less
-------------------------------------------------------------------------------
Retail A Shares     3.75%(1)                        None(2)
-------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)

-------------------------------------------------------------------------------
                 Management  Distribution and      Other    Total Fund operating
                   fees     service (12b-1) fees  expenses       expenses
-------------------------------------------------------------------------------
Retail A Shares   0.75%(3)       None             0.30%          1.05%(3)
-------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.93% for Retail A Shares. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown o your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                       1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------
Retail A Shares         $478     $697      $933      $1,609
-------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Connecticut Intermediate Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Connecticut municipal securities. Connecticut municipal securities are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on August 1, 1994 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:               _____% for the quarter ending __________, ____
Worst quarter:              _____% for the quarter ending __________, ____

[bar chart goes here]

-------------------------------------------------------------------------------
    1995       1996        1997     1998       1999
-------------------------------------------------------------------------------
   14.66%      3.63%      8.53%     6.67%     _____%
-------------------------------------------------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was ______%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-------------------------------------------------------------------------------
                                 1 year      5 years      Since inception
-------------------------------------------------------------------------------
Trust Shares                     _____%       _____%      _____% (8/1/94)
-------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index      _____%       _____%      _____% (since 7/31/94)

-------------------------------------------------------------------------------

[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                  Maximum deferred sales charge
                    Maximum sales charge (load)   (load) shown as a % of the
                    on purchases shown as a % of  offering price or sale
                    the offering price            price, whichever is less
-------------------------------------------------------------------------------
Retail A Shares     3.75%(1)                        None(2)
-------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
                 Management  Distribution and      Other    Total Fund operating
                   fees     service (12b-1) fees  expenses       expenses
-------------------------------------------------------------------------------
Retail A Shares   0.75%(3)       None             0.32%          1.07%(3)
-------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $500,000 or more. See "How to invest in the Funds
    - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.95% for Retail A Shares. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                    1 year       3 years        5 years         10 years
-------------------------------------------------------------------------------
Retail A Shares     $480         $703           $943            $1,632
-------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Massachusetts Intermediate Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Massachusetts municipal securities. Massachusetts municipal securities are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:             _____% for the quarter ending __________, ____
Worst quarter:            _____% for the quarter ending __________, ____

[bar chart goes here]

-------------------------------------------------------------------------------
    1994         1995       1996        1997        1998        1999
-------------------------------------------------------------------------------
   -5.45%       13.73%      3.32%      8.89%       5.91%       ____%
-------------------------------------------------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-------------------------------------------------------------------------------
                             1 year           Since inception
-------------------------------------------------------------------------------
Trust Shares                 _____%           _____% (6/14/93)
-------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal Bond Index  _____%           _____% (since 5/31/93)
-------------------------------------------------------------------------------


[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Shareholder fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                  Maximum deferred sales charge
                    Maximum sales charge (load)   (load) shown as a % of the
                    on purchases shown as a % of  offering price or sale
                    the offering price            price, whichever is less
-------------------------------------------------------------------------------
Retail A Shares     3.75%(1)                        None(2)
-------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
                 Management  Distribution and      Other    Total Fund operating
                   fees     service (12b-1) fees  expenses       expenses
-------------------------------------------------------------------------------
Retail A Shares   0.75%(3)       None             0.32%          1.07%(3)
-------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in Funds - How sales charges work."
(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.95% for Retail A Shares. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                        1 year          3 years        5 years         10 years
-------------------------------------------------------------------------------
Retail A Shares         $480            $703           $943            $1,632
-------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Growth Fund II


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation. Dividend income, if any, is incidental to capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stock (including depositary receipts) of U.S. and foreign companies which the Adviser believes have above-average growth potential. The Fund normally invests 80% to 90% or more of its total assets in these securities, although the Fund may invest up to 35% of its total assets in other securities, such as convertible and non-convertible debt securities, preferred stock, warrants and money market instruments.

The Fund principally invests in U.S. companies with market capitalizations of at least $250 million, although the Fund also may invest in companies with smaller capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

In selecting securities for the Fund, the Adviser uses a "bottom-up" approach. It looks for companies that it believes are in dynamic high-growth sectors of the world economy and that are thought to have dominant or strong competitive positions within their sectors. The Adviser also looks for companies thought to have quality management and that are expected to have strong earnings growth potential.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund also carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies (generally, those with market capitalizations below $1.5 billion) tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
- HEDGING - The Fund may engage in foreign currency transactions to hedge against the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on March 28, 1996 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:          _____% for the quarter ending __________, ____
Worst quarter:         _____% for the quarter ending __________, ____


[bar chart goes here]

                       ----------------------------------
                        1997          1998          1999
                       ----------------------------------
                       13.92%         1.36%        _____%
                       ----------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-------------------------------------------------------------------------------
                             1 year                     Since inception
-------------------------------------------------------------------------------
Trust Shares                 _____%                     _____% (3/28/96)
-------------------------------------------------------------------------------
Russell 2000 Index           _____%                     _____% (since 3/31/96)
-------------------------------------------------------------------------------

[Sidenote:]
The Russell 2000 Index is an unmanaged index which tracks the performance of the 2000 smallest of the 3000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                  Maximum deferred sales charge
                    Maximum sales charge (load)   (load) shown as a % of the
                    on purchases shown as a % of  offering price or sale
                    the offering price            price, whichever is less
-------------------------------------------------------------------------------
Retail A Shares     3.75%(1)                        None(2)
-------------------------------------------------------------------------------
Retail B Shares     None                            5.00%(3)
-------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
                 Management  Distribution and      Other    Total Fund operating
                   fees     service (12b-1) fees  expenses       expenses
-------------------------------------------------------------------------------
Retail A Shares   0.75%       None                  0.49%          1.24%
-------------------------------------------------------------------------------
Retail B Shares   0.75%       0.95%                 ____%          ____%
-------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds
   - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  your Retail B Shares convert to Retail A Shares after six years
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                        1 year          3 years       5 years         10 years
-------------------------------------------------------------------------------
Retail A Shares         $497            $754          $1,030          $1,819
-------------------------------------------------------------------------------
Retail B Shares         $___            $___          $_____          $_____
-------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio managers are Theodore E. Ober and Eugene D. Takach. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Ober, who has over 11 years of experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager with the Adviser and its affiliated organizations since 1987. Mr. Takach, who has over 30 years of experience in investment management, research analysis and securities trading, has been a portfolio manager with the Adviser and its affiliated organizations since 1971.
Mr. Ober and Mr. Takach have co-managed the Predecessor Fund since it began operations.

Additional information about risk


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. These strategies could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAs, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial institution or plan administrator for help in deciding which Fund is right for you.

----------------------------------------------------------------------------------------------------------
Galaxy Fund                                             May be best suited for investors who...
----------------------------------------------------------------------------------------------------------
Galaxy Intermediate Tax-Exempt Bond Fund                -    are seeking current income that is exempt
                                                             from federal income tax
                                                        -    are seeking a higher yield than is
                                                             available from shorter-term tax-exempt
                                                             securities or money market funds
----------------------------------------------------------------------------------------------------------
Galaxy Connecticut Intermediate Municipal               -    reside in Connecticut and are seeking current
Bond Fund                                                    income that is exempt from federal income tax
                                                             and Connecticut personal income tax
                                                        -    are seeking a higher yield then is available
                                                             from shorter-term tax-exempt securities or
                                                             money market funds
----------------------------------------------------------------------------------------------------------
Galaxy Massachusetts Intermediate Municipal             -    reside in Massachusetts and are seeking
Bond Fund                                                    current income that is exempt from federal
                                                             income tax and Massachusetts personal income
                                                             tax
                                                        -    are seeking a higher yield then is available
                                                             from shorter-term tax-exempt securities or
                                                             money market funds
----------------------------------------------------------------------------------------------------------
Galaxy Growth Fund II                                   -    are seeking long-term growth
                                                        -    are able to tolerate the additional risks of
                                                             investing in smaller companies
                                                        -    are not seeking income
----------------------------------------------------------------------------------------------------------


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization, BankBoston N.A. ("BankBoston") served as the investment adviser to each of the Predecessor Funds. BankBoston is an indirect wholly-owned subsidiary of FleetBoston Corporation and an affiliate of the Adviser.

The management fees paid to BankBoston by each Predecessor Fund during the fiscal year ended May 31, 1999 are set forth below.

-------------------------------------------------------------------------------
                                                     Management fee as a % of
Fund                                                 average net assets
-------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                        .68%
-------------------------------------------------------------------------------
Connecticut Intermediate Municipal Bond             .67%
-------------------------------------------------------------------------------
Massachusetts Intermediate Municipal  Bond          .67%
-------------------------------------------------------------------------------
Growth II                                           .74%
-------------------------------------------------------------------------------

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS


All of the Funds offer Retail A Shares. The Growth Fund II also offers Retail B Shares.


HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares of a Fund, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares of the Growth Fund II, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.


RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

-------------------------------------------------------------------------------
                                      Total sales charge
-------------------------------------------------------------------------------
Amount of your investment             As a % of the offering    As a % of your
                                      price per share           investment
-------------------------------------------------------------------------------
Less than $50,000                     3.75%                          3.90%
-------------------------------------------------------------------------------
$50,000 but less than $100,000        3.50%                          3.63%
-------------------------------------------------------------------------------
$100,000 but less than $250,000       3.00%                          3.09%
-------------------------------------------------------------------------------
$250,000 but less than $500,000       2.50%                          2.56%
-------------------------------------------------------------------------------
$500,000 and over                     0.00%(1)                       0.00%(1)
-------------------------------------------------------------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC the first time you sell shares during this one-year period. If you reinvest the proceeds of this sale within one year, the waiver of the CDSC won't apply to any sale of shares purchased with such reinvested proceeds.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.


There's no sales charge when you buy Retail A Shares if:

-  You buy shares by reinvesting your dividends and distributions.
-  You were a Galaxy shareholder before December 1, 1995.
- You buy shares for a 401(k) or SIMPLE IRA retirement account (applicable only for the Growth Fund II).
- You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999 (applicable only for the Growth Fund II).
- You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999 (applicable only for the Growth Fund II).
- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You previously paid a sales charge for the shares of another mutual fund company (as long as You buy the Galaxy shares within 60 days of selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
- You were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy.

[Sidenote:]
SALES CHARGE WAIVERS
Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor call 1-877-BUY- GALAXY (1-877-289-4252).


RETAIL B SHARES

If you buy Retail B Shares of the Growth Fund II, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

-------------------------------------------------------------------------------
If you sell your shares                            You'll pay a CDSC of
-------------------------------------------------------------------------------
during the first year                              5.00%
-------------------------------------------------------------------------------
during the second year                             4.00%
-------------------------------------------------------------------------------
during the third year                              3.00%
-------------------------------------------------------------------------------
during the fourth year                             3.00%
-------------------------------------------------------------------------------
during the fifth year                              2.00%
-------------------------------------------------------------------------------
during the sixth year                              1.00%
-------------------------------------------------------------------------------
after the sixth year                               None
-------------------------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.30% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Growth Fund II pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of the Fund's Retail B Share assets. The Fund does not intend to pay more than 0.95% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows the Growth Fund II to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


CONVERTING RETAIL B SHARES TO RETAIL A SHARES

Six years after you buy Retail B Shares of the Growth Fund II, they will automatically convert to Retail A Shares of the Fund. This allows you to benefit from the lower annual expenses of Retail A Shares.


CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares of the Growth Fund II, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC in the case of Retail B Shares of the Growth Fund II. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.


[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:
-  $2,500 for regular accounts
- $500 for retirement plan accounts such as IRA, SEP and Keogh Plan accounts
-  $100 for college savings accounts

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.


DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.
- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.
- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


[Sidenote:]
DISCOUNT PLANS
You must tell your investment professional or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor call 1-877-BUY-GALAXY (1-877-289-4252).


HOW TO SELL SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520


You must include the following:
-  The name of the Fund
-  The number of shares or the dollar amount you want to sell
-  Your account number
-  Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:
-  you're selling shares worth more than $50,000
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-  you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of the Growth Fund II for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-  send your request in writing to:

   The Galaxy Fund
   P.O. Box 6520
   Providence, RI  02940-6520

-  ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund, except the Growth Fund II, generally declares dividends from net investment income daily and pays them monthly. The Growth Fund II generally pays dividends from net investment income on a semi-annual basis. It is expected that the annual distributions of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds will be mainly income dividends. It is expected that the annual distributions of the Growth Fund II will normally - but not always - consist primarily of capital gains rather than ordinary income. Each of the Funds normally pays any realized capital gains at least once a year. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

GROWTH FUND II

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. You will be notified annually of the tax status of distributions to you.

Dividends paid by the Growth Fund II to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests, or from any capital gains, will be subject to the particular state's taxes. However, with respect to the Connecticut Intermediate Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS

RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Growth Fund II are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs
-  Simplified Employee Pension Plans (SEPs)
-  Keogh money purchase and profit sharing plans
- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code
- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 per quarter.


PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments if $40.


DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your investment account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares of the Growth Fund II made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.


INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's website at:
www.galaxyfunds.com


[Sidenote:]
HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

Each Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May ___, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. As discussed above in each Fund's risk/return summary, prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. The financial highlights tables shown below will help you understand the financial performance for each Predecessor Fund for the six-month period ended November 30, 1999 and for the past five fiscal years (or the period since a particular Predecessor Fund began operations). Certain information reflects the financial performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Predecessor Fund, assuming all dividends and distributions were reinvested. The information for the semi-annual period ended November 30, 1999 is unaudited and such information, along with the Predecessor Fund's financial statements, is included in the Predecessor Funds' Semi-Annual Reports and incorporated by reference into the SAI. The information for the past five fiscal years or periods has been audited by [____________], independent auditors, whose report, along with the Predecessor Funds' financial statements, are included in the Predecessor Funds' Annual Reports and are incorporated by reference into the SAI. The Annual and Semi-Annual Reports and SAI are available free of charge upon request.

                                   Galaxy Intermediate Tax-Exempt Bond Fund*
                               (For a share outstanding throughout each period)

                                           For the
                                           period ended
                                           November 30,                      For the year ended May 31,
                                           ------------    ------------------------------------------------------------
                                                 1999      1999          1998           1997          1996         1995
                                                 ----      ----          ----           ----          ----         ----
     Net asset value, beginning of
       period............................                  $10.52        $10.18        $9.99        $10.14         $9.90
                                                           ------        ------        -----        ------         -----
     Income from investment
       operations:
           Net investment income.........                    0.45          0.48         0.50          0.51          0.48
           Net realized and unrealized
           gain (loss) on investments....                   (0.01)         0.44         0.19         (0.09)         0.24
                                                            ------         ----         ----         ------         ----
     Total from investment
        operations.......................                    0.44          0.92         0.69          0.42          0.72
                                                             ----          ----         ----          ----          ----
     Less dividends:
           Dividends from net
           investment income..........                      (0.45)        (0.48)       (0.50)        (0.51)        (0.48)
           Dividends from net
           realized capital gains.....                      (0.18)        (0.10)       --            (0.06)          --
                                                            ------        ------       ------        ------        ------
     Total dividends.....................                   (0.63)        (0.58)       (0.50)        (0.57)        (0.48)
                                                            ------        ------       ------        ------        ------
     Net increase (decrease) in net
        asset value......................                   (0.19)         0.34         0.19         (0.13)         0.24
                                                            ------        ------       ------        ------        ------
     Net asset value, end of period......               $   10.33     $   10.52    $   10.18   $      9.99   $     10.14
                                                         =========     =========    =========   =============   ===========
     Total return........................                    4.24%         9.24%        7.74%         4.31%         7.58%
     Ratios/supplemental data:
           Net assets, end of period
                 (000's).................                $356,995      $303,578     $250,526    $  196,787      $176,345
     Ratios to average net assets:
           Net investment income
              including reimbursement/
              waiver.....................                    4.31%         4.62%        4.92%         4.90%         5.02%
           Net investment income
              excluding reimbursement/
              waiver.....................                    4.00%         4.30%        4.55%         4.48%         4.56%
           Operating expenses
              including reimbursement/
              waiver.....................                    0.80%         0.80%        0.80%         0.79%         0.80%
           Operating expenses
              excluding reimbursement/
              waiver.....................                    1.11%         1.12%        1.17%         1.21%         1.26%
     Portfolio turnover rate.............                   68.58%        34.06%       33.24%        37.35%        74.74%
-------------------------------

* The Fund commenced operations on June 14,1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.

                     Galaxy Connecticut Intermediate Municipal Bond Fund*
                        (For a share outstanding throughout each period)


                                              For the
                                           period ended
                                           November 30,                          For the year ended May 31,
                                           ------------        --------------------------------------------------------------
                                                 1999          1999            1998          1997           1996        1995(1)
                                                 ----          ----            ----          ----           ----        ----
     Net asset value, beginning of
       period............................                      $10.81          $10.38      $10.17         $10.27        $10.00
                                                               ------          ------      ------         ------        ------
     Income from investment
       operations:
           Net investment income.........                        0.48            0.50        0.51           0.53          0.45
           Net realized and unrealized
           gain (loss) on investments....                       (0.08)           0.45        0.21          (0.10)         0.27
                                                                ------           ----        ----          ------         ----
     Total from investment
        operations.......................                        0.40            0.95        0.72           0.43          0.72
                                                                 ----            ----        ----           ----          ----
     Less dividends:
           Dividends from net
              investment income..........                       (0.48)          (0.50)      (0.51)         (0.53)        (0.45)
           Dividends from net
              realized capital gains.....                       (0.06)          (0.02)       --             --              --
                                                                ------          ------      ------         ------        ------
     Total dividends.....................                       (0.54)          (0.52)      (0.51)         (0.53)        (0.45)
                                                                ------          ------      ------         ------        ------
     Net increase (decrease) in net
        asset value......................                       (0.14)           0.43        0.21          (0.10)         0.27
                                                                ------          ------      ------         ------        ------
     Net asset value, end of period......                   $   10.67       $   10.81   $   10.38    $     10.17   $     10.27
                                                             =========       =========   =========    =============   ===========
     Total return........................                        3.72%           9.29%       7.26%          4.20%         7.45%(2)
     Ratios/supplemental data:
           Net assets, end of period
                 (000's).................                    $187,725        $142,107    $103,104     $   81,441      $ 61,369
     Ratios to average net assets:
           Net investment income
              including reimbursement/
              waiver.....................                        4.37%           4.66%       4.94%          5.02%         5.44%(3)
           Net investment income
              excluding reimbursement/
              waiver.....................                        4.05%           4.32%       4.53%          4.48%         4.56%(3)
           Operating expenses
              including reimbursement/
              waiver.....................                        0.80%           0.80%       0.76%          0.75%         0.52%(3)
           Operating expenses
              excluding reimbursement/
              waiver.....................                        1.12%           1.14%       1.17%          1.29%         1.40%(3)
     Portfolio turnover rate.............                       19.10%          16.81%       4.28%         20.41%        35.56%
----------------------------------

* The Portfolio commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized.
(3)  Annualized.

                    Galaxy Massachusetts Intermediate Municipal Bond
                 Fund* (For a share outstanding throughout each period)

                                           For the
                                           period ended
                                           November 30,                       For the year ended May 31,
                                           ------------     -----------------------------------------------------------------------
                                                 1999       1999            1998           1997            1996            1995
                                                 ----       ----            ----           ----            ----            ----
     Net asset value, beginning of
       period............................                   $10.42          $10.01        $9.78          $9.90            $9.81
                                                            ------          ------        -----           -----            -----
     Income from investment
       operations:
           Net investment income.........                     0.45            0.47         0.47           0.48             0.47
           Net realized and unrealized
           gain (loss) on investments....                    (0.03)           0.41         0.23          (0.12)            0.09
                                                             ------           ----         ----           ------            ----
     Total from investment
        operations.......................                     0.42            0.88         0.70           0.36             0.56
                                                              ----            ----         ----            ----             ----
     Less dividends:
           Dividends from net
              investment income..........                    (0.45)          (0.47)       (0.47)         (0.48)           (0.47)
           Dividends from net
              realized capital gains.....                     --               --          --           --                   --
                                                             ------          ------       ------         ------           ------
     Total dividends.....................                    (0.45)          (0.47)       (0.47)         (0.48)           (0.47)
                                                             ------          ------       ------         ------           ------
     Net increase (decrease) in net
        asset value......................                    (0.03)           0.41         0.23          (0.12)            0.09
                                                             ------          ------       ------         ------           ------
     Net asset value, end of period......                $   10.39       $   10.42    $   10.01     $     9.78      $      9.90
                                                          =========       =========    =========     =============      ===========
     Total return........................                     4.10%           8.91%        7.30%          3.64%            6.00%
     Ratios/supplemental data:
           Net assets, end of period
                 (000's).................                 $267,871        $206,137     $147,459     $  106,619         $ 82,058
     Ratios to average net assets:
           Net investment income
              including reimbursement/
              waiver.....................                     4.32%           4.54%        4.74%          4.73%            4.93%
           Net investment income
              excluding reimbursement/
              waiver.....................                     4.00%           4.20%        4.35%          4.25%            4.38%
           Operating expenses
              including reimbursement/
              waiver.....................                     0.80%           0.80%        0.79%          0.80%            0.80%
           Operating expenses
              excluding reimbursement/
              waiver.....................                     1.12%           1.14%        1.18%          1.28%            1.35%
     Portfolio turnover rate.............                     9.32%           6.45%        9.47%         47.00%           34.59%
-------------------------------------------

* The Fund commenced operations on June 14,1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.

                                       Galaxy Growth Fund II*
                       (For a share outstanding throughout each period)

                                                 For the period                                                      For the period
                                                 Ended                                                               ended
                                                 November 30,                  For the year ended                    May 31
                                                 ------------       -------------------------------------------     ---------------
                                                      1999            1999             1998             1997             1996(1)
                                                      ----            ----             ----             ----             ----
Net asset value,
     beginning of period..................                            $12.93            $12.20         $11.27            $10.00
                                                                      ------            ------         ------            ------
Income from investment operations:
     Net investment income................                             (0.08)            (0.05)          0.02              0.02
     Net realized and unrealized gain
         (loss) on investments............                             (0.41)             1.59           0.96              1.25
                                                                       ------             ----           ----              ----
Total from investment operations..........                             (0.49)             1.54           0.98              1.27
                                                                       ------             ----           ----              ----
Less dividends:
     Dividends from net investment
         income...........................                               --                --           (0.05)            (0.00)
     Dividends from net realized capital
         gains............................                             (0.38)            (0.81)         (0.00)            (0.00)
                                                                       ------            ------         ------            ------
Total dividends...........................                             (0.38)            (0.81)         (0.05)            (0.00)
                                                                       ------            ------         ------            ------
Net increase (decrease) in net asset
         value............................                             (0.87)             0.73           0.93              1.27
                                                                       ------             ----           ----              ----
Net asset value, end of period............                            $12.06            $12.93         $12.20            $11.27
                                                                      ======            ======         ======            ======
Total return..............................                             (3.54)%           12.64%          8.77%            12.70%(2)
Ratios/supplemental data:
     Net assets, end of period (000's)....                          $185,476          $257,550       $261,487           $46,026
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.............                             (0.39)%           (0.35)%         0.17%             1.75%(3)
     Net investment income excluding
         reimbursement/waiver.............                              (0.64)%          (0.60)%        (0.21)%            0.22%(3)
     Operating expenses including
         reimbursement/waiver.............                               0.93%            0.91%          0.77%             0.20%(3)
     Operating expenses excluding
         Reimbursement/waiver.............                               1.18%            1.16%          1.15%             1.73%(3)
Portfolio turnover rate...................                              61.02%           48.60%         57.46%             0.00
------------------------------

* The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized
(3)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

[Fleet assigned code]

[Front cover page]
The Galaxy Fund






Prospectus
May __, 2000

Galaxy Institutional Money Market Fund
Galaxy Institutional Treasury Money Market Fund
Galaxy Intermediate Tax-Exempt Bond Fund
Galaxy Connecticut Intermediate Municipal Bond Fund
Galaxy Massachusetts Intermediate Municipal Bond Fund
Galaxy Florida Municipal Bond Fund
Galaxy Growth Fund II


Trust Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

  1      Risk/return summary
  1      Introduction
  2      Galaxy Institutional Money Market Fund
  6      Galaxy Institutional Treasury Money Market Fund
10       Galaxy Intermediate Tax-Exempt Bond Fund
16       Galaxy Connecticut Intermediate Municipal Bond Fund
21       Galaxy Massachusetts Intermediate Municipal Bond Fund
26       Galaxy Florida Municipal Bond Fund
31       Galaxy Growth Fund II
36       Additional information about risk
37       Investor guidelines

39       Fund management
41       How to invest in the Funds
41       Buying, selling and exchanging shares
42          How to buy shares
43          How to sell shares
43          Other transaction policies
43           How to exchange shares -
             Money Market Funds Only

45       Dividends, distributions and taxes
48       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Growth Fund II. Each Fund commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the past performance of the Fund measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $96 billion in assets.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE GALAXY INSTITUTIONAL MONEY MARKET FUND AND GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YOU COULD ALSO LOSE MONEY BY INVESTING IN ANY OF THE OTHER FUNDS.

Galaxy Institutional Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. Government agency obligations, taxable municipal securities and repurchase agreements. The Fund may invest more than 25% of its assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.


[Sidenote:]
MONEY MARKET INSTRUMENTS
Money market instruments are short-term debt obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Galaxy money market funds must meet strict requirements as to investment quality, maturity and diversification. The Galaxy money market funds do not invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Galaxy money market fund must be 90 days or less. Prior to purchasing a money market instrument for a particular Galaxy money market fund, Fleet must determine that the instrument carries very little risk. Each Galaxy money market fund tries to maintain its share price at $1.00 to protect your investment from loss.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- STRIPS - The Fund may invest up to 5% of its total assets in zero coupon securities called STRIPS, which are separately traded interest and principal component parts of U.S. Treasury securities. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future. The Fund only offers one class of shares which are referred to in this prospectus as Trust Shares.

The Fund began operations on November 5, 1997 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:         ____% for the quarter ending ____________, ____
Worst quarter:        ____% for the quarter ending ____________, ____

[bar chart goes here]
                ---------  ---------
                   1998       1999
                ---------  ---------
                 45.40%       ____%
                ---------  ---------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999.

            -------------------  -----------------------
                  1 year             Since inception
            -------------------  -----------------------
                  ____%              ____% (11/5/97)
            -------------------  -----------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

EXPENSES OF THE FUND

The following table shows the expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------  -------------------  -----------------------  ----------------------  ---------------------
                                                                                                     Total Fund
                                                     Distribution                                     operating
                             Management fees         (12b-1)fees             Other expenses            expenses
------------------------  -------------------  -----------------------  ----------------------  ---------------------
Trust Shares                      0.20%                  None                   0.10%(1)                  0.30%(1)
------------------------  -------------------  -----------------------  ----------------------  ---------------------

(1)The Fund's administrator is waiving a portion of its administration fees (which are included in Other expenses) so that Other expenses are expected to be 0.08%. Total Fund operating expenses after this waiver are expected to be 0.28%. This fee waiver may be revised or discontinued at any time. However, the Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.28% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------  ----------------------  ------------------  ------------------  ----------------------
                               1 year               3 years              5 years              10 years
---------------------  ----------------------  ------------------  ------------------  ----------------------
Trust Shares                    $31                   $97                  $169                 $381
---------------------  ----------------------  ------------------  ------------------  ----------------------

Galaxy Institutional Treasury Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in short-term U.S. Government obligations, including U.S. Treasury securities, U.S. Government agency obligations and repurchase agreements secured by U.S. Government obligations. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund invests the rest of its assets in U.S. Government obligations issued by agencies or instrumentalities, including mortgage-backed securities.


[Sidenote:]
U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- STRIPS - The Fund may invest up to 5% of its total assets in zero coupon securities called STRIPS, which are separately traded interest and principal component parts of U.S. Treasury securities. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future. The Fund only offers one class of shares which are referred to in this prospectus as Trust Shares.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.

[Sidenote:]
-----------------  -------------------------------------------------
Best quarter:         ____% for the quarter ending _______, ____
-----------------  -------------------------------------------------
Worst quarter:        ____% for the quarter ending _______, ____
-----------------  -------------------------------------------------

[bar chart goes here]

---------------  -------------  -------------  -------------  ------------  ------------
      1994             1995           1996          1997           1998          1999
---------------  -------------  -------------  -------------  ------------  ------------
      4.04%            5.69%          5.14%         5.30%          5.20%         ____%
---------------  -------------  -------------  -------------  ------------  ------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999.

     ------------------------------------------------------------------------
             1 year                    5 years              Since inception
     ------------------------------------------------------------------------
             ____%                      ____%               ____% (6/14/93)
     ------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


EXPENSES OF THE FUND

The following table shows the expenses you may pay when you buy and hold shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------  ---------------------  --------------------  ----------------------  ----------------------
                                                                                                   Total Fund
                                                    Distribution                                    operating
                            Management fees         (12b-1) fees          Other expenses            expenses
----------------------  ---------------------  --------------------  ----------------------  ----------------------
Trust Shares                     0.20%                  None                  0.10%(1)                 0.30%(1)
----------------------  ---------------------  --------------------  ----------------------  ----------------------

(1)The Fund's administrator is waiving a portion of its administration fees (which are included in Other expenses) so that Other expenses are expected to be 0.06%. Total Fund operating expenses after this waiver are expected to be 0.26%. This fee waiver may be revised or discontinued at any time. However, the Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.26% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

--------------------  ----------------------  -------------------  ------------------  ---------------------
                               1 year               3 years              5 years              10 years
--------------------  ----------------------  -------------------  ------------------  ---------------------
Trust Shares                    $31                   $97                  $169                 $381
--------------------  ----------------------  -------------------  ------------------  ---------------------

Galaxy Intermediate Tax-Exempt Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

[Sidenote:]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a Fund. If a Fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[Sidenote:]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt securities in a Fund come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds or other investment companies that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION securities are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has have varied from year to year.


[Sidenote:]
Best quarter:         ____% for the quarter ending ________, ____
Worst quarter:        ____% for the quarter ending ________, ____


[bar chart goes here]

-----------  -----------  ---------  ---------  ----------  -----------
    1994         1995       1996        1997        1998        1999
-----------  -----------  ---------  ---------  ----------  -----------
   -3.02%       14.31%      4.20%      9.10%       6.41%       ____%
-----------  -----------  ---------  ---------  ----------  -----------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

------------------------------  -------------------  --------------------  ---------------------------
                                      1 year                  5 years         Since inception
------------------------------  -------------------  --------------------  ---------------------------
Trust Shares                           ____%                   ____%          ____% (6/14/93)
------------------------------  -------------------  --------------------  ---------------------------
Lehman Brothers
7-Year Municipal
Bond Index
                                       ____%                   ____%          ____% (since 5/31/93)
------------------------------  -------------------  --------------------  ---------------------------

[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------  --------------------  ---------------------------  ----------  ------------------------------
                                Management              Distribution and       Other           Total Fund operating
                                   fees               service (12b-1) fees    expenses              expenses
------------------------  --------------------  ---------------------------  ----------  ------------------------------
Trust Shares                      0.75%(1)                None                 0.13%                 0.88%(1)
------------------------  --------------------  ---------------------------  ----------  ------------------------------

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.76%. This fee waiver may be revised or discontinued at any time. However, the Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.76% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------  --------------------  ---------------------  -------------------  ------------------------
                               1 year                3 years               5 years                10 years
---------------------  --------------------  ---------------------  -------------------  ------------------------
Trust Shares                     $90                  $281                  $488                   $1,084
---------------------  --------------------  ---------------------  -------------------  ------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Connecticut Intermediate Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Connecticut municipal securities. Connecticut municipal securities are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on August 1, 1994 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]

----------------  -------------------------------------------------------
Best quarter:         _____% for the quarter ending __________, ____
----------------  -------------------------------------------------------
Worst quarter:        _____% for the quarter ending __________, ____
----------------  -------------------------------------------------------

[bar chart goes here]

------------------  -----------------  ------------------  -----------------  -------------------
        1995                1996                1997               1998                1999
------------------  -----------------  ------------------  -----------------  -------------------
       14.66%               3.63%              8.53%               6.67%              _____%
------------------  -----------------  ------------------  -----------------  -------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was ______%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

---------------------------  ----------------------  --------------------  ---------------------------
                                      1 year                  5 years              Since inception
---------------------------  ----------------------  --------------------  ---------------------------
Trust Shares                          _____%                   _____%         _____% (8/1/94)
---------------------------  ----------------------  --------------------  ---------------------------
Lehman Brothers
7-Year Municipal
Bond Index                            _____%                   _____%         _____% (since 7/31/94)
---------------------------  ----------------------  --------------------  ---------------------------

[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------  -------------------  --------------------------  ----------------  -------------------------
                              Management           Distribution and            Other          Total Fund operating
                                fees             service (12b-1) fees         expenses              expenses
----------------------  -------------------  --------------------------  ----------------  -------------------------
Trust Shares                   0.75%(1)                 None                   0.15%                 0.90%(1)
----------------------  -------------------  --------------------------  ----------------  -------------------------

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.78%. This fee waiver may be revised or discontinued at any time. However, the Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.78% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-----------------  -----------------  -------------------  -------------------  ------------------------
                        1 year                3 years              5 years               10 years
-----------------  -----------------  -------------------  -------------------  ------------------------
Trust Shares            $92                   $287                 $498                  $1,108
-----------------  -----------------  -------------------  -------------------  ------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Massachusetts Intermediate Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Massachusetts municipal securities. Massachusetts municipal securities are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:         _____% for the quarter ending __________, ____
Worst quarter:        _____% for the quarter ending __________, ____

[bar chart goes here]

---------------  -------------  -------------  -------------  ------------  ------------
      1994             1995           1996          1997           1998          1999
---------------  -------------  -------------  -------------  ------------  ------------
    -5.45%            13.73%          3.32%         8.89%          5.91%         ____%
---------------  -------------  -------------  -------------  ------------  ------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

------------------------------  -------------------  ---------------------------
                                      1 year            Since inception
------------------------------  -------------------  ---------------------------
Trust Shares                           ____%            ____% (6/14/93)
------------------------------  -------------------  ---------------------------
Lehman Brothers
7-Year Municipal
Bond Index                             ____%            ____% (since 5/31/93)
------------------------------  -------------------  ---------------------------


[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)
----------------------  -------------------  --------------------------  ----------------  -------------------------
                              Management           Distribution and            Other          Total Fund operating
                                fees             service (12b-1) fees         expenses              expenses
----------------------  -------------------  --------------------------  ----------------  -------------------------
Trust Shares                   0.75%(1)                 None                   0.15%                 0.90%(1)
----------------------  -------------------  --------------------------  ----------------  -------------------------

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Total Fund operating expenses after this waiver are expected to be 0.78%. This fee waiver may be revised or discontinued at any time. However, the Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.78% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-----------------  -----------------  -------------------  -------------------  ------------------------
                        1 year              3 years              5 years               10 years
-----------------  -----------------  -------------------  -------------------  ------------------------
Trust Shares            $92                   $287                 $498                  $1,108
-----------------  -----------------  -------------------  -------------------  ------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Florida Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax, with a secondary goal of preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Florida municipal securities. Florida municipal securities are securities issued by the State of Florida and other government issuers that pay interest which is exempt from federal income tax and that are exempt from Florida intangible personal property tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Florida municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Florida. Other considerations affecting the Fund's investments in Florida municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future. The Fund only offers one class of shares which are referred to in this prospectus as Trust Shares.

The Fund began operations on June 30, 1997 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:         _____% for the quarter ending __________, ____
Worst quarter:        _____% for the quarter ending __________, ____

[bar chart goes here]

                ---------  ---------
                   1998       1999
                ---------  ---------
                  6.37%      ____%
                ---------  ---------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

------------------------------  -------------------  ---------------------------
                                      1 year            Since inception
------------------------------  -------------------  ---------------------------
Trust Shares                           ____%            ____% (6/30/97)
------------------------------  -------------------  ---------------------------
Lehman Brothers
7-Year Municipal
Bond Index                             ____%            ____% (since 6/30/97)
------------------------------  -------------------  ---------------------------

[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)
----------------------  -------------------  --------------------------  ----------------  -------------------------
                              Management           Distribution and            Other          Total Fund operating
                                fees             service (12b-1) fees         expenses              expenses
----------------------  -------------------  --------------------------  ----------------  -------------------------
Trust Shares                   0.75%(1)                   None                   0.22%                 0.97%(1)
----------------------  -------------------  --------------------------  ----------------  -------------------------


(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.58%. Total Fund operating expenses after this waiver are expected to be 0.80%. This fee waiver may be revised or discontinued at any time. However, the Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.80% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-----------------  -----------------  -------------------  -------------------  ------------------------
                        1 year              3 years              5 years               10 years
-----------------  -----------------  -------------------  -------------------  ------------------------
Trust Shares            $99                   $309                 $536                  $1,190
-----------------  -----------------  -------------------  -------------------  ------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Growth Fund II


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation. Dividend income, if any, is incidental to capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stock (including depositary receipts) of U.S. and foreign companies which the Adviser believes have above-average growth potential. The Fund normally invests 80% to 90% or more of its total assets in these securities, although the Fund may invest up to 35% of its total assets in other securities, such as convertible and non-convertible debt securities, preferred stock, warrants and money market instruments.

The Fund principally invests in U.S. companies with market capitalizations of at least $250 million, although the Fund also may invest in companies with smaller capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

In selecting securities for the Fund, the Adviser uses a "bottom-up" approach. It looks for companies that it believes are in dynamic high-growth sectors of the world economy and that are thought to have dominant or strong competitive positions within their sectors. The Adviser also looks for companies thought to have quality management and that are expected to have strong earnings growth potential.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund also carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies (generally, those with market capitalizations below $1.5 billion) tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
- HEDGING - The Fund may engage in foreign currency transactions to hedge against the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on March 28, 1996 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:         _____% for the quarter ending __________, ____
Worst quarter:        _____% for the quarter ending __________, ____


[bar chart goes here]

               ---------  ----------  -----------
                  1997        1998        1999
               ---------  ----------  -----------
                 13.92%       1.36%       ____%
               ---------  ----------  -----------


The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

------------------------------  -------------------  ---------------------------
                                      1 year            Since inception
------------------------------  -------------------  ---------------------------
Trust Shares                           ____%            ____% (3/28/96)
------------------------------  -------------------  ---------------------------
Russell 2000 Index                     ____%            ____% (since 3/31/96)
------------------------------  -------------------  ---------------------------


[Sidenote:]
The Russell 2000 Index is an unmanaged index which tracks the performance of the 2000 smallest of the 3000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)
----------------------  -------------------  --------------------------  ----------------  -------------------------
                              Management           Distribution and            Other          Total Fund operating
                                fees             service (12b-1) fees         expenses              expenses
----------------------  -------------------  --------------------------  ----------------  -------------------------
Trust Shares                   0.75%                    None                   0.15%                 0.90%(1)
----------------------  -------------------  --------------------------  ----------------  -------------------------

(1)The Adviser has agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for Trust Shares of the Fund do not exceed 0.90% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-----------------  -----------------  -------------------  -------------------  ------------------------
                        1 year              3 years              5 years               10 years
-----------------  -----------------  -------------------  -------------------  ------------------------
Trust Shares            $92                  $287                 $498                  $1,108
-----------------  -----------------  -------------------  -------------------  ------------------------


[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio managers are Theodore E. Ober and Eugene D. Takach. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Ober, who has over 11 years of experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager with the Adviser and its affiliated organizations since 1987. Mr. Takach, who has over 30 years of experience in investment management, research analysis and securities trading, has been a portfolio manager with the Adviser and its affiliated organizations since 1971. Mr.
Ober and Mr. Takach co-managed the Predecessor Fund since it began operations.

Additional information about risk


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II, taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. These strategies could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAs, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial institution or plan administrator for help in deciding which Fund is right for you.

-----------------------------------------------------  ----------------------------------------------------
Galaxy Fund                                             May be best suited for investors who...
-----------------------------------------------------  ----------------------------------------------------
Galaxy Institutional Money Market Fund                  -   are investing for a short period of time
                                                        -   are looking for higher returns than are
                                                            usually available from Treasury money
                                                            market funds
-----------------------------------------------------  ----------------------------------------------------
Galaxy Institutional Treasury Money Market Fund         -   are investing for a short period of time
                                                        -   want the added safety of U.S. Government
                                                            securities
-----------------------------------------------------  ----------------------------------------------------
Galaxy Intermediate Tax-Exempt Bond Fund                -   are seeking current income that is exempt
                                                            from federal income tax
                                                        -   are seeking a higher yield than is available
                                                            from shorter-term tax-exempt securities or
                                                            money market funds
-----------------------------------------------------  ----------------------------------------------------
Galaxy Connecticut Intermediate Municipal               -   reside in Connecticut and are seeking
Bond Fund                                                   current income that is exempt from federal
                                                            income tax and Connecticut personal
                                                            income tax
                                                        -   are seeking a higher yield then is available
                                                            from shorter-term tax-exempt securities or
                                                            money market funds
-----------------------------------------------------  ----------------------------------------------------
Galaxy Massachusetts Intermediate Municipal             -   reside in Massachusetts and are seeking
Bond Fund                                                   current income that is exempt from federal
                                                            income tax and Massachusetts personal
                                                            income tax
                                                        -   are seeking a higher yield then is available
                                                            from shorter-term tax-exempt securities or
                                                            money market funds
-----------------------------------------------------  ----------------------------------------------------

-----------------------------------------------------  ----------------------------------------------------
Galaxy Florida Municipal Bond Fund                      -   reside in Florida and are seeking current
                                                            income that is exempt from federal income
                                                            tax through an investment that is exempt
                                                            from Florida intangible personal property
                                                            tax
                                                        -   are seeking a higher yield than is available
                                                            from shorter-term tax-exempt securities or
                                                            money market funds
-----------------------------------------------------  ----------------------------------------------------
Galaxy Growth Fund II                                   -   are seeking long-term growth
                                                        -   are able to tolerate the additional risks of
                                                            investing in smaller companies
                                                        -   are not seeking income
-----------------------------------------------------  ----------------------------------------------------

[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization, BankBoston N.A. ("BankBoston") served as the investment adviser to each of the Predecessor Funds. BankBoston is an indirect wholly-owned subsidiary of FleetBoston Corporation and an affiliate of the Adviser.

The management fees paid to BankBoston by each Predecessor Fund during the fiscal year ended May 31, 1999 are set forth below.

-----------------------------------------------------  ----------------------------------------------------
Fund                                                   Management fee as a % of average net assets
-----------------------------------------------------  ----------------------------------------------------
Institutional Money Market                                                     0.15%
-----------------------------------------------------  ----------------------------------------------------
Institutional Treasury Money Market                                            0.20%
-----------------------------------------------------  ----------------------------------------------------
Intermediate Tax-Exempt Bond                                                   0.68%
-----------------------------------------------------  ----------------------------------------------------
Connecticut Intermediate Municipal Bond                                        0.67%
-----------------------------------------------------  ----------------------------------------------------
Massachusetts Intermediate Municipal
Bond                                                                           0.67%
-----------------------------------------------------  ----------------------------------------------------
Florida Municipal Bond                                                         0.65%
-----------------------------------------------------  ----------------------------------------------------
Growth II                                                                      0.74%
-----------------------------------------------------  ----------------------------------------------------

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds (other than the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund and Galaxy Florida Municipal Bond Fund) held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

HOW TO INVEST IN THE FUNDS


BUYING, SELLING AND EXCHANGING SHARES

Trust Shares of the Funds (other than the Institutional Money Market Fund and Institutional Treasury Money Market Fund) are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Corporation.

-    Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

Trust Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund (referred to as the Money Market Funds) are available for purchase by financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser, that are purchasing shares of the Fund on behalf of their customers.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and your financial institution or employer-sponsored plan are open for business.

If you order to buy shares of a Money Market Fund is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the next asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If you order to buy shares of a Money Market Fund is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you buy shares of each of the other Funds is the NAV per share next determined after your order is accepted. The price at which you sell shares of each Fund, including the Money Market Funds, is the NAV per share next determined after receipt of your order.

NAV is determined on each day the New York Stock Exchange is open for trading as of 11:00 a.m. (for the Money Market Funds only) and at the close of regular trading that day (usually 4:00 p.m. Eastern time) for each Fund, including the Money Market Funds. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

The Money Market Funds' assets are valued at amortized cost, which is approximately equal to market value. For each of the other Funds, if market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the NAV per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.


HOW TO BUY SHARES

You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.


[Sidenote:]
INVESTMENT MINIMUMS

Except for the Money Market Funds, Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may do so. They may also require you to maintain a minimum account balance.

The minimum initial aggregate investment by a financial institution purchasing shares of a Money Market Fund on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.

HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.


OTHER TRANSACTION POLICIES

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

With respect to the Money Market Funds, Galaxy requires that a financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the financial institution to sell all shares in the account. With respect to the other Funds, Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.


HOW TO EXCHANGE SHARES - MONEY MARKET FUNDS ONLY

If you are a customer of a financial institution, you may exchange Trust Shares of the Institutional Money Market Fund and/or the Institutional Treasury Money Market Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange your Trust Shares of a Money Market Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

TO EXCHANGE SHARES:

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-   send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

-   ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may refuse any exchange request and may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund, except the Growth Fund II, generally declares dividends from net investment income daily and pays them monthly. The Growth Fund II generally pays dividends from net investment income on a semi-annual basis. The Money Market Funds expect that all, or substantially all, of their distributions will consist of ordinary income. It is expected that the annual distributions of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds will be mainly income dividends. It is expected that the annual distributions of the Growth Fund II will normally - but not always - consist primarily of capital gains rather than ordinary income. Each of the Funds normally pays any realized capital gains at least once a year, although the Money Market Funds do not expect to realize net long-term capital gains. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

MONEY MARKET FUNDS AND GROWTH FUND II

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. You will be notified annually of the tax status of distributions to you.

Dividends paid by the Growth Fund II to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND AND FLORIDA MUNICIPAL BOND FUND

It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests, or from any capital gains, will be subject to the particular state's taxes. However, with respect to the Connecticut Intermediate Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

Each Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May ___, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. As discussed above in each Fund's risk/return summary, prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. The financial highlights tables shown below will help you understand the financial performance for each Predecessor Fund for the six-month period ended November 30, 1999 and for the past five fiscal years (or the period since a particular Predecessor Fund began operations). Certain information reflects the financial performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Predecessor Fund, assuming all dividends and distributions were reinvested. The information for the semi-annual period ended November 30, 1999 is unaudited and such information, along with the Predecessor Fund's financial statements, is included in the Predecessor Funds' Semi-Annual Reports and incorporated by reference into the SAI. The information for the past five fiscal years or periods has been audited by [____________], independent auditors, whose report, along with the Predecessor Funds' financial statements, are included in the Predecessor Funds' Annual Reports and are incorporated by reference into the SAI. The Annual and Semi-Annual Reports and SAI are available free of charge upon request.

                     Galaxy Institutional Money Market Fund*
                (For a share outstanding throughout each period)

                                                  For the          For the              For the
                                               Period Ended       Year Ended          Period Ended
                                                November 30,        May 31               May 31
                                              ---------------    -----------           ----------
                                                  1999               1999                1998(1)
                                                  ----               ----                ----

Net asset value, beginning of period                                 $1.00               $ 1.00
                                                                     -----               ------
Income from investment operations:

    Net investment income1.......                                    0.05                 0.03

  Net realized and unrealized gain
     (loss)
      on investments.............                                     --                    --
                                                                   --------               -----

     Total from investment operations                                0.05                 0.03
                                                                     ----                 ----

Less dividends:
     Dividends from net investment
           income................
                                                                    (0.05)               (0.03)

  Dividends from net realized capital
           gains.................                                     --                    --
                                                                   --------               -----

  Total dividends................                                   (0.05)               (0.03)

Net increase (decrease) in net asset
  value..........................                                     --                    --
                                                                   --------               -----

Net asset value, end of period...                                  $  1.00             $   1.00
                                                                   --------             --------
                                                                   --------             --------

Total return.....................                                     5.10%              5.55%(2)

Ratios/supplemental data:
  Net assets, end of period (000's)                                $516,901            $302,338

Ratios to average net assets:
  Net investment income including
  reimbursement/ waiver..........                                    4.93%              5.36%(2)
  Net investment income excluding
  reimbursement/ waiver..........                                    4.88%              5.21%(2)
  Operating expenses including
     reimbursement/waiver........                                    0.30%              0.27%(2)
  Operating expenses excluding
     reimbursement/waiver........                                    0.35%              0.42%(2)

               -------------------------------------------
              * The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.
              (1)For the period from commencement of operations.
              (2)Annualized.

                Galaxy Institutional Treasury Money Market Fund*
                (For a share outstanding throughout each period)

                                            For the
                                        Period ended
                                         November 30,                    For the Year Ended May 31,
                                        -------------  -------------------------------------------------------------------
                                             1999          1999          1998           1997          1996          1995
                                             ----          ----          ----           ----          ----          ----
   Net asset value, beginning of
     period.........................                      $ 1.00        $ 1.00         $ 1.00         $ 1.00       $ 1.00

   Income from investment operations:
     Net investment income(1).......                        0.05          0.05           0.05           0.05         0.05
     Net realized and unrealized
         gain (loss) on investments.                          --            --             --             --           --
                                                      ------------  ------------   -----------    -----------  -----------
        Total from investment
          operations................                        0.05          0.05           0.05           0.05         0.05
                                                      ------------  ------------   -----------    -----------  -----------
   Less dividends:
     Dividends from net investment
        income......................                       (0.05)        (0.05)         (0.05)         (0.05)       (0.05)
     Dividends from net realized
        capital gains...............                          --            --             --             --           --
        Total dividends.............                       (0.05)        (0.05)         (0.05)         (0.05)       (0.05)
                                                      ------------  ------------   -----------    -----------  -----------
   Net increase (decrease) in net
     asset value....................                          --            --             --             --           --
                                                      ------------  ------------   -----------    -----------  -----------
   Net asset value, end of
     period.........................                    $    1.00     $    1.00     $    1.00        $  1.00      $  1.00
                                                      ------------  ------------   -----------    -----------  -----------
                                                      ------------  ------------   -----------    -----------  -----------
   Total return.....................                        4.90%         5.36%          5.16%          5.45%        5.05%
   Ratios/supplemental data:
     Net assets, end of period (000's)                  $4,346,037    $4,285,801    $2,591,487       $644,733     $395,585
   Ratios to average net assets:
     Net investment income including
        reimbursement/ waiver.......                        4.79%         5.24%          5.05%          5.29%        5.12%
     Net income excluding
        reimbursement/waiver                                4.79%         5.24%          5.04%          5.22%        5.01%
     Operating expenses including
        reimbursement/waiver........                        0.31%         0.33%          0.33%          0.32%        0.30%
     Operating expenses excluding
         reimbursement/waiver.......                        0.31%         0.33%          0.34%          0.39%        0.41%

--------------------

* The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.

(1)    For the period from commencement of operations.

                    Galaxy Intermediate Tax-Exempt Bond Fund*
                (For a share outstanding throughout each period)

                                           For the
                                           period ended
                                           November 30,                          For the Year Ended May 31,
                                           ------------  ---------------------------------------------------------------------------
                                             1999      1999            1998             1997              1996            1995
                                            ----       ----            ----             ----              ----            ----
     Net asset value, beginning of
       period............................                 $10.52          $10.18          $9.99            $10.14            $9.90
                                                          ------          ------          -----            ------            -----
     Income from investment
       operations:
           Net investment income.........                   0.45            0.48           0.50              0.51             0.48
           Net realized and unrealized
           gain (loss) on investments....                  (0.01)           0.44           0.19             (0.09)            0.24
                                                           ------           ----           ----             ------            ----
     Total from investment
        operations.......................                   0.44            0.92           0.69              0.42             0.72
                                                            ----            ----           ----              ----             ----
     Less dividends:
           Dividends from net
              investment income..........                  (0.45)          (0.48)         (0.50)            (0.51)           (0.48)
           Dividends from net
              realized capital gains.....                  (0.18)          (0.10)            --             (0.06)              --
                                                          ------           ------       --------            ------           -----
     Total dividends.....................                  (0.63)          (0.58)         (0.50)            (0.57)           (0.48)
                                                           ------          ------         ------            ------           ------
     Net increase (decrease) in net
        asset value......................                  (0.19)           0.34           0.19             (0.13)            0.24
                                                           ------           ----           ----             ------            ----
     Net asset value, end of period......                $  10.33        $  10.52       $  10.18         $   9.99         $  10.14
                                                        ---------       ---------      ---------       ----------      -----------
                                                        ---------       ---------      ---------       ----------      -----------
     Total return........................                   4.24%           9.24%          7.74%             4.31%            7.58%
     Ratios/supplemental data:
           Net assets, end of period
                 (000's).................                $356,995        $303,578       $250,526         $196,787         $176,345
     Ratios to average net assets:
           Net investment income
              including reimbursement/
              waiver.....................                   4.31%           4.62%           4.92%            4.90%            5.02%
           Net investment income
              excluding reimbursement/
              waiver.....................                   4.00%           4.30%           4.55%            4.48%            4.56%
           Operating expenses
              including reimbursement/
              waiver.....................                   0.80%           0.80%           0.80%            0.79%            0.80%
           Operating expenses
              excluding reimbursement/
              waiver.....................                   1.11%           1.12%           1.17%            1.21%            1.26%
     Portfolio turnover rate.............                  68.58%          34.06%          33.24%           37.35%           74.74%

-------------------------------
* The Fund commenced operations on June 14,1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.

              Galaxy Connecticut Intermediate Municipal Bond Fund*
                (For a share outstanding throughout each period)


                                              For the
                                           Period Ended
                                           November 30,                          For the Year Ended May 31,
                                           ------------  --------------------------------------------------------------------------
                                              1999       1999            1998            1997              1996         1995(1)
                                              ----       ----            ----            ----              ----         ----
     Net asset value, beginning of
       period............................              $10.81          $10.38         $10.17            $10.27          $10.00
                                                       ------          ------         ------            ------          ------
     Income from investment
       operations:
           Net investment income.........                0.48            0.50           0.51              0.53            0.45
           Net realized and unrealized
           gain (loss) on investments....               (0.08)           0.45           0.21             (0.10)           0.27
                                                        ------           ----           ----             ------           ----
     Total from investment
        operations.......................                0.40            0.95           0.72              0.43            0.72
                                                         ----            ----           ----              ----            ----
     Less dividends:
           Dividends from net
              investment income..........               (0.48)          (0.50)         (0.51)            (0.53)          (0.45)
           Dividends from net
              realized capital gains.....              (0.06)           (0.02)            --                --              --
                                                       ------           ------       --------          --------           -----
     Total dividends.....................               (0.54)          (0.52)         (0.51)            (0.53)          (0.45)
                                                        ------          ------         ------            ------          ------
     Net increase (decrease) in net
        asset value......................               (0.14)           0.43           0.21             (0.10)           0.27
                                                        ------           ----           ----             ------           ----
     Net asset value, end of period......             $ 10.67        $  10.81       $  10.38         $   10.17         $ 10.27
                                                     ---------      ----------     ----------      ------------    ------------
     Total return........................                3.72%           9.29%          7.26%             4.20%           7.45%(2)
     Ratios/supplemental data:
           Net assets, end of period
                 (000's).................            $187,725        $142,107       $103,104         $   81,441        $ 61,369
     Ratios to average net assets:
           Net investment income
              including reimbursement/
              waiver.....................                4.37%           4.66%           4.94%            5.02%           5.44%(3)
           Net investment income
              excluding reimbursement/
              waiver.....................                4.05%           4.32%           4.53%            4.48%           4.56%(3)
           Operating expenses
              including reimbursement/
              waiver.....................                0.80%           0.80%           0.76%            0.75%           0.52%(3)
           Operating expenses
              excluding reimbursement/
              waiver.....................                1.12%           1.14%           1.17%            1.29%           1.40%3
     Portfolio turnover rate.............               19.10%          16.81%           4.28%           20.41%          35.56%

----------------------------------

* The Portfolio commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized.
(3)  Annualized.

             Galaxy Massachusetts Intermediate Municipal Bond Fund*
                (For a share outstanding throughout each period)



                                           For the
                                           period ended
                                           November 30,                          For the Year Ended May 31,
                                           ------------  --------------------------------------------------------------------------
                                         1999           1999            1998            1997              1996             1995
                                         ----           ----            ----            ----              ----             ----
     Net asset value, beginning of
       period............................              $10.42          $10.01          $9.78             $9.90            $9.81
                                                       ------          ------          -----             -----            -----
     Income from investment
       operations:
           Net investment income.........                0.45            0.47           0.47              0.48             0.47
           Net realized and unrealized
           gain (loss) on investments....               (0.03)           0.41           0.23             (0.12)            0.09
                                                        ------           ----           ----             ------            ----
     Total from investment
        operations.......................                0.42            0.88           0.70              0.36             0.56
                                                         ----            ----           ----              ----             ----
     Less dividends:
           Dividends from net
              investment income..........               (0.45)          (0.47)         (0.47)            (0.48)           (0.47)
           Dividends from net
              realized capital gains.....                  --              --             --                --               --
                                                      --------         --------      --------          --------           -----
     Total dividends.....................               (0.45)          (0.47)         (0.47)            (0.48)           (0.47)
                                                        ------          ------         ------            ------           ------
     Net increase (decrease) in net
        asset value......................               (0.03)           0.41           0.23             (0.12)            0.09
                                                        ------           ----           ----             ------            ----
     Net asset value, end of period......            $   10.39       $   10.42      $   10.01       $      9.78        $   9.90
                                                     ---------       ---------      ---------       -----------        --------
                                                     ---------       ---------      ---------       -----------        --------
     Total return........................                4.10%           8.91%          7.30%             3.64%            6.00%
     Ratios/supplemental data:
           Net assets, end of period
                 (000's).................            $267,871        $206,137       $147,459        $  106,619         $ 82,058
     Ratios to average net assets:
           Net investment income
              including reimbursement/
              waiver.....................                4.32%           4.54%           4.74%            4.73%            4.93%
           Net investment income
              excluding reimbursement/
              waiver.....................                4.00%           4.20%           4.35%            4.25%            4.38%
           Operating expenses
              including reimbursement/
              waiver.....................                0.80%           0.80%           0.79%            0.80%            0.80%
           Operating expenses
              excluding reimbursement/
              waiver.....................                1.12%           1.14%           1.18%            1.28%            1.35%
     Portfolio turnover rate.............                9.32%           6.45%           9.47%           47.00%           34.59%


---------------------------

* The Fund commenced operations on June 14,1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.

                       Galaxy Florida Municipal Bond Fund*
                (For a share outstanding throughout each period)


                                                    For the Period           For the                  For the
                                                        ended               Year ended              Period ended
                                                      November 30,            May 31,                  May 31,
                                                      -----------          -----------              -----------
                                                        1999                   1999                    1998(1)
                                                        ----                   ----                    -------
Net asset value, beginning of period.........                                 $10.30                  $ 10.00
                                                                              ------                   ------
Income from investment operations:
      Net investment income..................                                   0.44                     0.43
      Net realized and unrealized gain (loss)
           on investments....................                                  (0.04)                    0.32
                                                                               ------                    ----
Total from investment operations.............                                   0.40                     0.75
                                                                               ------                    ----
Less dividends:
      Dividends from net investment income...                                  (0.44)                   (0.43)
      Dividends from net realized capital gains                                (0.14)                   (0.02)
                                                                             --------                   ------
Total dividends..............................                                  (0.58)                   (0.45)
                                                                               ------                   ------
Net increase (decrease) in net asset value...                                  (0.18)                    0.30
                                                                               ------                    ----
Net asset value, end of period...............                                 $10.12                  $ 10.30
                                                                              ======                   ======
Total return                                                                    3.88%                    7.63%(2)
Ratios/supplemental data:
      Net assets, end of period (000's)......                                 $68,796                 $51,793
Ratios to average net assets:
      Net investment income including reimbursement/waiver
                                                                                4.25%                    4.59%
      Net investment income including reimbursement/waiver
                                                                                3.91%                    4.20%(3)
      Operating expenses including
           Reimbursement/waiver..............                                   0.80%                    0.80%
      Operating expenses excluding
           Reimbursement/waiver..............                                   1.14%                    1.19%(3)
Portfolio turnover rate......................                                  10.88%                   21.35%

----------------------------------

* The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized.
(3)  Annualized.

                             GALAXY GROWTH FUND II*
                (For a share outstanding throughout each period)

                                               For the Period                                                       For the Period
                                                    Ended                                                                ended
                                                  November 30,                       For the Year ended                 May 31
                                                 ------------     --------------------------------------------       --------------
                                                      1999          1999              1998           1997             1996(1)
                                                      ----          ----              ----           ----             ----
Net asset value,
     beginning of period..................                        $12.93            $12.20         $11.27            $10.00
                                                                  ------            ------         ------            ------
Income from investment operations:
     Net investment income................                         (0.08)            (0.05)          0.02              0.02
     Net realized and unrealized gain
         (loss) on investments............                         (0.41)             1.59           0.96              1.25
                                                                   ------             ----           ----              ----
Total from investment operations..........                         (0.49)             1.54           0.98              1.27
                                                                   ------             ----           ----              ----
Less dividends:
     Dividends from net investment
         income...........................                         --                --             (0.05)            (0.00)
     Dividends from net realized capital
         gains............................                         (0.38)            (0.81)         (0.00)            (0.00)
                                                                   ------            ------         ------            ------
Total dividends...........................                         (0.38)            (0.81)         (0.05)            (0.00)
                                                                   ------            ------         ------            ------
Net increase (decrease) in net asset
         value............................                         (0.87)             0.73           0.93              1.27
                                                                   ------             ----           ----              ----
Net asset value, end of period............                      $  12.06          $  12.93       $  12.20          $  11.27
                                                                  ======            ======         ======            ======
Total return..............................                         (3.54)%           12.64%          8.77%            12.70%(2)
Ratios/supplemental data:
     Net assets, end of period (000's)....                      $185,476          $257,550       $261,487           $46,026
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.............                         (0.39)%           (0.35)%         0.17%             1.75%(3)
     Net investment income excluding
         reimbursement/waiver.............                         (0.64)%           (0.60)%        (0.21)%            0.22%(3)
     Operating expenses including
         reimbursement/waiver.............                          0.93%             0.91%          0.77%             0.20%(3)
     Operating expenses excluding
         Reimbursement/waiver.............                          1.18%             1.16%          1.15%             1.73%(3)
Portfolio turnover rate...................                         61.02%            48.60%         57.46%             0.00

------------------------------

* The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized
(3)  Annualized.

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC Washington, DC 20549-0102 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

[Fleet assigned code]

[Front cover page]
The Galaxy Fund






Prospectus
May __, 2000

Galaxy Intermediate Tax-Exempt Bond Fund
Galaxy Connecticut Intermediate Municipal Bond Fund
Galaxy Massachusetts Intermediate Municipal Bond Fund
Galaxy Growth Fund II


BKB Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

 1       Risk/return summary
 1       Introduction
 2       Galaxy Intermediate Tax-Exempt Bond Fund
 9       Galaxy Connecticut Intermediate Municipal Bond Fund
15       Galaxy Massachusetts Intermediate Municipal Bond Fund
21       Galaxy Growth Fund II
26       Additional information about risk
27       Investor guidelines

29       Fund management

30       How to invest in the Funds
30       How sales charges work
33       Buying, selling and exchanging BKB Shares
34          How to buy BKB Shares
35          How to sell BKB Shares
37          Exchange privilege
37          Other transaction policies

39       Dividends, distributions and taxes

42       Galaxy investor programs
42       Retirement plans
42       Other programs

44       How to reach Galaxy

45       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund and Galaxy Growth Fund II. BKB Shares are offered through this prospectus without a sales charge (sometimes called a front-end load) only to those shareholders of the Boston 1784 Funds who are not eligible to receive Trust Shares of their corresponding Galaxy Funds at the time the Boston 1784 Funds are reorganized into Galaxy. BKB Shares of each Fund will convert into Retail A Shares of the same Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, some information is provided in this prospectus for Retail A Shares of the Funds. Retail A Shares of the Funds are offered through a separate prospectus available from Galaxy by calling the phone number on the back cover of this prospectus. Prior to the date of this prospectus, the Funds had not offered BKB Shares.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the past performance of the Fund measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $96 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

Galaxy Intermediate Tax-Exempt Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

[Sidenote:]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a Fund. If a Fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[Sidenote:]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt securities in a Fund come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities or in mutual funds or other investment companies that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION securities are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has have varied from year to year.


[Sidenote:]
Best quarter:              ____% for the quarter ending ________, ____
Worst quarter:             ____% for the quarter ending ________, ____


[bar chart goes here]

------------------------------------------------------------------------
    1994         1995       1996        1997        1998        1999
------------------------------------------------------------------------
   -3.02%       14.31%      4.20%      9.10%       6.41%       ____%
------------------------------------------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

---------------------------------------------------------------------------
                         1 year       5 years      Since inception
---------------------------------------------------------------------------
Trust Shares              ____%        ____%       ____% (6/14/93)
---------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index
                          ____%        ____%       ____% (since 5/31/93)
---------------------------------------------------------------------------


[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)
------------------------------------------------------------------------------------------------------
                       Maximum sales charge (load) on     Maximum deferred sales charge
                       purchases shown as a % of the      (load) shown as a % of the offering
                       offering price                     price or sale price, whichever is less
------------------------------------------------------------------------------------------------------
BKB Shares             None                               None
------------------------------------------------------------------------------------------------------
Retail A Shares*       3.75%(1)                           None(2)
------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)
---------------------------------------------------------------------------------------------------
                         Management       Distribution and       Other     Total Fund operating
                           fees         service (12b-1) fees    expenses         expenses
---------------------------------------------------------------------------------------------------
BKB Shares                0.75%(3)             None              0.30%(3)        1.05%(3,4)
---------------------------------------------------------------------------------------------------
Retail A Shares*          0.75%(3)             None              0.30%           1.05%(3)
---------------------------------------------------------------------------------------------------

* Galaxy does not currently intend to offer Retail A Shares of the Fund until the conversion of BKB Shares into Retail A Shares.
(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds -- How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.17%. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.93% for Retail A Shares. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.80% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  your BKB Shares convert into Retail A Shares after one year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                     1 year    3 years     5 years    10 years
----------------------------------------------------------------------
BKB Shares            $107       N/A         N/A        N/A
----------------------------------------------------------------------
Retail A Shares       $478      $697        $933       $1,609
----------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Connecticut Intermediate Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income exempt from both federal and Connecticut personal income tax, with a secondary goal of preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Connecticut municipal securities. Connecticut municipal securities are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable debt securities, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on August 1, 1994 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:           _____% for the quarter ending __________, ____
Worst quarter:          _____% for the quarter ending __________, ____

[bar chart goes here]

----------------------------------------------------------------
        1995       1996       1997       1998       1999
----------------------------------------------------------------
       14.66%      3.63%     8.53%       6.67%     _____%
----------------------------------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was ______%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

--------------------------------------------------------------------------------
                           1 year        5 years          Since inception
--------------------------------------------------------------------------------
Trust Shares               _____%         _____%       _____% (8/1/94)
--------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index                 _____%         _____%       _____% (since 7/31/94)
--------------------------------------------------------------------------------


[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)

--------------------------------------------------------------------------------------------------
                      Maximum sales charge (load) on     Maximum deferred sales charge
                      purchases shown as a % of the      (load) shown as a % of the offering
                      offering price                     price or sale price, whichever is less
--------------------------------------------------------------------------------------------------
BKB Shares            None                               None
--------------------------------------------------------------------------------------------------
Retail A Shares*      3.75%(1)                           None(2)
--------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)

---------------------------------------------------------------------------------------------------
                         Management       Distribution and       Other     Total Fund operating
                           fees         service (12b-1) fees    expenses         expenses
---------------------------------------------------------------------------------------------------
BKB Shares                0.75%(3)              None             0.32%(3)         1.07%(3),(4)
---------------------------------------------------------------------------------------------------

Retail A Shares*          0.75%(3)              None             0.32%            1.07%(3)
---------------------------------------------------------------------------------------------------

* Galaxy does not currently intend to offer Retail A Shares of the Fund until the conversion of BKB Shares into Retail A Shares.
(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.17%. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.95% for Retail A Shares. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.80% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your BKB Shares convert to Retail A Shares after one year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                     1 year    3 years     5 years    10 years
----------------------------------------------------------------------
BKB Shares           $109      N/A         N/A        N/A
----------------------------------------------------------------------
Retail A Shares      $480      $703        $943       $1,632
----------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Massachusetts Intermediate Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. The Fund normally invests at least 80% of its net assets in municipal securities or in mutual funds or other investment companies that invest in municipal securities, and at least 65% of its net assets in Massachusetts municipal securities. Massachusetts municipal securities are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. The Adviser expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances the Fund's average weighted maturity will be between five and ten years.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund also carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
- HEDGING - The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000 the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:           _____% for the quarter ending __________, ____
Worst quarter:          _____% for the quarter ending __________, ____

[bar chart goes here]

------------------------------------------------------------------------
    1994         1995       1996        1997        1998        1999
------------------------------------------------------------------------
   -5.45%       13.73%      3.32%      8.89%       5.91%       ____%
------------------------------------------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-----------------------------------------------------------------------
                             1 year            Since inception
-----------------------------------------------------------------------
Trust Shares                 _____%            _____% (6/14/93)
-----------------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index                   _____%            _____% (since 5/31/93)
-----------------------------------------------------------------------


[Sidenote:]
The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds with remaining maturities of 7 years or less.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. It is expected that BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)

--------------------------------------------------------------------------------------------------
                      Maximum sales charge (load) on     Maximum deferred sales charge
                      purchases shown as a % of the      (load) shown as a % of the offering
                      offering price                     price or sale price, whichever is less
--------------------------------------------------------------------------------------------------
BKB Shares            None                               None
--------------------------------------------------------------------------------------------------
Retail A Shares*      3.75%(1)                           None(2)
--------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)

---------------------------------------------------------------------------------------------------
                         Management       Distribution and       Other     Total Fund operating
                           fees         service (12b-1) fees    expenses         expenses
---------------------------------------------------------------------------------------------------
BKB Shares                0.75%(3)             None              0.32%(3)        1.07%(3),(4)
---------------------------------------------------------------------------------------------------
Retail A Shares*          0.75%(3)             None              0.32%           1.07%(3)
---------------------------------------------------------------------------------------------------

* Galaxy does not currently intend to offer Retail A Shares of the Fund until the conversion of BKB Shares into Retail A Shares.
(1) There will be no sales charge imposed on the conversion of BKB Share into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.63%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.17%. Total Fund operating expenses after these waivers are expected to be 0.80% for BKB Shares and 0.95% for Retail A Shares. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.80% for a period of one year following the reorganization.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your BKB Shares convert into Retail A Shares after one year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                     1 year    3 years     5 years    10 years
----------------------------------------------------------------------
BKB Shares           $109      N/A         N/A        N/A
----------------------------------------------------------------------
Retail A Shares      $480      $703        $943       $1,632
----------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Growth Fund II


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation. Dividend income, if any, is incidental to capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stock (including depositary receipts) of U.S. and foreign companies which the Adviser believes have above-average growth potential. The Fund normally invests 80% to 90% or more of its total assets in these securities, although the Fund may invest up to 35% of its total assets in other securities, such as convertible and non-convertible debt securities, preferred stock, warrants and money market instruments.

The Fund principally invests in U.S. companies with market capitalizations of at least $250 million, although the Fund also may invest in companies with smaller capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign companies, including companies in developing countries. While some of the Fund's investments may pay dividends, current income is not a consideration when selecting investments.

In selecting securities for the Fund, the Adviser uses a "bottom-up" approach. It looks for companies that it believes are in dynamic high-growth sectors of the world economy and that are thought to have dominant or strong competitive positions within their sectors. The Adviser also looks for companies thought to have quality management and that are expected to have strong earnings growth potential.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund also carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies (generally, those with market capitalizations below $1.5 billion) tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
- HEDGING - The Fund may engage in foreign currency transactions to hedge against the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on March 28, 1996 as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The returns shown below are for the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Predecessor Fund has varied from year to year.


[Sidenote:]
Best quarter:            _____% for the quarter ending __________, ____
Worst quarter:           _____% for the quarter ending __________, ____


[bar chart goes here]

                   ------------------------------------
                        1997       1998       1999
                   ------------------------------------
                       13.92%      1.36%     _____%
                   ------------------------------------

The Predecessor Fund's total return for the quarter ended March 31, 2000 was _____%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Predecessor Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-----------------------------------------------------------------------
                             1 year            Since inception
-----------------------------------------------------------------------
Trust Shares                 _____%            _____% (3/28/96)
-----------------------------------------------------------------------
Russell 2000 Index           _____%            _____% (since 3/31/96)
-----------------------------------------------------------------------


[Sidenote:]
The Russell 2000 Index is an unmanaged index which tracks the performance of the 2000 smallest of the 3000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. It is expected that BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.


Shareholder fees (fees paid directly from your investment)

--------------------------------------------------------------------------------------------------
                      Maximum sales charge (load) on     Maximum deferred sales charge
                      purchases shown as a % of the      (load) shown as a % of the offering
                      offering price                     price or sale price, whichever is less
--------------------------------------------------------------------------------------------------
BKB Shares            None                               None
--------------------------------------------------------------------------------------------------
Retail A Shares*      3.75%(1)                           None(2)


Annual Fund operating expenses (expenses deducted from the Fund's assets)

---------------------------------------------------------------------------------------------------
                         Management       Distribution and       Other     Total Fund operating
                           fees         service (12b-1) fees    expenses         expenses
---------------------------------------------------------------------------------------------------
BKB Shares                 0.75%               None              0.49%(3)         1.24%(3,4)
---------------------------------------------------------------------------------------------------
Retail A Shares*           0.75%               None              0.49%            1.24%
---------------------------------------------------------------------------------------------------

* Galaxy does not currently intend to offer Retail A Shares of the Fund until the conversion of BKB Shares into Retail A Shares.

(1) There will be no sales charge imposed on the conversion of BKB Share into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."
(3) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.19%. Total Fund operating expenses after this waiver are expected to be 0.94% for BKB Shares. This fee waiver may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive fees and reimburse expenses in such amounts as are necessary to ensure that the Total Fund operating expenses for BKB Shares of the Fund do not exceed 0.94% for a period of one year following the reorganization.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your BKB Shares convert into Retail A Shares after one year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                     1 year    3 years     5 years    10 years
----------------------------------------------------------------------
BKB Shares           $126      N/A         N/A        N/A
----------------------------------------------------------------------
Retail A Shares      $497      $754        $1,030     $1,819
----------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio managers are Theodore E. Ober and Eugene D. Takach. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Ober, who has over 11 years of experience in investment management and research analysis, has been a Research Analyst, Fund Manager and Senior Fund Manager with the Adviser and its affiliated organizations since 1987. Mr. Takach, who has over 30 years of experience in investment management, research analysis and securities trading, has been a portfolio manager with the Adviser and its affiliated organizations since 1971.
Mr. Ober and Mr. Takach have co-managed the Predecessor Fund since it began operations.

Additional information about risk


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. These strategies could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial institution or plan administrator for help in deciding which Fund is right for you.


--------------------------------------------------------------------------------------------------
Galaxy Fund                                  May be best suited for investors who...
--------------------------------------------------------------------------------------------------
Galaxy Intermediate Tax-Exempt Bond Fund     -    are seeking current income that is exempt
                                                  from federal income tax
                                             -    are seeking a higher yield than is
                                                  available from shorter-term tax-exempt
                                                  securities or money market funds
--------------------------------------------------------------------------------------------------
Galaxy Connecticut Intermediate Municipal
Bond Fund                                    -    reside in Connecticut and are seeking
                                                  current income that is exempt from federal
                                                  income tax and Connecticut personal
                                                  income tax
                                             -    are seeking a higher yield then is
                                                  available from shorter-term tax-exempt
                                                  securities or money market funds
--------------------------------------------------------------------------------------------------
Galaxy Massachusetts Intermediate Municipal  -    reside in Massachusetts and are seeking
Bond Fund                                         current income that is exempt from federal
                                                  income tax and Massachusetts personal
                                                  income tax
                                             -    are seeking a higher yield then is available
                                                  from shorter-term tax-exempt securities or
                                                  money market funds
--------------------------------------------------------------------------------------------------
Galaxy Growth Fund II                        -    are seeking long-term growth
                                             -    are able to tolerate the additional risks
                                                  of investing in smaller companies
                                             -    are not seeking income
--------------------------------------------------------------------------------------------------


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records. Prior to the reorganization, BankBoston N.A. ("BankBoston") served as the investment adviser to each of the Predecessor Funds. BankBoston is an indirect wholly-owned subsidiary of FleetBoston Corporation and an affiliate of the Adviser.

The management fees paid to BankBoston by each Predecessor Fund during the fiscal year ended May 31, 1999 are set forth below.

-------------------------------------------------------------------------------------
Fund                                         Management fee as a % of average net
                                             assets
-------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond                 .68%
-------------------------------------------------------------------------------------
Connecticut Intermediate Municipal Bond      .67%
-------------------------------------------------------------------------------------
Massachusetts Intermediate Municipal
Bond                                         .67%
-------------------------------------------------------------------------------------
Growth II                                    .74%
-------------------------------------------------------------------------------------

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS

Each of the Funds offers BKB Shares only to those shareholders of the Boston 1784 Funds who are not eligible to receive Trust Shares of their corresponding Galaxy Fund at the time the Boston 1784 Funds are reorganized into Galaxy. It is expected that BKB Shares of each Fund will convert into Retail A Shares of the same Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto Galaxy's Board of Trustees has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, some information is provided in this prospectus for Retail A Shares of the Fund. The Funds offer Retail A Shares through a separate prospectus.


HOW SALES CHARGES WORK

There is no sales charge (sometimes called a front-end load) when you acquire BKB Shares in connection with the reorganization of the Boston 1784 Funds into Galaxy, when you buy additional BKB Shares or when your BKB Shares convert into Retail A Shares. Retail A Shares of each Fund are sold with a sales charge. However, holders of BKB Shares may purchase Retail A Shares of any of the Galaxy Funds without incurring the sales charge otherwise applicable on the purchase of Retail A Shares of certain of the Galaxy Funds. When these Retail A Shares are purchased, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to BKB Shares or Retail A Shares, minus the value of the Fund's liabilities attributable to BKB Shares or Retail A Shares, divided by the number of BKB Shares or Retail A Shares held by investors.


RETAIL A SHARES

The table below shows the sales charge applicable to Retail A Shares of the Funds. The offering price for Retail A Shares is the NAV of the shares purchased, plus any applicable sales charge.

-------------------------------------------------------------------------
                                Total sales charge
-------------------------------------------------------------------------
                              As a % of the offering   As a % of your
Amount of your investment     price per share          investment
-------------------------------------------------------------------------
Less than $50,000             3.75%                    3.90%
-------------------------------------------------------------------------
$50,000 but less than
$100,000                      3.50%                    3.63%
-------------------------------------------------------------------------
$100,000 but less than
$250,000                      3.00%                    3.09%
-------------------------------------------------------------------------
$250,000 but less than
$500,000                      2.50%                    2.56%
-------------------------------------------------------------------------
$500,000 and over             0.00%(1)                 0.00%(1)
-------------------------------------------------------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if a shareholder sells the shares within one year after buying them, a contingent deferred sales charge (sometimes called a back-end load or CDSC) of 1% of the offering price or 1% of the net asset value of the shares, whichever is less, will be charged unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC the first time you sell shares during this one-year period. If you reinvest the proceeds of this sale within one year, the waiver of the CDSC won't apply to any sale of shares purchased with such reinvested proceeds.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge when you buy Retail A Shares if:

-    You buy shares by reinvesting your dividends and distributions.
-    You were a Galaxy shareholder before December 1, 1995.
-    You buy shares for a 401(k) or SIMPLE IRA retirement account
     (applicable only for the Growth Fund II).
- You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999 (applicable only for the Growth Fund II).

- You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999 (applicable only for the Growth Fund II).
- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You previously paid a sales charge for the shares of another mutual fund company (as long as You buy the Galaxy shares within 60 days of selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
- You were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy.


DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of any Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.
- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.
- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when selling Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.
- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


[Sidenote:]
SALES CHARGE WAIVERS/DISCOUNT PLANS
Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver or that you want to take advantage of any of the discount plans. See the SAI for additional requirements that apply to the discount plans. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds do not intend to pay more than 0.15% and the Growth Fund II does not intend to pay more than 0.30%, respectively, in shareholder service fees with respect to Retail A Shares during the current fiscal year.

BKB Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's BKB Share assets. The Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds do not intend to pay more than 0.15% and the Growth Fund II does not intend to pay more than 0.30%, respectively, in shareholder service fees with respect to BKB Shares during the current fiscal year.


CONVERSION OF BKB SHARES INTO RETAIL A SHARES

BKB Shares of a Fund will convert into Retail A Shares of the same Fund on the first anniversary of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. The conversion of BKB Shares to Retail A Shares will take place at NAV, so that the value of the Retail A Shares you receive in the conversion will be the same as the value of your BKB Shares that were converted.


BUYING, SELLING AND EXCHANGING BKB SHARES

BKB Shares of the Funds are available for purchase only by those shareholders who received BKB Shares in connection with the reorganization of the Boston 1784 Funds into Galaxy.


[Sidenote]:
MINIMUM INVESTMENT AMOUNT
You can make additional investments in your BKB Share account for as little at $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

You may buy and sell BKB Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

The price at which you buy shares is the NAV next determined after your order is accepted. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below. NAV is determined on each day the New York Stock Exchange is open for trading as of the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the securities' last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY BKB SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL

To make additional investments, send a check made payable to each Fund in which you want to invest to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include with your check one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)


Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.


HOW TO SELL BKB SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include the following:
-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:
-    you're selling shares worth more than $50,000
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named in your written instructions.

CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.

EXCHANGE PRIVILEGE

Shareholders may exchange BKB Shares of a Fund having a value of at least $100 for BKB Shares of any other Galaxy Fund. Shareholders won't pay a sales charge for exchanging BKB Shares.


TO EXCHANGE SHARES:
- call Galaxy's distributor or use the InvestConnect toll-free voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

-    ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirements.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund, except the Growth Fund II, generally declares dividends from net investment income daily and pays them monthly. The Growth Fund II generally pays dividends from net investment income on a semi-annual basis. It is expected that the annual distributions of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds will be mainly income dividends. It is expected that the annual distributions of the Growth Fund II will normally - but not always - consist primarily of capital gains rather than ordinary income. Each of the Funds normally pays any realized capital gains at least once a year. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

GROWTH FUND II

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. You will be notified annually of the tax status of distributions to you.

Dividends paid by the Growth Fund II to its corporate shareholders and that are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state or localities within the state. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests, or from any capital gains, will be subject to the particular state's taxes. However, with respect to the Connecticut Intermediate Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS

RETIREMENT PLANS

BKB Shares of the Growth Fund II are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs
-    Simplified Employee Pension Plans (SEPs)
-    Keogh money purchase and profit sharing plans
- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code
- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


OTHER PROGRAMS

It's also easy to buy or sell BKB Shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 per quarter.


PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments if $40.


DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your investment account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.


INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's website at:
www.galaxyfunds.com


[Sidenote:]
HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

Each Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On May ___, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. As discussed above in each Fund's risk/return summary, prior to the reorganization, each Predecessor Fund offered and sold a single class of shares. The financial highlights tables shown below will help you understand the financial performance for each Predecessor Fund for the six-month period ended November 30, 1999 and for the past five fiscal years (or the period since a particular Predecessor Fund began operations). Certain information reflects the financial performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Predecessor Fund, assuming all dividends and distributions were reinvested. The information for the semi-annual period ended November 30, 1999 is unaudited and such information, along with the Predecessor Fund's financial statements, is included in the Predecessor Funds' Semi-Annual Reports and incorporated by reference into the SAI. The information for the past five fiscal years or periods has been audited by [____________], independent auditors, whose report, along with the Predecessor Funds' financial statements, are included in the Predecessor Funds' Annual Reports and are incorporated by reference into the SAI. The Annual and Semi-Annual Reports and SAI are available free of charge upon request.

                    Galaxy Intermediate Tax-Exempt Bond Fund*
                (For a share outstanding throughout each period)


                                      For the
                                      period ended
                                      November 30,                       For the year ended May 31,
                                      ------------   ------------------------------------------------------------------------------
                                            1999       1999            1998             1997              1996            1995
                                            ----       ----            ----             ----              ----            ----
Net asset value, beginning of
  period............................                   $10.52          $10.18          $9.99            $10.14            $9.90
                                                       ------          ------          -----            ------            -----
Income from investment
  operations:
      Net investment income.........                     0.45            0.48           0.50              0.51             0.48
      Net realized and unrealized
      gain (loss) on investments....                    (0.01)           0.44           0.19             (0.09)            0.24
                                                       ------          ------          -----            ------            -----
Total from investment
   operations.......................                     0.44            0.92           0.69              0.42             0.72
                                                       ------          ------          -----            ------            -----
Less dividends:
      Dividends from net
      investment income.............                    (0.45)          (0.48)         (0.50)            (0.51)           (0.48)
      Dividends from net
      realized capital gains........                    (0.18)          (0.10)          --               (0.06)            --
                                                       ------          ------          -----            ------            -----
Total dividends.....................                    (0.63)          (0.58)         (0.50)            (0.57)           (0.48)
                                                       ------          ------          -----            ------            -----
Net increase (decrease) in net
   asset value......................                    (0.19)           0.34           0.19             (0.13)            0.24
                                                       ------          ------          -----            ------            -----
Net asset value, end of period......                 $  10.33        $  10.52       $  10.18        $     9.99         $  10.14
                                                     =========       =========      =========       =============      ===========
Total return........................                     4.24%           9.24%          7.74%             4.31%            7.58%
Ratios/supplemental data:
      Net assets, end of period
         (000's)....................                 $356,995        $303,578       $250,526        $  196,787         $176,345
Ratios to average net assets:
      Net investment income
         including reimbursement/
         waiver.....................                     4.31%           4.62%          4.92%             4.90%            5.02%
      Net investment income
         excluding reimbursement/
         waiver.....................                     4.00%           4.30%          4.55%             4.48%            4.56%
      Operating expenses
         including reimbursement/
         waiver.....................                     0.80%           0.80%          0.80%             0.79%            0.80%
      Operating expenses
         excluding reimbursement/
         waiver.....................                     1.11%           1.12%          1.17%             1.21%            1.26%
Portfolio turnover rate.............                    68.58%          34.06%         33.24%            37.35%           74.74%

-------------------------------
* The Fund commenced operations on June 14,1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.

              Galaxy Connecticut Intermediate Municipal Bond Fund*
                (For a share outstanding throughout each period)


                                      For the
                                      period ended
                                      November 30,                       For the year ended May 31,
                                      ------------   ------------------------------------------------------------------------------
                                            1999       1999            1998             1997              1996           1995(1)
                                            ----       ----            ----             ----              ----           ----
Net asset value, beginning of
  period............................                   $10.81          $10.38         $10.17            $10.27           $10.00
                                                       ------          ------         ------            ------           ------
Income from investment
  operations:
      Net investment income.........                     0.48            0.50           0.51              0.53             0.45
      Net realized and unrealized
      gain (loss) on investments....                    (0.08)           0.45           0.21             (0.10)            0.27
                                                       ------          ------         ------            ------           ------
Total from investment
   operations.......................                     0.40            0.95           0.72              0.43             0.72
                                                       ------          ------         ------            ------           ------
Less dividends:
      Dividends from net
      investment income.............                    (0.48)          (0.50)         (0.51)            (0.53)           (0.45)
      Dividends from net
      realized capital gains........                    (0.06)          (0.02)          --                --               --
                                                       ------          ------         ------            ------           ------
Total dividends.....................                    (0.54)          (0.52)         (0.51)            (0.53)           (0.45)
                                                       ------          ------         ------            ------           ------
Net increase (decrease) in net
   asset value......................                    (0.14)           0.43           0.21             (0.10)            0.27
                                                       ------          ------         ------            ------           ------
Net asset value, end of period......                 $  10.67        $  10.81       $  10.38        $    10.17         $  10.27
                                                     =========       =========      =========       =============      ===========
Total return........................                     3.72%           9.29%          7.26%             4.20%            7.45%(2)
Ratios/supplemental data:
      Net assets, end of period
         (000's).................                    $187,725        $142,107       $103,104        $   81,441         $ 61,369
Ratios to average net assets:
      Net investment income
         including reimbursement/
         waiver.....................                     4.37%           4.66%          4.94%             5.02%            5.44%(3)
      Net investment income
         excluding reimbursement/
         waiver.....................                     4.05%           4.32%          4.53%             4.48%            4.56%(3)
      Operating expenses
         including reimbursement/
         waiver.....................                     0.80%           0.80%          0.76%             0.75%            0.52%(3)
      Operating expenses
         excluding reimbursement/
         waiver.....................                     1.12%           1.14%          1.17%             1.29%            1.40%(3)
Portfolio turnover rate.............                    19.10%          16.81%          4.28%            20.41%           35.56%

----------------------------------
* The Portfolio commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized.
(3)  Annualized.

                Galaxy Massachusetts Intermediate Municipal Bond Fund*
                  (For a share outstanding throughout each period)


                                      For the
                                      period ended
                                      November 30,                       For the year ended May 31,
                                      ------------   ------------------------------------------------------------------------------
                                            1999       1999            1998             1997              1996            1995
                                            ----       ----            ----             ----              ----            ----
Net asset value, beginning of
  period............................                   $10.42          $10.01          $9.78             $9.90            $9.81
                                                       ------          ------          -----             -----            -----
Income from investment
  operations:
      Net investment income.........                     0.45            0.47           0.47              0.48             0.47
      Net realized and unrealized
      gain (loss) on investments....                    (0.03)           0.41           0.23             (0.12)            0.09
                                                       ------          ------          -----             -----            -----
Total from investment
   operations.......................                     0.42            0.88           0.70              0.36             0.56
                                                       ------          ------          -----             -----            -----
Less dividends:
      Dividends from net
      investment income.............                    (0.45)          (0.47)         (0.47)            (0.48)           (0.47)
      Dividends from net
      realized capital gains........                     --              --             --                --               --
                                                       ------          ------          -----             -----            -----
Total dividends.....................                    (0.45)          (0.47)         (0.47)            (0.48)           (0.47)
                                                       ------          ------          -----             -----            -----
Net increase (decrease) in net
   asset value......................                    (0.03)           0.41           0.23             (0.12)            0.09
                                                       ------          ------          -----             -----            -----
Net asset value, end of period......                 $  10.39        $  10.42       $  10.01        $     9.78         $   9.90
                                                     =========       =========      =========       =============      ===========
Total return........................                     4.10%           8.91%          7.30%             3.64%            6.00%
Ratios/supplemental data:
      Net assets, end of period
         (000's).................                    $267,871        $206,137       $147,459        $  106,619         $ 82,058
Ratios to average net assets:
      Net investment income
         including reimbursement/
         waiver.....................                     4.32%           4.54%          4.74%             4.73%            4.93%
      Net investment income
         excluding reimbursement/
         waiver.....................                     4.00%           4.20%          4.35%             4.25%            4.38%
      Operating expenses
         including reimbursement/
         waiver.....................                     0.80%           0.80%          0.79%             0.80%            0.80%
      Operating expenses
         excluding reimbursement/
         waiver.....................                     1.12%           1.14%          1.18%             1.28%            1.35%
Portfolio turnover rate.............                     9.32%           6.45%          9.47%            47.00%           34.59%

----------------------------------
* The Fund commenced operations on June 14,1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.

                             Galaxy Growth Fund II*
                (For a share outstanding throughout each period)

                                              For the period                                                    For the period
                                              Ended                                                             ended
                                              November 30,                 For the year ended                   May 31
                                              ------------     --------------------------------------------     ---------------
                                                   1999          1999             1998             1997             1996(1)
                                                   ----          ----             ----             ----             ----
Net asset value,
     beginning of period..................                       $12.93            $12.20         $11.27            $10.00
                                                                 ------            ------         ------            ------
Income from investment operations:
     Net investment income................                        (0.08)            (0.05)          0.02              0.02
     Net realized and unrealized gain
         (loss) on investments............                        (0.41)             1.59           0.96              1.25
                                                                 ------            ------         ------            ------
Total from investment operations..........                        (0.49)             1.54           0.98              1.27
                                                                 ------            ------         ------            ------
Less dividends:
     Dividends from net investment
         income...........................                         --                --            (0.05)            (0.00)
     Dividends from net realized capital
         gains............................                        (0.38)            (0.81)         (0.00)            (0.00)
                                                                 ------            ------         ------            ------
Total dividends...........................                        (0.38)            (0.81)         (0.05)            (0.00)
                                                                 ------            ------         ------            ------
Net increase (decrease) in net asset
         value............................                        (0.87)             0.73           0.93              1.27
                                                                 ------            ------         ------            ------
Net asset value, end of period............                       $12.06            $12.93         $12.20            $11.27
                                                                 ======            ======         ======            ======
Total return..............................                        (3.54)%           12.64%          8.77%            12.70%(2)
Ratios/supplemental data:
     Net assets, end of period (000's)....                     $185,476          $257,550       $261,487           $46,026
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.............                        (0.39)%           (0.35)%         0.17%             1.75%(3)
     Net investment income excluding
         reimbursement/waiver.............                        (0.64)%           (0.60)%        (0.21)%            0.22%(3)
     Operating expenses including
         reimbursement/waiver.............                         0.93%             0.91%          0.77%             0.20%(3)
     Operating expenses excluding
         Reimbursement/waiver.............                         1.18%             1.16%          1.15%             1.73%(3)
Portfolio turnover rate...................                        61.02%            48.60%         57.46%             0.00

------------------------------
* The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(1)  Period from commencement of operations.
(2)  Not annualized
(3)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

[Fleet assigned code]

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
MAY __, 2000

GALAXY INSTITUTIONAL MONEY MARKET FUND                          SHARES
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
GALAXY FLORIDA MUNICIPAL BOND FUND

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND                        RETAIL A SHARES,
GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND             BKB SHARES AND
GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND           TRUST SHARES

GALAXY GROWTH FUND II                                           RETAIL A SHARES,
                                                                RETAIL B SHARES,
                                                                BKB SHARES AND
                                                                TRUST SHARES


     This Statement of Additional Information is not a prospectus. It relates to the prospectuses dated May __, 2000 for the Funds as listed below, as they may be supplemented or revised from time to time (the "Prospectuses"). Each Fund commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On May __, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. The Prospectuses, as well as the Predecessor Funds' Semi-Annual Reports to Shareholders dated November 30, 1999 and Annual Reports to Shareholders dated May 31, 1999, may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-877-BUY-GALAXY (1-877-289-4252)


CURRENT PROSPECTUSES

- Prospectus for Retail A Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II and Retail B Shares of the Growth Fund II dated May __, 2000.

- Prospectus for BKB Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II dated May __, 2000.

- Prospectus for Shares of the Institutional Money Market Fund, Institutional Treasury Money Market Fund and Florida Municipal Bond Fund and Trust Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II dated May ___, 2000.

     The Predecessor Funds' unaudited financial statements included in their Semi-Annual Reports to Shareholders dated November 30, 1999, and the Predecessor Funds' audited financial statements and the reports thereon of [_________________________], the Predecessor Funds' independent accountants, included in their Annual Reports to Shareholders dated May 31, 1999, are [_______________________] into this Statement of Additional Information. No other parts of the Predecessor Funds' Semi-Annual Reports to Shareholders or Annual Reports to Shareholders are [_______________________].

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
GENERAL INFORMATION............................................................1
DESCRIPTION OF GALAXY AND ITS SHARES...........................................2
INVESTMENT STRATEGIES, POLICIES AND RISKS......................................5
    Institutional Money Market Fund............................................5
    Institutional Treasury Money Market Fund...................................5
    Intermediate Tax-Exempt Bond Fund..........................................5
    Connecticut Intermediate Municipal Bond Fund...............................6
    Massachusetts Intermediate Municipal Bond Fund.............................6
    Florida Municipal Bond Fund................................................7
    Growth Fund II.............................................................8
    Special Risk Considerations................................................8
    Foreign Securities.........................................................8
    European Currency Unification..............................................9
    General Risk Considerations................................................9
    Other Investment Policies and Risk Considerations.........................10
    Ratings ..................................................................10
    U.S. Government Obligations and Money Market Instruments..................11
    Variable and Floating Rate Obligations....................................13
    Municipal Securities......................................................14
    Stand-by Commitments......................................................17
    Private Activity Bonds....................................................18
    Custodial Receipts and Certificates of Participation......................18
    Repurchase and Reverse Repurchase Agreements..............................19
    Securities Lending........................................................20
    Investment Company Securities.............................................20
    Derivative Securities.....................................................21
    American, European and Continental Depositary Receipts....................27
    Asset-Backed Securities...................................................28
    Mortgage-Backed Securities................................................29
    Convertible Securities....................................................29
    When-Issued Purchases and Forward Commitment Transactions.................30
    Guaranteed Investment Contracts...........................................31
    Common and Preferred Stock................................................31
    Loan Participations.......................................................32
    STRIPS ...................................................................32
    Warrants .................................................................32
    Zero Coupon Securities....................................................32
    Portfolio Securities Generally............................................33
    Special Considerations Relating to Connecticut Municipal Securities.......33
    Special Considerations Relating to Florida Municipal Securities...........36
    Portfolio Turnover........................................................40


                                      -i-

INVESTMENT LIMITATIONS........................................................40
    Non-Fundamental Policies..................................................43
VALUATION OF PORTFOLIO SECURITIES.............................................44
    Valuation of the Institutional Money Market and Institutional Treasury Money
         Market Funds.........................................................44
    Valuation of the Intermediate Tax-Exempt Bond, Connecticut Intermediate
         Municipal Bond,Massachusetts Intermediate Municipal Bond and Florida
         Municipal Bond Funds.................................................46
    Valuation of the Growth Fund II...........................................46
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................47
    Purchases of Retail A Shares, Retail B Shares and BKB Shares..............47
    General ..................................................................47
    Customers of Institutions.................................................48
    Applicable Sales Charge - Retail A Shares.................................48
    Computation of Offering Price - Retail A Shares...........................50
    Quantity Discounts........................................................51
    Applicable Sales Charge - Retail B Shares.................................53
    Characteristics of Retail A Shares and Retail B Shares....................54
    Factors to Consider When Selecting Retail A Shares or Retail B Shares.....55
    Purchases of Shares of the Institutional Money Market Fund
         and Institutional Treasury Money Market Fund.........................56
    Purchases of Trust Shares and Shares of the Florida Municipal Bond Fund...57
    Other Purchase Information................................................57
    Redemptions...............................................................57
INVESTOR PROGRAMS.............................................................58
    Exchange Privilege--Retail A Shares, Retail B Shares and BKB Shares and
         Shares of the Institutional Money Market and Institutional Treasury
         Money Market Funds...................................................58
    Retirement Plans..........................................................59
    Automatic Investment Program and Systematic Withdrawl Plan -
         Retail A Shares, Retail B Shares and BKB Shares......................60
    Payroll Deduction Program - Retail A Shares, Retail B Shares and
         BKB Shares...........................................................61
    College Investment Program - Retail A Shares, Retail B Shares and
         BKB Shares...........................................................61
    Direct Deposit Program - Retail A Shares, Retail B Shares and BKB Shares..61
TAXES.........................................................................61
    In General................................................................61
    State and Local...........................................................63
    Taxation of Certain Financial Instruments.................................65
    Miscellaneous.............................................................66
TRUSTEES AND OFFICERS.........................................................66
    Shareholder and Trustee Liability.........................................70
INVESTMENT ADVISER............................................................71
    Administrator.............................................................72
CUSTODIAN AND TRANSFER AGENT..................................................74


                                      -ii-

EXPENSES......................................................................75
PORTFOLIO TRANSACTIONS........................................................75
SHAREHOLDER SERVICES PLANS....................................................77
DISTRIBUTION AND SERVICES PLAN................................................80
DISTRIBUTOR...................................................................81
AUDITORS .....................................................................82
COUNSEL ......................................................................82
PERFORMANCE AND YIELD INFORMATION.............................................83
    Institutional Money Market and Institutional Treasury Money Market Funds..83
    Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal
         Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Municipal
         Bond Fund and Growth Fund II.........................................83
    Tax-Equivalency Tables - Connecticut Intermediate Municipal Bond,
         Massachusetts Intermediate Municipal Bond and Florida Municipal Bond
         Funds................................................................87
    Performance Reporting.....................................................89
MISCELLANEOUS.................................................................90
FINANCIAL STATEMENTS..........................................................91
APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1

                               GENERAL INFORMATION

     This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for the seven Funds described on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Funds should be made without reading a Prospectus.

     The Funds commenced operations as separate portfolios (each a "Predecessor Fund," and collectively, the "Predecessor Funds") of the Boston 1784 Funds. On May ___, 2000, each Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund (the "Reorganization"). Prior to the Reorganization, the Predecessor Funds offered and sold one class of shares. In connection with the Reorganization, shareholders of the Predecessor Funds exchanged their shares for Shares, Trust Shares and BKB Shares of the Funds. Shareholders of the Predecessor Funds who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Shares or Trust Shares of the Funds. BKB Shares were issued to shareholders of the Predecessor Funds who were not eligible to receive Trust Shares at the time of the Reorganization. Following the Reorganization, BKB Shares will be available for purchase only by those shareholders who received BKB Shares in the Reorganization. BKB Shares of a Fund will convert into Retail A Shares of the same Fund on the first anniversary of the Reorganization, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interests of the holders of BKB Shares.

     Prior to the Reorganization, (i) the Institutional Money Market Fund was named the Boston 1784 Institutional Prime Money Market Fund; (ii) the Institutional Treasury Money Market Fund was named the Boston 1784 Institutional U.S. Treasury Money Market Fund; (iii) the Intermediate Tax-Exempt Bond Fund was named the Boston 1784 Tax-Exempt Medium-Term Income Fund; (iv) the Connecticut Intermediate Municipal Bond Fund was named the Boston 1784 Connecticut Tax-Exempt Income Fund; (v) the Massachusetts Intermediate Municipal Bond Fund was named the Boston 1784 Massachusetts Tax-Exempt Income Fund; (vi) the Florida Municipal Bond Fund was named the Boston 1784 Florida Tax-Exempt Income Fund; and (vii) the Growth Fund II was named the Boston 1784 Growth Fund. References in this Statement of Additional Information are to each Predecessor Fund's current name. In addition, certain of the financial information contained in this Statement of Additional Information is that of the Predecessor Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

ALTHOUGH THE INSTITUTIONAL MONEY MARKET AND INSTITUTIONAL TREASURY MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YOU ALSO COULD LOSE MONEY BY INVESTING IN ANY OF THE OTHER FUNDS. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                      DESCRIPTION OF GALAXY AND ITS SHARES

     The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirty six investment portfolios: Money Market Fund, Government Fund, U.S. Treasury Fund, Tax-Exempt Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund, Strategic Equity Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund. Galaxy is also authorized to issue shares of beneficial interest in two additional investment portfolios, the MidCap Equity Fund and the New York Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the MidCap Equity Fund and the New York Municipal Money Market Fund had not commenced investment operations.

     Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Funds as follows: Class FF Shares (Shares), representing interests in the Institutional Money Market Fund; Class GG Shares (Shares), representing interests in the Institutional Treasury Money Market Fund; Class II Shares (Shares), representing interests in the Florida Municipal Bond Fund; Class JJ-Series 1 shares (Trust Shares), Class JJ-Series 2 shares (Retail A Shares) and Class JJ-Series 3 shares (BKB Shares), each series representing interests in the Intermediate Tax-Exempt Bond Fund; Class KK-Series 1 shares (Trust Shares), Class KK-Series 2 shares (Retail A Shares) and Class KK-Series 3 shares (BKB Shares), each series representing interests in the Connecticut Intermediate Municipal Bond Fund; Class LL-Series 1 shares (Trust Shares), Class LL-Series 2 shares (Retail A Shares) and Class LL-Series 3 shares (BKB Shares), each series representing interests in the Massachusetts Intermediate Municipal Bond Fund; Class MM-Series 1 shares (Trust Shares), Class MM-Series 2 shares (Retail A

Shares), Class MM-Series 3 shares (BKB Shares) and Class MM-Series 4 shares (Retail B Shares), each series representing interests in the Growth Fund II. Each Fund, except for the Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds, are classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds are classified as a non-diversified company under the 1940 Act.

     Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund (i.e., Retail A Shares, Retail B Shares, BKB Shares and Trust Shares) bear pro rata the same expenses and are entitled equally to a Fund's dividends and distributions except as follows. Each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series. For example, as described below, holders of Retail A Shares will bear the expenses of the Shareholder Services Plan for Retail A Shares and Trust Shares (which is currently applicable only to Retail A Shares), holders of Retail B Shares will bear the expenses of the Distribution and Services Plan for Retail B Shares and holders of BKB Shares will bear the expenses of the Shareholder Services Plan for BKB Shares. In addition, each series may incur differing transfer agency fees and may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Shareholder Services Plans" and "Distribution and Services Plan" below.

     In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series (e.g., only Retail A Shares and Trust Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to

Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares, only Retail B Shares of the Growth Fund II will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Retail B Shares, and only BKB Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Shareholder Services Plan for BKB Shares). Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or a distribution plan or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

     Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

     Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

     Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund as described in its Prospectuses may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. The Institutional Money Market Fund and Institutional Treasury Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

INSTITUTIONAL MONEY MARKET FUND

     Instruments in which the Institutional Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

INSTITUTIONAL TREASURY MONEY MARKET FUND

     Portfolio securities held by the Institutional Treasury Money Market Fund have remaining maturities of 397 days or less (with certain exceptions). The Fund may also invest in certain variable and floating rate instruments. For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

     ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

INTERMEDIATE TAX-EXEMPT BOND FUND

     As a matter of fundamental policy that cannot be changed without the requisite consent of the Intermediate Tax-Exempt Bond Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax ("Municipal Securities"), primarily bonds (at least 65% of net assets under normal market conditions). The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets.

     See "Special Considerations and Risks" and "Other Investment Policies and Risk Considerations" below for information regarding additional investment policies of the Intermediate Tax-Exempt Bond Fund.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

     As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Intermediate Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets in Municipal Securities, primarily (at least 65% of net assets under normal market conditions) in Municipal Securities issued by or on behalf of the State of Connecticut, its political sub-divisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut and certain other governmental issuers, such as Puerto Rico, the interest on which is, in the opinion of qualified legal counsel, exempt from federal income tax and from Connecticut personal income tax by virtue of federal law ("Connecticut Municipal Securities"). The Fund may comply with these 80% and 65% policies by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets. See "Other Investment Policies and Risk Considerations - Special Considerations Relating to Connecticut Municipal Securities" below, for a discussion of certain risks in investing in Connecticut Municipal Securities. Dividends derived from interest on Municipal Securities other than Connecticut Municipal Securities will generally be exempt from regular federal income tax but may be subject to Connecticut personal income tax. See "Taxes" below.

     See "Special Considerations and Risks" and "Other Investment Policies and Risk Considerations" below for information regarding additional investment policies of the Connecticut Intermediate Municipal Bond Fund.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

     As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Intermediate Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets in Municipal Securities, primarily (at least 65% of net assets under normal market conditions) in Municipal Securities issued by or on behalf of the Commonwealth of Massachusetts, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers such as Puerto Rico, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Massachusetts personal income taxes ("Massachusetts Municipal Securities"). The Fund may comply with these 80% and 65% policies by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Massachusetts Municipal Securities will generally be exempt from regular federal income tax but may be subject to Massachusetts personal income tax. See "Taxes" below.

     The Fund's ability to achieve its investment objective depends on the ability of issuers of Massachusetts Municipal Securities to meet their continuing obligations to pay principal and interest. Since the Fund invests primarily in Massachusetts Municipal Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Municipal Securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities of issuers in a number of different states. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Municipal Securities may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Municipal Securities may also affect that issuer's ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Municipal Securities as well.

     See "Special Considerations and Risks" and "Other Investment Policies and Risk Considerations" below for information regarding additional investment policies of the Massachusetts Intermediate Municipal Bond Fund.

FLORIDA MUNICIPAL BOND FUND

     As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Florida Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets in Municipal Securities, primarily (normally, at least 65% of net assets under normal market conditions) in Municipal Securities issued by or on behalf of the State of Florida, its political sub-divisions, authorities, agencies, instrumentalities and corporations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax, and that are exempt from Florida intangible personal property tax ("Florida Municipal Securities"). The Fund may comply with these 80% and 65% policies by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Florida Municipal Securities will generally be exempt from regular federal income tax but may be subject to Florida intangible personal property tax. See "Taxes" below.

     See "Special Considerations and Risks" and "Other Investment Policies and Risk Considerations" below for information regarding additional investment policies of the Florida Municipal Bond Fund.

GROWTH FUND II

     Convertible securities purchased by the Growth Fund II may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Other Investment Policies and Risk Considerations -Convertible Securities" below. The Fund may also invest in common stock warrants.

     The Fund may invest up to 25% of its total assets in foreign securities. See "Special Risk Considerations -- Foreign Securities" below. The Fund may also engage in foreign currency hedging transactions in an attempt to minimize the effect of currency fluctuations on the Fund. See "Other Investment Policies and Risk Considerations -- Derivative Securities" below.

     See "Other Investment Policies and Risk Considerations" below for information regarding additional investment policies of the Growth Fund II.

                           SPECIAL RISK CONSIDERATIONS

FOREIGN SECURITIES

     Investments by the Growth Fund II in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs, as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

     Although the Growth Fund II may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its foreign investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

     Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets.

EUROPEAN CURRENCY UNIFICATION

     Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

     This change is likely to significantly impact the European capital markets in which the Growth Fund II may invest and may result in the Fund facing additional risks. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

GENERAL RISK CONSIDERATIONS

     Generally, the market value of fixed income securities, including Municipal Securities, can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond

Funds will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in a Fund's net asset value.

     Although the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds do not presently intend to do so on a regular basis, each Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by Fleet. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

     The Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds are each classified as a non-diversified investment company under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

     Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

RATINGS

     The Institutional Money Market and Institutional Treasury Money Market Funds will purchase only those instruments which meet the applicable quality requirements described below. The Institutional Money Market Fund will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. ("Fitch IBCA") in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in one of the two highest short-term rating categories. See "Investment Limitations" below.

     Information on the requisite investment quality of debt obligations, including Municipal Securities, eligible for purchase by the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds, is included in the applicable Prospectuses and under "Other Investment Policies and Risk Considerations - Municipal Securities" below.

     All debt obligations, including convertible bonds, purchased by the Growth Fund II are rated investment grade by Moody's ("Aaa," "Aa," "A" and "Baa") or S&P ("AAA," "AA," "A" and "BBB"), or, if not rated, are determined to be of comparable quality by Fleet. Debt securities rated "Baa" by Moody's or "BBB" by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations. See Appendix A to this Statement of Additional Information for a description of S&P's and Moody's rating categories.

     Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

     Each Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in other money market instruments, including bank obligations and commercial paper.

     Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

     U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

     Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit, non-negotiable time deposits (including Eurodollar time deposits) issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC, and other short-term debt obligations issued by banks. With respect to each Fund, bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks, foreign banks or U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on illiquid securities described below under "Investment Limitations." For the purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

     Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Funds to investment risks similar to those accompanying direct investments in foreign securities. See "Special Risk Considerations -- Foreign Securities." The Funds will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when Fleet believes that the credit risk with respect to the instrument is minimal.

     Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations and other entities without registration under the Securities Act of 1933, as amended, (the "1933 Act") in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Institutional Money Market Fund and Growth Fund II may also purchase Rule 144A securities. See "Investment Limitations" below.

VARIABLE AND FLOATING RATE OBLIGATIONS

     The Funds may purchase variable and floating rate instruments in accordance with their investment objectives and policies as described in the Prospectuses and this Statement of Additional Information. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and these may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

     If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

     Long-term variable and floating rate obligations held by the Institutional Money Market and Institutional Treasury Money Market Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

MUNICIPAL SECURITIES

     Municipal Securities acquired by the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

     The two principal categories of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

     The Funds' portfolios may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

     There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's and

S&P, described in the Prospectuses and in Appendix A hereto, represent such Rating Agencies' opinions as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

     Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

     Also included within the general category of Municipal Securities are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by states or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to each Fund's applicable limitation on illiquid securities described under "Investment Limitations" below.

     Certificates of participation represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, a Fund may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Fund and upon certain conditions such as the Fund's payment of a fee.

     Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

     The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that are rated in one of the two highest rating categories assigned by a Rating Agency with respect to such instruments or, if unrated, determined by Fleet to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectuses.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds and the liquidity and value of their respective portfolios. In such an event, the Funds would re-evaluate their investment objectives and policies and consider possible changes in their structure or possible dissolution.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

     While the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal and Florida Municipal Bond Funds will invest primarily in Municipal Securities, the Institutional Money Market Fund may also invest in Municipal Securities when such investments are deemed appropriate by Fleet in light of the Fund's investment objective. As a result of the favorable tax treatment afforded such obligations under the Internal Revenue Code of 1986, as amended, yields on Municipal Securities can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, although from time to time Municipal Securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

STAND-BY COMMITMENTS

     The Institutional Money Market, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may acquire "stand-by commitments" with respect to Municipal Securities held by them. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

     Stand-by commitments are exercisable by the Funds at any time before the maturity of the underlying Municipal Security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. A Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

PRIVATE ACTIVITY BONDS

     The Institutional Money Market, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Investments in such securities, however, will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above with respect to the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds and, under normal conditions, will not exceed 20% of each such Fund's net assets when added together with any taxable investments held by the Fund.

     Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

CUSTODIAL RECEIPTS AND CERTIFICATES OF PARTICIPATION

     Securities acquired by the Institutional Money Market, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may be in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal Securities. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Funds may also purchase from time to time certificates of participation that, in the opinion of counsel to the issuer, are exempt from federal income tax. A certificate of participation gives a Fund an undivided interest in a pool of Municipal Securities held by a bank. Certificates of participation may have fixed, floating or variable rates of interest. If a certificate of participation is unrated, Fleet will have determined that the instrument is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by Galaxy's Board of Trustees. For certain certificates of participation, a Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 15% limit (10% with respect to the Institutional Money Market and Institutional Treasury Money Market Funds) on illiquid securities described below under "Investment Limitations."

     The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Income on repurchase agreements is taxable. Investments by each of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds in repurchase agreements will be, under normal market conditions, subject to each Fund's 20% overall limit on taxable obligations.

     The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Each Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES LENDING

     Each Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Funds would be invested in high quality, short-term money market instruments. Loans will generally be short-term, will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other investment companies and foreign investment trusts, provided, however, that the Institutional Money Market Fund and Institutional Treasury Money Market Fund may not invest in the securities of other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method ("money market funds"). Each Fund may also invest up to 5% of its total assets in closed-end investment companies that primarily hold securities of non-U.S. issuers.

     Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds, other investment portfolios of Galaxy, or any other investment companies advised by Fleet.

DERIVATIVE SECURITIES

     Each Fund except the Institutional Money Market and Institutional Treasury Money Market Funds may from time to time, in accordance with its investment objective and policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, municipal bond index futures, foreign currency exchange contracts and certain asset-backed and mortgage-backed securities.

     Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

     Fleet will evaluate the risks presented by the derivative securities purchased by the Funds, and will determine, in connection with their day-to-day management of the Funds, how such securities will be used in furtherance of the Funds' investment objectives. It is possible, however, that Fleet's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Funds will, because of the risks discussed above, incur loss as a result of their investments in derivative securities.

     FUTURES CONTRACTS. Subject to applicable laws, each of the Funds may enter into bond and interest rate futures contracts. The Funds intend to use futures contracts only for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission ("CFTC").

     When a Fund purchases or sells a future contract, Galaxy must allocate assets of that Fund as an initial deposit on the contract. The initial deposit may be as low as approximately 5% or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin", based on a decrease or increase in the value of the futures contract.

     Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time; however, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

     A Fund's ability to hedge effectively through transactions in futures contacts depends on, among other factors, Fleet's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that a Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

     OPTIONS. Each Fund may write covered call options from time to time on its assets as determined by Fleet to be appropriate in seeking to achieve such Fund's investment objective, provided that the aggregate value of such options may not exceed 10% of such Fund's net assets as of the time such Fund enters into such options. The Growth Fund II may write covered call options, for hedging purposes and in order to generate additional income. The Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may write covered call options for hedging purposes only and will not engage in option writing strategies for speculative purposes.

     The purchaser of a call option has the right to buy, and the writer (in this case a Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

     A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid, even though, in economic terms, such gain may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the Fund's tax basis in the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     Each of these Funds will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

     OPTIONS ON FUTURES CONTRACTS. The Funds may, subject to any applicable laws, purchase and write options on futures contracts for hedging purposes only. The holder of a call option on a futures contracts has the right to purchase the futures contract, and the holder of a put option on a futures contract has the right to sell the futures contract, in either case at a fixed exercise price up to a stated expiration date or, in the case of certain options, on a stated date. Options on futures contracts, like futures contracts, are traded on contract markets.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contracts at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus is may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     The ability of a Fund to engage in options and futures strategies depends also upon the availability of a liquid market for such instruments; there can be no assurance that such a liquid market will exist for such instruments.

     OPTIONS ON STOCK INDICES. The Growth Fund II may engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the underlying common stocks. The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 5% of the Fund's total assets.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the option premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock included in the index. Some stock index options are based on a broad market index such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: the Chicago Board Options Exchange, the New York Stock Exchange and the American Stock Exchange.

     The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the securities held by the Fund. Since the Fund will not duplicate all of the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to Fleet, at the time of investment, to be a liquid secondary market for such options.

     CURRENCY SWAPS. Each Fund may engage in currency swaps. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Fleet is incorrect in its forecast of market values and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date, which may be any fixed number of days from the date of the contract, and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Forward foreign currency exchange contracts also allows a Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, such contracts are rolled over in a manner consistent with a more long-term currency decision. Because there is a risk of loss to a Fund if the other party does not complete the transaction, forward foreign currency exchange contracts will be entered into only with parties approved by Galaxy's Board of Trustees.

     Each Fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund will establish with its custodian a segregated account consisting of cash or other liquid assets equal in value to the fluctuating market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

     Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     The Funds may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Since consideration of the prospect for currency parities will be incorporated into a Fund's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to portfolio security transactions; however, it is important to have the flexibility to enter into foreign currency hedging transactions when it is determined that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS

     The Growth Fund II may invest in depositary receipts. American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. ADRs, EDRs and CDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitation with respect to such securities. If the Fund invests in an unsponsored ADR, EDR or CDR there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR or CDR than is available for an issuer of securities underlying a sponsored ADR, EDR or CDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and CDRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Special Risk Considerations -- Foreign Securities."

ASSET-BACKED SECURITIES

     Each of the Funds except the Institutional Treasury Money Market Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved.

     Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments, will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

     Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

MORTGAGE-BACKED SECURITIES

     Each of the Funds may invest in mortgage-backed securities (including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMIGs")) that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of a Fund, should it invest in mortgage-backed securities, may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

     Each of the Funds, except for the Institutional Money Market Fund and Institutional Treasury Money Market Fund, may also invest in mortgage-backed securities not issued by governmental issuers which are rated in one of the top three rating categories assigned by S&P, Moody's or Fitch IBCA, or if unrated, determined by Fleet to be of comparable quality. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

CONVERTIBLE SECURITIES

     Each Fund may from time to time, in accordance with its investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

     Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in Fleet's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, Fleet evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fleet considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENT TRANSACTIONS

     Each Fund may purchase eligible securities on a "when-issued" basis. Each Fund may also purchase or sell securities on a "forward commitment" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that when-issued purchases and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's when-issued purchases and forward commitments ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of Fleet to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes, but only in furtherance of their investment objectives.

     A Fund may dispose of a commitment prior to settlement if Fleet deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected in the event its commitment to purchase securities on a when-issued or forward commitment basis exceeded 25% of the value of its assets.

     When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of when-issued securities is calculated from the date of settlement of the purchase to the maturity date.

GUARANTEED INVESTMENT CONTRACTS

     The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to GICs, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Funds' limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

COMMON AND PREFERRED STOCK

     The Growth Fund II may invest in common and preferred stock. Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

LOAN PARTICIPATIONS

     Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRIPS

     Each of the Funds may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. Fleet will purchase only those STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. With respect to the Institutional Money Market and Institutional Treasury Money Market Funds, Fleet will purchase only those STRIPS that have a remaining maturity of 397 days or less. Neither of these Funds may invest more than 5% of its total assets in STRIPS. While there is no limitation on the percentage of any other Fund's assets that may be invested in STRIPS, Fleet will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.

WARRANTS

     A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Growth Fund II may invest up to 5% of its net assets in warrants. Included in this limitation, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

ZERO COUPON SECURITIES

     Each Fund may invest in zero coupon securities. A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

PORTFOLIO SECURITIES GENERALLY

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

SPECIAL CONSIDERATIONS RELATING TO CONNECTICUT MUNICIPAL SECURITIES

     The following information is a brief summary of factors affecting the economies and financial strengths of the State of Connecticut, its municipalities and its political subdivisions and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Connecticut that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements have not been independently verified.

     The ability of the issuers of Connecticut Municipal Securities to pay the principal and interest on their obligations may be impacted by a variety of factors relating to the economy of Connecticut and to the fiscal stability of issuers of Connecticut Municipal Securities. The latter may include such matters as the ability of issuers to raise sufficient tax and other revenues to meet their needs, the availability of aid from other governmental bodies, and the burdens that may be imposed on issuers by law or necessity. To the extent that the Fund invests in obligations that are not general obligations of their issuers, payments of principal and interest will depend on all factors affecting the revenue sources from which payments thereon are to be derived. The value of the obligations held by the Fund would be adversely affected not only by any actual inability of their issuers to pay the principal and interest thereon, but also by a public perception that such ability is in doubt

     Manufacturing has historically been of prime economic importance to Connecticut (sometimes referred to as the "State"). The State's manufacturing industry is diversified, with transportation equipment (primarily aircraft engines, helicopters and submarines) the dominant industry, followed by fabricated metals, non-electrical machinery, and electrical equipment. As a result of a rise in employment in service-related industries and a decline in manufacturing employment, however, manufacturing accounted for only 17.09% of total non-agricultural employment in Connecticut in 1997. Defense-related business represents a relatively high proportion of the manufacturing sector. On a per capita basis, defense awards to Connecticut have traditionally been among the highest in the nation, and reductions in defense spending have had a substantially adverse impact on Connecticut's economy.

     The average annual unemployment rate in Connecticut increased from a low of 3.0% in 1988 to a high of 7.6% in 1992 and, after a number of important changes in the method of calculation, was reported to be 5.8% in 1996. Average per capita personal income of Connecticut residents increased in every year from 1989 to 1997, rising from $25,443 to $36,434. However, pockets of significant unemployment and poverty exist in several Connecticut cities and towns.

     For the four fiscal years ended June 30, 1991, the General Fund experienced operating deficits but, for the eight fiscal years ended June 30, 1999, the General Fund recorded operating surpluses, based on Connecticut's budgetary method of accounting. General Fund budgets adopted for the biennium ending June 30, 2001, authorize expenditures of $10,581,600,000 for the 1999-2000 fiscal year and $11,085,200,000 for the 2000-2001 fiscal year and project surpluses of $64,400,000 and $4,800,000, respectively, for those years. As of August 31, 1999, the Comptroller estimated expenditures of $10,689,600,000 and a surplus of only $11,200,000 for the 1999-2000 fiscal year. Connecticut's general obligation bonds are rated Aa3 by Moody's and AA by Fitch. On October 8, 1998, S&P upgraded its ratings of Connecticut's general obligations bonds from AA- to AA.

     The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of October 15, 1999, the State had authorized direct general obligation bond indebtedness totaling $13,310,385,000, of which $11,144,149,000 had been approved for issuance by the State Bond Commission and $9,625,537,000 had been issued. As of October 15, 1999, net State direct general obligation indebtedness outstanding was $6,890,968,000.

     In 1995, the State established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The University was authorized to issue bonds totaling $962,000,000 by June 30, 2005, that are secured by a State debt service commitment to finance the improvements, $359,475,000 of which were outstanding on October 15, 1999.

     In addition, the State has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have been issued by the cities of Bridgeport and West Haven and the Southeastern Connecticut Water Authority. As of December 1, 1998, the amount of bonds outstanding on which the State has limited or contingent liability totaled $4,154,900,000.

     In 1984, the State established a program to plan, construct and improve the State's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2002, is currently estimated to be $12.6 billion, to be met from federal, state, and local funds. The State expects to finance most of its $5.1 billion share of such cost by issuing $4.6 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specific motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.

     The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) an action on behalf of all persons with traumatic brain injury who have been placed in certain State hospitals, and other persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; (ii) litigation involving claims by Indian tribes to portions of the State's land area; (iii) an action by certain students and municipalities claiming that the State's formula for financing public education violates the State's Constitution and seeking a declaratory judgment and injunctive relief; (iv) an action for money damages for the death of a young physician killed in an automobile accident allegedly as a result of negligence of the State; and (v) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients.

     As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Superior Court ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling and concluded that the State had complied but that the plaintiffs had not allowed the State sufficient time to take additional remedial steps. Accordingly, the plaintiffs might be able to pursue their claim at a later date. The fiscal impact of this matter might be significant but is not determinable at this time.

     The State's Department of Information Technology is reviewing the State's Year 2000 exposure and developing plans for modification or replacement of existing software that it believes will prevent significant operations problems. There is a risk that the plan will not be completed on time, that planned testing will not reveal all problems, or that systems of others on whom the State relies will not be timely updated. If the necessary remediations are not completed in a timely fashion, the Year 2000 problem may have a material impact on the operations of the State.

     General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. Difficulties in payment of debt service on borrowings could result in declines, possibly severe, in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

     In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

SPECIAL CONSIDERATIONS RELATING TO FLORIDA MUNICIPAL SECURITIES

     The financial condition of the State of Florida may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities but also by entities that are not under the control of the State. Adverse developments affecting the State's financing activities, its agencies or its political subdivisions could adversely affect the State's financial condition.

     The State's revenues increased from $32,957,715,000 during the 1996-97 fiscal year ended June 30, 1997 to $35,849,518,000 during the fiscal year ended June 30, 1998. The State's operating expenditures increased from $31,494,591,000 during the 1996-97 fiscal year ended June 30, 1997 to $33,373,020,000 during the 1997-98 fiscal year ended June 30, 1998. The Office of Economic and Demographic Research of the Florida Legislature also projected non-agricultural jobs to grow 3.5% and 3.1% in fiscal years 1998-99 and 1999-2000, respectively. The revenue growth in the 1998-1999 fiscal year is driven by the State's sales tax collections. The sales tax accounts for close to 75% of total revenues through March 31, 1999. A March 31, 1999 estimate shows an expected year-end surplus of $573.8 million. When this is combined with the Budget Stabilization Fund balance of $786.9 million, Florida's total reserves are $1,360.7 million.

     The Constitution of the State of Florida limits the right of the State and its local governments to tax. The Constitution requires the State to have a balanced budget and to raise revenues to defray its operating expenses. The State may not borrow for the purpose of maintaining ordinary operating expenses, but may generally borrow for capital improvements.

     An amendment to the Florida Constitution adopted in 1994 requires that state revenues in excess of an allowed amount plus a growth factor must be contributed to a Budget Stabilization Fund until this fund reaches a certain amount at which time the excess state revenues must be distributed to the taxpayers. The growth factor is the average annual rate of growth in the state personal income over the most recent 20 quarters times the amount of state revenue allowed under the Constitution for the prior fiscal year. Included among the categories of revenues that are exempt from this revenue limitation are revenues pledged to state bonds and other payments related to debt. A two-thirds vote of the Florida legislature can raise the amount of the limit on state revenues. It is difficult to predict the impact of this amendment on Florida state finances, especially since courts have not interpreted it extensively. To the extent that local governments traditionally receive revenues from the state which are subject to or limited by this Constitutional amendment, the further distribution of such state revenues may be adversely impacted by the amendment.

     There are a number of methods by which the State of Florida may incur debt. The State may issue bonds backed by the State's full faith and credit to finance or refinance certain capital projects authorized by its voters. The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. The State also may issue certain bonds backed by the State's full faith and credit to finance or refinance pollution control, solid waste disposal and water facilities for local governments; county roads; school districts and capital public education projects without voter authorization. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State's authorities, agencies and instrumentalities. Payments of debt service on State bonds backed by the State's full faith and credit and State-guaranteed bonds and notes are legally enforceable obligations of the State. Revenue bonds to finance or refinance certain capital projects also may be issued by the State of Florida without voter authorization. However, revenue bonds are payable solely from funds derived directly from sources other than state tax revenues.

     The State of Florida currently imposes, among other taxes, an ad valorem tax on intangible property and a corporate income tax. The Florida Constitution prohibits the levying of a personal income tax. Certain other taxes the State of Florida imposes include: an estate or inheritance tax which is limited by the State's Constitution to an amount not in excess of the amount allowed to be credited upon or deducted from federal estate taxes or the estate taxes of another state; and a 6% sales tax on most goods and certain services with an option for counties to impose up to an additional 1% sales tax on such goods and services. In addition, counties chartered before June 1, 1976 or county with a consolidated county/municipal government may assess up to a 1% discretionary sales surtax within the county for the development, construction, maintenance and operation of a fixed guideway rapid transit system.

     The Constitution reserves the right to charge an ad valorem tax on real estate and tangible personal property to Florida's local governments. All other forms of taxation are preempted to the State of Florida except as may be provided by general law. Motor vehicles, boats, airplanes, trailers, trailer coaches and mobile homes, as defined by law, may be subject to a license tax for their operation, but may not be subject to an ad valorem tax.

     Under the Constitution, ad valorem taxes may not be levied in excess of the following millage upon the assessed value of real estate and tangible personal property: for all county purposes, ten mills; for all municipal purposes, ten mills; for all school purposes, ten mills; for water management purposes for the northwest portion of the State, .05 mills; for water management purposes for the remaining portion of the State, one mill; and for all other special districts a millage authorized by law and approved by referendum. When authorized by referendum, the above millage caps may be exceeded for up to two years. Counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue bonds to finance or refinance capital projects payable from ad valorem taxes in excess of the above millage cap when approved by referendum. It should be noted that several municipalities and counties have charters that further limit either ad valorem taxes or the millage that may be assessed.

     The Florida legislature has passed a number of mandates which limit or place requirements on local governments without providing the local governments with compensating changes in their fiscal resources. The Florida legislature enacted a comprehensive growth management act which forces local governments to establish and implement comprehensive planning programs to guide and control future development. This legislation prohibits public or private development that does not conform with the locality's comprehensive plan. Local governments may face greater requirements for services and capital expenditures than they had previously experienced if their locality experiences increased growth or development. The burden for funding these potential services and capital expenditures which has been left to the local governments may be quite large.

     The Florida Constitution limits the assessed value of homestead real property for ad valorem tax purposes to the lower of (A) three percent (3%) of the assessed value for the prior year; or (B) the percentage change in the Consumer Price Index for the preceding calendar year. In addition, no such assessed value shall exceed "just value" and such just value shall be reassessed (notwithstanding the 3% cap) as of January 1 of the year following a change of ownership of the assessed real property.

     Florida has grown dramatically since 1980 and as of April 1, 1997 ranked fourth nationally with an estimated population of 14.7 million. Florida's substantial population increases over the past few years are expected to continue. It is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State. Much of this growth is being funded by bonded revenues secured by the expanding real property tax base. As of 1997, real property values exceed $724 billion. Residential property values account for over $400 billion in value while commercial and industrial property values exceed $100 billion.

     Florida's job market continues to reflect strong performance. The state's March 1999 unemployment rate was 4.1%, 0.3 percentage points lower than the year ago rate of 4.4% Florida's unemployment rate was one of the lowest since October 1973 when it was 3.4%. The U.S. unemployment rate was 4.2% in March 1999, just above Florida's rate. Fueled by low interest rates, construction had the fastest growth rate at 5.8% and added 20,000 jobs over the year. Similarly, finance, insurance, and real estate and government also experienced year to year increases of 19,100 jobs and 16,400 jobs, respectively. The apparel and textiles industries lost 1,500 jobs due to tariffs and foreign competition. The State is gradually becoming less dependent on employment related to construction, agriculture and manufacturing, and more dependent on employment related to trade and services. Presently, services constitute 34.9% and trade 25.6% of the State's total non-farm jobs.

     Personal income in the State has been growing strongly the last several years and has generally outperformed both the nation as a whole and the Southeast in particular. The reasons for this are strong population growth and diversification of the economy. From 1992 through 1997, the State's per capita income rose an average of 5.0% per year, while the national per capita income increased an average of 4.8%. For 1997, the State's per capita personal income rose an average of 4.0% while the national per capita personal income rose 4.7%. In 1997, per capita personal income in Florida was $24,795, while the national per capita personal income was $25,298. The structure of the State's income differs from that of the nation and the Southeast. Because the State has a proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits, among other sources of income) are a relatively more important source of income. Transfer payments, such as social security, are occasionally subject to legislative change.

     Tourism is one of Florida's most important industries. According to Visit Florida (formerly the Florida Tourism Commission), about 47 million people visited the State in 1997. Tourists to Florida effectively represent additional residents, spending their dollars predominantly at eating and drinking establishments, hotels and motels, and amusement and recreation parks. Their expenditures generate additional business activity and State tax revenues. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round, thus to a degree, reducing its seasonality.

     The State also has a strong construction industry, with single and multi-family housing starts accounting for approximately 9.2% of total U.S. housing starts in 1997, while the State's population was only 5.5% of the nation's total population. The reason for such a dynamic construction industry was the rapid growth of the State's population. Since 1985, total housing starts have averaged approximately 148,000 per year. Total housing starts were 132,813 in 1997, and are projected to be 97,600 in 1998-99.

     Florida has experienced a diversifying economic base as technology related industry, healthcare and financial services have grown into leading elements of Florida's economy, complementing the State's previous reliance primarily on agriculture and tourism. With the increasing costs and capital needs related to its growing population, Florida's ability to meet its expenses will be dependent in part upon the State's continued ability to foster business and economic growth. Florida has also increased its funding of capital projects through more frequent debt issuance rather than its historical pay-as-you go method.

     At the regional level, local economies within Florida perform differently according to their urban or rural qualities and level of economic diversification. The spectrum of local economies spans dense urban centers such as Miami and Tampa to rural agricultural regions of citrus, cattle ranching and sugar cane production. For example, Central Florida is a premier world-class resort/vacation destination with its economy driven by the presence of Disney World, studio theme parks and other tourist oriented recreational parks with a laser/optical research node and motion picture industries helping to diversify the Central Florida local economy. In contrast to the highly urban areas of Southeast Florida, North Florida and the Florida Panhandle are rural in many areas with local economies is dominated by the logging and paper industries, defense, tourism, state government and retirement.

     Florida has a moderate debt burden. As of June 30, 1998 full faith and credit bonds totaled $8.7 billion and revenue bonds totaled $5 billion for a total debt of $13.7 billion. Full faith and credit debt per capita was $577. In the 1998 fiscal year, debt service as a percent of Governmental Fund expenditures was 2.0%. In recent years debt issuance for the State has been increasing. The State brought a new indenture to the market in late Fiscal Year 1998, the Florida Lottery Bonds. These bonds will finance capital improvements for Florida schools.

     The payment on most Florida Municipal Securities held by the Florida Municipal Bond Fund will depend upon the issuer's ability to meet its obligations. If the State or any of its political subdivisions were to suffer serious financial difficulties jeopardizing their ability to pay their obligations, the marketability of obligations issued by the State or localities within the State, and the value of the Florida Municipal Bond Fund's portfolio, could be adversely affected.

PORTFOLIO TURNOVER

     Each Fund may sell a portfolio investment soon after its acquisition if Fleet believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.


                             INVESTMENT LIMITATIONS

     In addition to each Fund's investment objective as stated in the Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

     1. A Fund may not purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities and, for each of the Institutional Money Market and Institutional Treasury

          Money Market Funds, to investments in obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that a Fund may under the 1940 Act reserve freedom of action to concentrate its investments in such securities. Each of the Institutional Money Market and Institutional Treasury Money Market Funds has reserved its freedom of action to concentrate its investments in government securities and bank instruments described in the foregoing sentence. This limitation also does not apply to an investment of all of the investable assets of each of the Institutional Money Market Fund, Florida Municipal Bond Fund and Growth Fund II in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to such Fund (in each case, a "Qualifying Portfolio"). For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) suprantional entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

     2. A Fund may not make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

     3. A Fund may not acquire more than 10% of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5% of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities); provided, that
          (a) the foregoing limitation shall not apply to the Massachusetts Intermediate Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund or Florida Municipal Bond Fund; (b) the foregoing limitation shall not apply to 25% of the total assets of each of the Institutional Money Market Fund, Intermediate Tax-Exempt Bond Fund and Growth Fund II; and (c) the foregoing limitation shall not apply to an investment of all of the investable assets of the Institutional Money Market Fund, Florida Municipal Bond Fund or Growth Fund II in a Qualifying Portfolio.

     4. A Fund may not invest in companies for the purpose of exercising control.

     5. A Fund may not borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3% of that Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. A Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value), and any interest paid on such borrowings will reduce income.

     6. In the case of the Institutional Treasury Money Market Fund, Intermediate Tax-Exempt Bond Fund and Massachusetts Intermediate Municipal Bond Fund, such a Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 5 above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

     7. A Fund may not purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, any Fund may invest in companies which invest in real estate commodities or commodities contracts. Each of the Funds may invest in futures contracts and options thereon to the extent described in the Prospectuses and elsewhere in this Statement of Additional Information.

     8. A Fund may not make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

     9. A Fund may not act as underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

     10. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, each of the Funds is prohibited, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) such Fund owns more than 3% of the total voting stock of the company; (b) securities issued by any one investment company represent more than 5% of the total assets of such Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of such Fund, provided, that with respect to the Institutional Money Market Fund, Florida Municipal Bond Fund and Growth Fund II, the limitations do not apply to an investment of all of the investable assets of such Fund in a Qualifying Portfolio. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

          It is the position of the SEC's Staff that certain non-governmental issuers of CMOs and REMICs constitute investment companies pursuant to the 1940 Act and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

     11. A Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

     12. A Fund may not write or purchase puts, calls, or other options or combinations thereof, except that each Fund may write covered calls options with respect to any or all of the securities it holds, subject to any limitations described in the Prospectuses or elsewhere in this Statement of Additional Information and each Fund may purchase and sell other options as described in the Prospectuses and this Statement of Additional Information.

NON-FUNDAMENTAL POLICIES

     The following policies are not fundamental and may be changed with respect to any Fund without approval by the shareholders of that Fund:

     No Fund may invest in warrants, except that the Growth Fund II may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in this amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Exchange or the American Stock Exchange. This limitation does not apply to warrants acquired in units or attached to securities. Such warrants may not be listed on the New York Stock Exchange or American Stock Exchange.

     No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets (10% for the Institutional Money Market Fund and Institutional

Treasury Money Market Fund), provided that this limitation does not apply to an investment of all of the investable assets of the Institutional Money Market Fund, Florida Municipal Bond Fund and Growth Fund II in a Qualifying Portfolio. The foregoing limitation does not apply to restricted securities, including
Section 4(2) paper and Rule 144A securities, if it is determined by or under procedures established by the Board of Trustees of Galaxy that, based on trading markets for the specific restricted security in question, such security is not illiquid.

     No Fund may purchase or retain securities of an issuer if, to the knowledge of Galaxy, an officer, trustee, member or director of Galaxy or any investment adviser of Galaxy owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

     No Fund may invest in interests in oil, gas or other mineral exploration or development programs. No Fund may invest in oil, gas or mineral leases.

     No Fund may purchase securities of any company which has (with predecessors) a record of less than 3 years continuing operations if as a result more than 5% of total assets (taken at fair market value) of the Fund would be invested in such securities, except that the foregoing limitation shall not apply to (a) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (b) Municipal Securities which are rated by at least one Rating Agency; or (c) an investment of all of the investable assets of the Institutional Money Market Fund, Florida Municipal Bond Fund and Growth Fund II in a Qualifying Portfolio.

     Except as stated otherwise, a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

     Each of the Institutional Money Market and Institutional Treasury Money Market Funds may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Institutional Money Market Fund is subject to the 5% limitation contained in Investment Limitation No. 3 above as to all of its assets; however in accordance with such Rule, the Institutional Money Market Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 3 above. Each of the Institutional Money Market and Institutional Treasury Money Market Funds will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

     The Institutional Money Market Fund and Growth Fund II may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by a Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities.


                        VALUATION OF PORTFOLIO SECURITIES

VALUATION OF THE INSTITUTIONAL MONEY MARKET AND INSTITUTIONAL TREASURY MONEY MARKET FUNDS

     Galaxy uses the amortized cost method of valuation to value shares of the Institutional Money Market and Institutional Treasury Money Market Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

     The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that neither of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE INTERMEDIATE TAX-EXEMPT BOND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND, MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND FUNDS

     The assets of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by Galaxy's Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF THE GROWTH FUND II

     In determining market value, the assets of the Growth Fund II which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of Galaxy's Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation. Investments in debt securities with remaining maturities of 60 days or less are valued based upon the amortized cost method. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value by Fleet under the supervision of Galaxy's Board of Trustees.

     Certain of the securities acquired by the Growth Fund II may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Provident Distributors, Inc. ("PDI"). PDI is a registered broker/dealer with its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428. PDI has agreed to use appropriate efforts to solicit all purchase orders.

     Trust Shares, Shares and/or BKB Shares of the Funds will initially be issued in connection with the Reorganization. Following the Reorganization, BKB Shares will be available for purchase only by those shareholders who received BKB Shares in the Reorganization. BKB Shares of a Fund will convert to Retail A Shares of the same Fund on the first anniversary of the Reorganization, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interests of holders of BKB Shares.

          PURCHASES OF RETAIL A SHARES, RETAIL B SHARES AND BKB SHARES

GENERAL

     Investments in Retail A Shares of the Funds are subject to a front-end sales charge. Investments in Retail B Shares of the Growth Fund II are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." Investors should read "Characteristics of Retail A Shares and Retail B Shares" and "Factors to Consider When Selecting Retail A Shares or Retail B Shares" below before deciding between the two with respect to the Growth Fund II.

     There is no sales charge when shareholders acquire BKB Shares in connection with the Reorganization, when shareholders buy additional BKB Shares or when BKB Shares convert to Retail A Shares.

     PDI has established several procedures to enable different types of investors to purchase Retail A Shares, Retail B Shares and BKB Shares of the Funds. Retail A Shares and Retail B Shares may be purchased by individuals or corporations who submit a purchase application to Galaxy, purchasing directly either for their own accounts or for the accounts of others. Retail A Shares and Retail B Shares may also be purchased by FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., FleetBoston Corporation, its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. BKB Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II are only available for purchase by those shareholders who received BKB Shares in connection with the Reorganization. Purchases may take place only on days on which the New York Stock Exchange (the "Exchange") is open for business ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by PDI on a Business Day in accordance with PDI's procedures.

CUSTOMERS OF INSTITUTIONS

     Retail A Shares and Retail B Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of Retail A Shares and/or Retail B Shares will be recorded by the institution and reflected in the account statements provided to its customers. Galaxy's transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of Retail A Shares and/or Retail B Shares. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Retail A Share and/or Retail B Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail A Shares and Retail B Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail A Shares and/or Retail B Shares through their institution should contact such entity directly for appropriate purchase instructions.

APPLICABLE SALES CHARGE - RETAIL A SHARES

     The public offering price for Retail A Shares of the Funds is the sum of the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Retail A Shares that are purchased with no initial sales charge as part of an investment of $500,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                   REALLOWANCE TO
                                                      DEALERS
                                                      -------
                                                     AS A % OF
                                                   OFFERING PRICE
AMOUNT OF TRANSACTION                                PER SHARE
---------------------                                ---------
Less than $50,000                                       3.25
$50,000 but less than $100,000                          3.00
$100,000 but less than $250,000                         2.50
$250,000 but less than $500,000                         2.00
$500,000 and over                                       0.00

     The appropriate reallowance to dealers will be paid by PDI to broker-dealer organizations which have entered into agreements with PDI. The reallowance to dealers may be changed from time to time.

     Certain affiliates of Fleet may, at their own expense, provide additional compensation to broker-dealer affiliates of Fleet and to other unaffiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Fleet's affiliates.

     In certain situations or for certain individuals, the front-end sales charge for Retail A Shares of the Funds may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. In addition to the sales charge waivers described in the applicable Prospectus, no sales charge is assessed on purchases of Retail A Shares of the Funds by the following categories of investors or in the following types of transactions:

     - purchases by directors, officers and employees of broker-dealers having agreements with PDI pertaining to the sale of Retail A Shares to the extent permitted by such organizations;

     - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

     - purchases by officers, directors, employees and retirees of FleetBoston Corporation and any of its affiliates and members of their immediate families;

     - purchases by officers, directors, employees and retirees of PFPC Inc. and members of their immediate families;

     - purchases by persons who are also plan participants in any employee benefit plan which is the record or beneficial holder of Trust Shares of the Funds or any of the other portfolios offered by Galaxy;

     - purchases by institutional investors, including but not limited to bank trust departments and registered investment advisers;

     - purchases by clients of investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom Retail A Shares are purchased;

     - purchases by institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with Galaxy by the broker-dealer; and

     - purchases prior to July 1, 1999 by former deposit customers of financial institutions (other than registered broker-dealers) acquired by FleetBoston Corporation in February 1998.

COMPUTATION OF OFFERING PRICE - RETAIL A SHARES

     A hypothetical illustration of the computation of the offering price per share of Retail A Shares of the Funds, using the value of each Predecessor Fund's net assets and the number of outstanding shares of each Predecessor Fund at the close of business on November 30, 1999 and the maximum front-end sales charge of 3.75%, is as follows:

                                                                                     Connecticut
                                                             Intermediate            Intermediate
                                                             Tax-Exempt               Municipal
                                                              Bond Fund               Bond Fund
                                                              ---------               ---------
Net Assets...........................................        $__________             $__________

Outstanding Shares...................................        $__________             $__________

Net Asset Value Per Share............................        $__________             $__________

Sales Charge (3.75% of
the offering price)..................................        $__________             $__________

Offering Price to Public.............................        $__________             $__________


                                      -50-

                                                           Massachusetts
                                                       Intermediate Municipal         Growth
                                                              Bond Fund               Fund II
                                                              ---------               -------
Net Assets...........................................        $__________             $__________

Outstanding Shares...................................        $__________             $__________

Net Asset Value Per Share............................        $__________             $__________

Sales Charge (3.75% of
the offering price)..................................        $__________             $__________

Offering Price to Public.............................        $__________             $__________


QUANTITY DISCOUNTS

     Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

     In order to obtain quantity discount benefits, an investor must notify PDI at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please contact PDI or your financial institution.

     RIGHTS OF ACCUMULATION. A reduced sales charge applies to any purchase of Retail A Shares of any portfolio of Galaxy that is sold with a sales charge ("Eligible Fund") where an investor's then current aggregate investment in Retail A Shares is $50,000 or more. "Aggregate investment" means the total of:
(a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.50% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

     LETTER OF INTENT. By completing the Letter of Intent included as part of the Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of Eligible Fund Retail A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Retail A Shares of an Eligible Fund on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

     PFPC Inc. ("PFPC"), Galaxy's administrator, will hold in escrow Retail A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor's total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, PFPC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at PDI's direction, will redeem an appropriate number of Retail A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

     QUALIFICATION FOR DISCOUNTS. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

     REINSTATEMENT PRIVILEGE. Investors may reinvest all or any portion of their redemption proceeds in Retail A Shares of the Funds or in Retail A Shares of another portfolio of Galaxy within 90 days of the redemption trade date without paying a sales load. Retail A Shares so reinvested will be purchased at a price equal to the net asset value next determined after Galaxy's transfer agent receives a reinstatement request and payment in proper form.

     Investors wishing to exercise this Privilege must submit a written reinstatement request to PFPC as transfer agent stating that the investor is eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

     Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under the Code's "wash sale" rules.

     GROUP SALES. Members of qualified groups may purchase Retail A Shares of the Funds at the following group sales rates:

                                                                                                REALLOWANCE
                                                               TOTAL SALES CHARGE                TO DEALERS
                                                               ------------------                ----------
                                                      AS A % OF              AS A % OF            AS A % OF
NUMBER OF QUALIFIED                                 OFFERING PRICE        NET ASSET VALUE      OFFERING PRICE
GROUP MEMBERS                                         PER SHARE              PER SHARE            PER SHARE
---------------------                                 ---------              ---------            ---------
50,000 but less than 250,000....................         3.00                   3.09                3.00

250,000 but less than 500,000...................         2.75                   2.83                2.75

500,000 but less than 750,000...................         2.50                   2.56                2.50

750,000 and over................................         2.00                   2.04                2.00

     To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by PDI. To receive the group sales charge rate, group members must purchase Retail A Shares directly from PDI in accordance with any of the procedures described in the Prospectus. Group members must also ensure that their qualified group affiliation is identified on the purchase application.

     A qualified group is a group that (i) has at least 50,000 members, (ii) was not formed for the purpose of buying Fund shares at a reduced sales charge,
(iii) within one year of the initial member purchase, has at least 1% of its members invested in the Funds or any of the other investment portfolios offered by Galaxy, (iv) agrees to include Galaxy sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. PDI may request periodic certification of group and member eligibility. PDI reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

APPLICABLE SALES CHARGE - RETAIL B SHARES

     The public offering price for Retail B Shares of the Growth Fund II is the net asset value of the Retail B Shares purchased. Although investors pay no front-end sales charge on purchases of Retail B Shares, such Shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from PDI in connection with sales of Retail B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Retail A Shares. Certain affiliates of Fleet may, at their own expense, provide additional compensation to broker-dealer affiliates of Fleet and to unaffiliated broker-dealers whose customers purchase significant amounts of Retail B Shares of the Fund. See "Applicable Sales Charge -- Retail A Shares." The contingent deferred sales charge on Retail B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Retail B Shares.

In addition, a contingent deferred sales charge will not be assessed on Retail B Shares purchased through reinvestment of dividends or capital gains distributions.

     The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to PDI, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Retail B Shares.

     EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. In addition to the sales charge exemptions described in the applicable Prospectus, the contingent deferred sales charge with respect to Retail B Shares is not assessed on: (i) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Code; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (iii) redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of Retail B Shares held in the account is less than the minimum account size; (iv) redemptions in connection with the combination of the Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (v) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (vi) any redemption of Retail B Shares held by investors, provided the investor was the beneficial owner of shares of the Fund (or any of the other portfolios offered by Galaxy or otherwise advised by Fleet or its affiliates) before December 1, 1995. In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under "Investor Programs -- Retail A Shares and Retail B Shares -- Automatic Investment Program and Systematic Withdrawal Plan" below.

CHARACTERISTICS OF RETAIL A SHARES AND RETAIL B SHARES

     The primary difference between Retail A Shares and Retail B Shares lies in their sales charge structures and shareholder servicing/distribution expenses. An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Retail A Shares and Retail B Shares are the same.

     Retail A Shares of the Growth Fund II are sold at their net asset value plus a front-end sales charge of up to 3.75%. This front-end sales charge may be reduced or waived in some cases. See the applicable Prospectus and "Applicable Sales Charges -- Retail A Shares" and "Quantity Discounts" above. Retail A Shares of the Fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.30% of the Fund's average daily net assets attributable to its Retail A Shares.

     Retail B Shares of the Growth Fund II are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Shares are redeemed within six years of investment. See the applicable Prospectus and "Applicable Sales Charges -- Retail B Shares" above. Retail B Shares of the Fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.95% of the Fund's average daily net assets attributable to its Retail B Shares. These ongoing fees, which are higher than those charged on Retail A Shares, will cause Retail B Shares to have a higher expense ratio and pay lower dividends than Retail A Shares.

     Six years after purchase, Retail B Shares of the Fund will convert automatically to Retail A Shares of the Fund. The purpose of the conversion is to relieve a holder of Retail B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow PDI to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Retail B Shares to Retail A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Retail A Shares as he or she had of Retail B Shares. The conversion occurs six years after the beginning of the calendar month in which the Shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Retail B Shares, although they will be subject to the shareholder servicing fees borne by Retail A Shares.

     Retail B Shares acquired through a reinvestment of dividends or distributions (as discussed under "Applicable Sales Charge -- Retail B Shares") are also converted at the earlier of two dates -- six years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Retail B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Retail B Shares of the Fund, and subsequently acquires additional Retail B Shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Retail B Shares in the Fund, including those acquired through reinvestment, will convert to Retail A Shares of the Fund on the same date.

FACTORS TO CONSIDER WHEN SELECTING RETAIL A SHARES OR RETAIL B SHARES

     Investors deciding whether to purchase Retail A Shares or Retail B Shares of the Growth Fund II should consider whether, during the anticipated periods of their investments in the Fund, the accumulated distribution and shareholder servicing fees and potential contingent deferred sales charge on Retail B Shares prior to conversion would be less than the initial sales charge and accumulated shareholder servicing fees on Retail A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Retail A Shares. In this regard, to the extent that the sales charge for Retail A Shares is waived or reduced by one of the methods described above, investments in Retail A Shares become more desirable. An investment of $250,000 or more in Retail B Shares would not be in most shareholders' best interest. Shareholders should consult their financial advisers and/or brokers with respect to the advisability of purchasing Retail B Shares in amounts exceeding $250,000.

     Although Retail A Shares are subject to a shareholder servicing fee, they are not subject to the higher distribution and shareholder servicing fee applicable to Retail B Shares. For this reason, Retail A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Retail A Shares (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Fund than purchasers of Retail B Shares in the Fund.

     As described above, purchasers of Retail B Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Retail B Shares. Because the Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Retail B Shares would, however, own shares that are subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate distribution and shareholder servicing fees on Retail B Shares to the cost of the initial sales charge and shareholder servicing fees on the Retail A Shares. Over time, the expense of the annual distribution and shareholder servicing fees on the Retail B Shares may equal or exceed the initial sales charge and annual shareholder servicing fee applicable to Retail A Shares. For example, if net asset value remains constant, the aggregate distribution and shareholder servicing fees with respect to Retail B Shares of the Fund would equal or exceed the initial sales charge and aggregate shareholder servicing fees of Retail A Shares approximately six years after the purchase. In order to reduce such fees for investors that hold Retail B Shares for more than six years, Retail B Shares will be automatically converted to Retail A Shares as described above at the end of such six-year period.

           PURCHASES OF SHARES OF THE INSTITUTIONAL MONEY MARKET FUND
                  AND INSTITUTIONAL TREASURY MONEY MARKET FUND

     Investments in Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund (referred to in the Prospectus for the Funds as Trust Shares) are not subject to any sales charge. Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund may be purchased by FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., FleetBoston Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Purchases of Shares may take place only on Business Days. If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by PDI on a Business Day in accordance with PDI's procedures.

     Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such Shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Shares through their institution should contact such entity directly for appropriate purchase instructions.

     PURCHASES OF TRUST SHARES AND SHARES OF THE FLORIDA MUNICIPAL BOND FUND

     Trust Shares and Shares of the Florida Municipal Bond Fund (referred to in the Prospectus for the Fund as Trust Shares) are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of FleetBoston Corporation, and to participants in employer-sponsored defined contribution plans (such institutions and plans referred to herein collectively as "Institutions"). Trust Shares and Shares of the Florida Municipal Bond Fund sold to such investors ("Customers") will be held of record by Institutions. Purchases of Trust Shares and Shares of the Florida Municipal Bond Fund will be effected only on days on which PDI, Galaxy's custodian and the purchasing Institution are open for business ("Trust Business Days"). If an Institution accepts a purchase order from its Customer on a non-Trust Business Day, the order will not be executed until it is received and accepted by PDI on a Trust Business Day in accordance with the foregoing procedures.

                           OTHER PURCHASE INFORMATION

     On a Business Day or a Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day or Trust Business Day.

                                   REDEMPTIONS

     Redemption orders are effected at the net asset value per share next determined after receipt of the order by PDI. On a Business Day or Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day or Trust Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Proceeds from redemptions of Retail B Shares of the Growth Fund II will be reduced by the amount of any applicable contingent deferred sales charge. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

     Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable;
(b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

     With respect to Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund, Galaxy requires that an institution maintain an average balance of $2,000,000 in an account. If the balance in such account falls below that minimum, the institution may be obliged by Galaxy to redeem all of the shares in the account. In addition, Galaxy may redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act.


                                INVESTOR PROGRAMS

     The following information supplements the description in the applicable Prospectuses as to various Investor Programs available to holders of Retail A Shares, Retail B Shares and BKB Shares and Shares of the Institutional Money Market and Institutional Treasury Money Market Funds.

EXCHANGE PRIVILEGE -- RETAIL A SHARES, RETAIL B SHARES AND BKB SHARES AND SHARES OF THE INSTITUTIONAL MONEY MARKET AND INSTITUTIONAL TREASURY MONEY MARKET FUNDS

     The minimum initial investment to establish an account in another Fund or portfolio by exchange, except for the Institutional Money Market Fund and Institutional Treasury Money Market Fund, is $2,500, unless (i) the Retail A Shares, Retail B Shares or BKB Shares being redeemed were purchased through a registered representative who is a Fleet Bank employee, in which event there is no minimum investment requirement, or (ii) at the time of the exchange the investor elects, with respect to the Fund or portfolio into which the exchange is being made, to participate in Galaxy's Automatic Investment Program, in which event there is no minimum initial investment requirement, or in Galaxy's College Investment Program, in which event the minimum initial investment is generally $100. The minimum initial investment to establish an account by exchange in the Institutional Money Market Fund and Institutional Treasury Money Market Fund is $2 million.

     An exchange involves a redemption of all or a portion of the Retail A Shares, Retail B Shares, BKB Shares or Shares of a Fund and the investment of the redemption proceeds in Retail A Shares, Retail B Shares, BKB Shares or Shares of another Fund or, in the case of Retail A Shares and Shares of the Institutional Money Market and Institutional Treasury Money Market Funds, another portfolio offered by Galaxy or otherwise advised by Fleet or its affiliates. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of a Fund or portfolio to be acquired will be purchased at the per share net asset value next determined after acceptance of the exchange request, plus any applicable sales charge.

     Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, investors should call PFPC, Galaxy's transfer agent, at 1-877-BUY-GALAXY (1-877-289-4252). Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review these portfolios' prospectuses prior to making an exchange. Telephone 1-877-BUY-GALAXY (1-877-289-4252) for a prospectus or to make an exchange.

     In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

     For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

RETIREMENT PLANS

     Retail A Shares, Retail B Shares and BKB Shares of the Growth Fund II are available for purchase in connection with the following tax-deferred prototype retirement plans:

     INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS") (including traditional, Roth and Education IRAs and "roll-overs" from existing retirement plans), a retirement-savings vehicle for qualifying individuals. The minimum initial investment for an IRA account is $500 (including a spousal account).

     SIMPLIFIED EMPLOYEE PENSION PLANS ("SEPS"), a form of retirement plan for sole proprietors, partnerships and corporations. The minimum initial investment for a SEP account is $500.

     MULTI-EMPLOYEE RETIREMENT PLANS ("MERPS"), a retirement vehicle established by employers for their employees which is qualified under Section 401(k) and 403(b) of the Code. The minimum initial investment for a MERP is $500.

     KEOGH PLANS, a retirement vehicle for self-employed individuals. The minimum initial investment for a Keogh Plan is $500.

     Detailed information concerning eligibility and other matters related to these plans and the form of application is available from PDI (call 1-877-BUY-GALAXY (1-877-289-4252)) with respect to IRAs, SEPs and Keogh Plans and from Fleet Securities, Inc. (call 1-800-221-8210) with respect to MERPs.

AUTOMATIC INVESTMENT PROGRAM AND SYSTEMATIC WITHDRAWAL PLAN -- RETAIL A SHARES, RETAIL B SHARES AND BKB SHARES

     The Automatic Investment Program permits an investor to purchase Retail A Shares, Retail B Shares or BKB Shares of a Fund each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from the investor's checking, bank money market, NOW or savings account designated by the investor. The account designated will be debited in the specified amount, and Retail A Shares, Retail B Shares or BKB shares will be purchased, on a monthly or quarterly basis, on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     The Systematic Withdrawal Plan permits an investor to automatically redeem Retail A Shares, Retail B Shares or BKB Shares on a monthly, quarterly, semi-annual, or annual basis on any Business Day designated by an investor, if the account has a starting value of at least $10,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to PFPC, Galaxy's transfer agent (but not less than five days before a payment date). There is no charge for this service. Purchases of additional Retail A Shares concurrently with withdrawals are ordinarily not advantageous because of the sales charge involved in the additional purchases. No contingent deferred sales charge will be assessed on redemptions of Retail B Shares of the Growth Fund II made through the Systematic Withdrawal Plan that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual Systematic Withdrawal Plan redemptions of Retail B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. Systematic Withdrawal Plan redemptions of Retail B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge.

PAYROLL DEDUCTION PROGRAM -- RETAIL A SHARES, RETAIL B SHARES AND BKB SHARES

     To be eligible for the Payroll Deduction Program, the payroll department of an investor's employer must have the capability to forward transactions directly through the ACH, or indirectly through a third party payroll processing company that has access to the ACH. An investor must complete and submit a Galaxy Payroll Deduction Application to his or her employer's payroll department, which will arrange for the specified amount to be debited from the investor's paycheck each pay period. Retail A Shares, Retail B Shares or BKB Shares of Galaxy will be purchased within three days after the debit occurred. If the designated day falls on a weekend or non-Business Day, the purchase will be made on the Business Day closest to the designated day. An investor should allow between two to four weeks for the Payroll Deduction Program to be established after submitting an application to the employer's payroll department.

COLLEGE INVESTMENT PROGRAM -- RETAIL A SHARES, RETAIL B SHARES AND BKB SHARES

     Galaxy reserves the right to redeem accounts participating in the College Investment Program involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. Investors participating in the College Investment Program will receive consolidated monthly statements of their accounts. Detailed information concerning College Investment Program accounts and applications may be obtained from PDI (call 1-877-BUY-GALAXY (1-877-289-4252)).

DIRECT DEPOSIT PROGRAM -- RETAIL A SHARES, RETAIL B SHARES AND BKB SHARES

     Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying in writing the Social Security Administration. Further, Galaxy may terminate an investor's participation upon 30 days' notice to the investor.


                                      TAXES

IN GENERAL

     Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient."

     Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year if such dividends are actually paid during January of the following year.

     It is the policy of each of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless under the circumstances applicable to a particular shareholder, exclusion would be disallowed.

     An investment in any one Fund is not intended to constitute a balanced investment program. Shares of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of a Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund over any amounts disallowed as deductions under Section 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

STATE AND LOCAL

     Exempt-interest dividends and other distributions paid by the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     Dividends paid by the Connecticut Intermediate Municipal Bond Fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut personal income tax imposed on resident and non-resident individuals, trusts and estates to the extent that they are derived from Connecticut Municipal Securities (as defined above). Other Fund dividends and distributions, whether received in cash or additional shares, are subject to this tax, except that, in the case of shareholders who hold their shares of the Fund as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% (100% if the investor owns at least 20% of the total voting power and value of the Fund's shares) of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

     Distributions by the Massachusetts Intermediate Municipal Bond Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, or (iii) interest on U.S. Government obligations exempt from state income taxation. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. In 1994, the Massachusetts personal income tax statute was modified to provide for graduated rates of tax (with some exceptions) on gains from the sale or exchange of capital assets held for more than one year based on the length of time the asset has been held since January 1, 1995. The Massachusetts Department of Revenue has released proposed regulations providing that the holding period of the mutual fund (rather than that of its shareholders) will be determinative for purposes of applying the revised statute to shareholders that receive capital gain distributions (other than exempt capital gain distributions, as discussed above), so long as the mutual fund separately designates the amount of such distributions attributable to each of six classes of gains from the sale or exchange of capital assets held for more than one year in a notice provided to shareholders and the Commissioner of Revenue on or before March 1 of the calendar year after the calendar year of such distributions. In the absence of such notice, the holding period of the assets giving rise to such gain is deemed to be more than one but not more than two years. Shareholders should consult their tax advisers with respect to the Massachusetts tax treatment of capital gain distributions from the Fund.

     Distributions by the Massachusetts Intermediate Municipal Bond Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax. Fund shares are not, however, subject to property taxation by Massachusetts or its political subdivisions.

     The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Florida Municipal Bond Fund will not be subject to any Florida income tax on distributions received from the Fund. However, Florida does currently impose an income tax on certain corporations. Consequently, distributions may be taxable to corporate shareholders.

     The State of Florida currently imposes an "intangibles tax" at the annual rate of 2 mills or 0.20% on certain securities and other intangible assets owned by Florida residents. Every natural person is entitled to an exemption of the first $20,000 of the value of taxable property against the first mill of the annual tax. Spouses filing jointly are entitled to a $40,000 exemption. With respect to the last half (0.5) mill, natural persons are entitled to an exemption of the first $100,000 of otherwise taxable property (joint filers are entitled to a $200,000 exemption). Taxpayers are limited to only one exemption for the first mill and one exemption for the last half (0.5) mill. Notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto
Rico and the Virgin Islands) as well as cash are exempt from this intangibles tax. If on December 31 of any year at least 90% of the net asset value of the portfolio of the Florida Municipal Bond Fund consists solely of such exempt assets, then the Fund's shares will be exempt from the Florida intangibles tax payable in the following year.

     In order to take advantage of the exemption from the intangibles tax in any year, it may be necessary for the Fund to sell some of its non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets including cash prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

     Outside the State of Florida, income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

     Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

     The tax principles applicable to certain financial instruments and futures contracts and options that may be acquired by the Funds are complex and, in some cases, uncertain. Such investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

     Generally, futures contracts and options on futures contracts held by the Funds (as described above) (collectively, the "Instruments") at the close of their taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Fund has held the Instruments ("the 40-60 rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed.

     In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code.

MISCELLANEOUS

     Shareholders will be advised annually as to the federal income tax consequences and, with respect to shareholders of the Connecticut Intermediate Municipal Bond, Massachusetts Municipal Bond and Florida Municipal Bond Funds, Connecticut personal income tax, Massachusetts personal income tax and Florida intangible personal property tax consequences, respectively, of distributions made each year.


                              TRUSTEES AND OFFICERS

     The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address and Age                     Galaxy Fund                and Other Affiliations
------------------------                     -----------                ----------------------
Dwight E. Vicks, Jr.                         Chairman & Trustee         President & Director, Vicks Lithograph &
Vicks Lithograph &                                                      Printing Corporation (book manufacturing
  Printing Corporation                                                  and commercial printing); Director, Utica
Commercial Drive                                                        First Insurance Company; Trustee, Savings
P.O. Box 270                                                            Bank of Utica; Director, Monitor Life
Yorkville, NY 13495                                                     Insurance Company; Director, Commercial
Age 66                                                                  Travelers Mutual Insurance Company;
                                                                        Trustee, The Galaxy VIP Fund; Trustee,
                                                                        Galaxy  Fund II.


                                      -66-

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address and Age                     Galaxy Fund                and Other Affiliations
------------------------                     -----------                ----------------------
John T. O'Neill(1)                           President, Treasurer       Private Investor; Executive Vice President
28 Narragansett Bay Avenue                   & Trustee                  and CFO, Hasbro, Inc. (toy and game
Warwick, RI  02889                                                      manufacturer until December 1999); Trustee,
Age 55                                                                  The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                                        II.

Louis DeThomasis                             Trustee                    President, Saint Mary's College of
Saint Mary's College                                                    Minnesota; Director, Bright Day Travel,
  of Minnesota                                                          Inc.; Trustee, Religious Communities Trust;
Winona, MN 55987                                                        Trustee, The Galaxy VIP Fund; Trustee,
Age 59                                                                  Galaxy Fund II.

Donald B. Miller                             Trustee                    Chairman, Horizon Media, Inc. (broadcast
10725 Quail Covey Road                                                  services); Director/Trustee, Lexington
Boynton Beach, FL 33436                                                 Funds; Chairman, Executive Committee,
Age 74                                                                  Compton International, Inc. (advertising
                                                                        agency); Trustee, Keuka College; Trustee,
                                                                        The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                                        II.

James M. Seed                                Trustee                    Chairman and President, The Astra Projects,
The Astra Ventures, Inc.                                                Incorporated (land development); President,
One Citizens Plaza                                                      The Astra Ventures, Incorporated
Providence, RI 02903                                                    (previously, Buffinton Box Company -
Age 58                                                                  manufacturer of cardboard boxes);
                                                                        Commissioner, Rhode Island Investment
                                                                        Commission; Trustee, The Galaxy VIP Fund;
                                                                        Trustee, Galaxy Fund II.


                                      -67-

                                             Positions                  Principal Occupation
                                             with The                   During Past 5 Years
Name and Address and Age                     Galaxy Fund                and Other Affiliations
------------------------                     -----------                ----------------------
Bradford S. Wellman(1)                       Trustee                    Private Investor; Vice President and
2468 Ohio Street                                                        Director, Acadia Management Company
Bangor, ME  04401                                                       (investment services); Director, Essex
Age 68                                                                  County Gas Company, until January 1994;
                                                                        Director, Maine Mutual Fire Insurance Co.;
                                                                        Member, Maine Finance Authority; Trustee,
                                                                        The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                                        II.

W. Bruce McConnel, III                       Secretary                  Partner of the law firm Drinker Biddle &
One Logan Square                                                        Reath LLP, Philadelphia, Pennsylvania.
18th and Cherry Streets
Philadelphia, PA 19103
Age 57

Jylanne Dunne                                Vice President and         Vice President, PFPC Inc., 1990 to present.
PFPC Inc.                                    Assistant Treasurer
4400 Computer Drive
Westborough, MA 01581-5108
Age 40

William Greilich                             Vice President             Vice President, PFPC Inc., 1991-96; Vice
PFPC Inc.                                                               President and Division Manager, PFPC Inc.,
4400 Computer Drive                                                     1996 to present.
Westborough, MA 01581-5108
Age 46

--------------------------------

1. May be deemed to be an "interested person" within the definition set forth in Section 2(a)(19) of the 1940 Act.

     Effective May 28, 1999, each trustee receives an annual aggregate fee of $45,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $3,500 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to May 28, 1999, each Trustee was entitled to receive an annual aggregate fee of $40,000 for his services as a Trustee of the Trusts, plus an additional $2,500 for each in-person Galaxy Board meeting attended, with all other fees being as those currently in effect.

     Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

     No employee of PFPC receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet or Oechsle, or any of its affiliates, serves as a trustee, officer or employee of Galaxy. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

     The following chart provides certain information about the fees received by Galaxy's trustees in the most recently completed fiscal year.

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                               Pension or
                                                               Retirement
                                                                Benefits          Total Compensation
                                           Aggregate         Accrued as Part       from Galaxy and
                                      Compensation from          of Fund          Fund Complex *Paid
    Name of Person/Position                 Galaxy               Expenses             to Trustees
    -----------------------                 ------               --------             -----------
-------------------------------------------------------------------------------------------------------
Bradford S. Wellman                         $39,355                 None                 $55,750
Trustee
-------------------------------------------------------------------------------------------------------
Dwight E. Vicks, Jr.
Chairman and Trustee                        $42,875                 None                 $60,500
-------------------------------------------------------------------------------------------------------
Donald B. Miller**
Trustee                                     $40,042                 None                 $56,500
-------------------------------------------------------------------------------------------------------
Rev. Louis DeThomasis
Trustee                                     $37,643                 None                 $53,250
-------------------------------------------------------------------------------------------------------
John T. O'Neill
President, Treasurer                        $41,813                 None                 $59,000
and Trustee
-------------------------------------------------------------------------------------------------------
James M. Seed**
Trustee                                     $39,355                 None                 $55,750
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

---------------------------------

* The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy Fund II, which comprised a total of 43 separate portfolios as of October 31, 1999.

** Deferred compensation (including interest) in the amounts of $43,939 and $65,944 accrued during Galaxy's fiscal year ended October 31, 1999 for Messrs. Miller and Seed, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

     The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

     With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.


                               INVESTMENT ADVISER

     Fleet serves as investment adviser to the Funds. In its Advisory Agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the Advisory Agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

     For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the following annual rates (i) with respect to the Money Market Funds, 0.20% of the average daily net assets of each Fund; and (ii) with respect to the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Growth Fund II, 0.75% of each Fund's average daily net assets.

     The Advisory Agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Advisory Agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

     Prior to the Reorganization, each Predecessor Fund was advised by BankBoston N.A. ("BankBoston"). BankBoston was a wholly-owned subsidiary of BankBoston Corporation. On _____________, 1999, BankBoston Corporation merged into Fleet Financial Group, Inc. to form FleetBoston Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, BankBoston is now a subsidiary of FleetBoston Corporation and an affiliate of the Adviser.

     BankBoston served as investment adviser to each Predecessor Fund pursuant to an investment advisory agreement dated June 1, 1993 (the "Prior Agreement"). Pursuant to the terms of the Prior Agreement, BankBoston was entitled to receive fees, accrued daily and paid monthly, at the following annual rates: (i) with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund, 0.20% of the average daily net assets of each Fund; and (ii) with respect to the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Growth Fund II, 0.74% of the average daily net assets of each Fund. In addition, BankBoston agreed to waive investment advisory fees and/or reimburse expenses to help the Predecessor Funds maintain competitive expense ratios.

     During the last three fiscal years, each Predecessor Fund paid advisory fees (net of fee waivers and/or expense reimbursements) to BankBoston as set forth below:

                                                                          FOR THE FISCAL YEAR ENDED MAY 31:
                                                                      1999               1998              1997
FUND                                                               (THOUSANDS)        (THOUSANDS)       (THOUSANDS)
----                                                               -----------        -----------       -----------
Institutional Money Market Fund                                        $760                $46                --(1)
Institutional Treasury Money Market Fund                             $8,329             $6,468            $3,052
Intermediate Tax-Exempt Bond Fund                                    $2,241             $1,877            $1,387
Connecticut Intermediate Municipal Bond Fund                         $1,139               $764              $573
Massachusetts Intermediate Municipal Bond Fund                       $1,574             $1,162              $768
Florida Municipal Bond Fund                                            $380               $267                --(1)
Growth Fund II                                                       $1,455             $2,110            $1,050

---------------

(1) The Predecessor Fund did not conduct operations during the period indicated.


                                  ADMINISTRATOR

     PFPC, Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, serves as the Funds' administrator. PFPC is a majority-owned subsidiary of PNC Bank Corp.

     PFPC generally assists the Funds in their administration and operation. PFPC also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, PFPC is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

         COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
         ---------------------------------           -----------
         Up to $2.5 billion..........................   0.090%
         From $2.5 to $5 billion.....................   0.085%
         From $5 to $12 billion......................   0.075%
         From $12 to $15 billion.....................   0.065%
         From $15 to $18 billion.....................   0.060%
         Over $18 billion............................  0.0575%

In addition, PFPC also receives a separate annual fee from each Galaxy portfolio for certain fund accounting services. From time to time, PFPC may waive voluntarily all or a portion of the administration fees payable to it by the Funds.

     Under the Administration Agreement between Galaxy and PFPC (the "Administration Agreement"), PFPC has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, certain other services such as internal auditing services required by Galaxy, and compute the net asset value and net income of the Funds. PFPC prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Funds' financial accounts and records, and generally assists in all aspects of Galaxy's operations. Unless otherwise terminated, the Administration Agreement will remain in effect until May 31, 2001 and thereafter will continue from year to year upon annual approval of Galaxy's Board of Trustees.

     Prior to the Reorganization, SEI Investments Mutual Funds Services ("SEI") served as the administrator to the Predecessor Funds. For its services, SEI received a fee calculated daily and paid monthly, at an annual rate of 0.085% of the first $5 billion of the Predecessor Funds' combined average daily net assets and 0.045% of combined average daily net assets in excess of $5 billion. SEI also agreed to waive portions of its fees from time to time.

     During the last three fiscal years, SEI received administration fees, net of fee waivers, as set forth below:


                                                                           FOR THE FISCAL YEAR ENDED MAY 31:
                                                                        1999             1998              1997
FUND                                                                (THOUSANDS)       (THOUSANDS)      (THOUSANDS)
----                                                                -----------       -----------      -----------
Institutional Money Market Fund                                       $_______         $_______          $_______
Institutional Treasury Money Market Fund                              $_______         $_______          $_______
Intermediate Tax-Exempt Bond Fund                                     $_______         $_______          $_______
Connecticut Intermediate Municipal Bond Fund                          $_______         $_______          $_______
Florida Municipal Bond Fund........................................   $_______         $_______          $_______
Massachusetts Intermediate Municipal Bond Fund                        $_______         $_______          $_______
Growth Fund II.....................................................   $_______         $_______          $_______


                          CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets pursuant to a Global Custody Agreement. Chase Manhattan may employ sub-custodians for the Funds for the purpose of providing custodial services for the Funds' foreign assets held outside the United States.

     Under the Global Custody Agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. In addition, Chase Manhattan also serves as Galaxy's "foreign custody manager" (as that term is defined in Rule 17f-5 under the 1940 Act) and in such capacity employs sub-custodians for the Funds for the purpose of providing custodial services for the foreign assets of those Funds held outside the U.S. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

     PFPC serves as the Funds' transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

     PFPC may enter into agreements with one or more entities, including affiliates of Fleet, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Growth Fund II held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by PFPC for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Growth Fund II to PFPC have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of this Fund indirectly bears these fees.

     Fleet Bank, an affiliate of Fleet, is paid a fee for Sub-Account Services performed with respect to Trust Shares of the Growth Fund II held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank is paid $21.00 per year for each defined contribution plan participant account. PFPC bears this expense directly, and shareholders of Trust Shares of the Growth Fund II bear this expense indirectly through fees paid to PFPC for transfer agency services.


                                    EXPENSES

     Fleet and PFPC bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

     Fleet will select specific portfolio investments and effect transactions for the Funds. Fleet seeks to obtain the best net price and the most favorable execution of orders. Fleet may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Funds or Fleet. Fleet is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Fleet determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Fleet overall responsibilities to the particular Fund and to Galaxy. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The fees under the investment advisory agreements between Galaxy and Fleet are not reduced by reason of receiving such brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds.

     During the fiscal year ended May 31, 1999, the following Fund paid soft dollar commissions as shown below:

                FUND                            COMMISSIONS
                ----                            -----------
                Growth Fund II.................   $_______

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

      The following Fund paid brokerage commissions as shown in the table below:

                            FOR THE FISCAL YEAR ENDED MAY 31:
FUND                     1999             1998              1997
----                     ----             ----              ----
Growth Fund II         $199,396         $227,975          $163,411


     The Funds may effect a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of Fleet Securities, Inc., which is an affiliate of Fleet.

     Debt securities purchased or sold by the Institutional Money Market, Institutional Treasury Money Market, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds are generally traded in over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes and underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealers' mark-up or mark-down.

     Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Institutional Money Market and Institutional Treasury Money Market Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds. Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

     Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.


                           SHAREHOLDERS SERVICES PLANS

RETAIL A SHARES

     Galaxy has adopted a Shareholder Services Plan (the "Retail A Plan") pursuant to which it intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain shareholder liaison and/or administrative support services to customers who are the beneficial owners of Retail A Shares. Such services are provided to customers who are the beneficial owners of Retail A Shares and are intended to supplement the services provided by PFPC as administrator and transfer agent to the shareholders of record of Retail A Shares. The Retail A Plan provides that Galaxy will pay fees for such services at the following annual rates: (i) with respect to the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond, up to 0.30% of the average daily net asset value of Retail A Shares owned beneficially by customers; and (ii) with respect to the Growth Fund II, up to 0.50% of the average daily net asset value of Retail A Shares owned beneficially by customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with PDI; processing dividend payments from a Fund; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: providing customers with information as to their positions in Retail A Shares; responding to customer inquiries; and providing a service to invest the assets of customers in Retail A Shares.

     Although the Retail A Plan has been approved with respect to Retail A Shares and Trust Shares of the Funds, as of the date of this Statement of Additional Information, Galaxy intends to enter into servicing agreements under the Retail A Plan only with respect to Retail A Shares of each Fund, and to limit the payments under these servicing agreements for each Fund to an aggregate fee of not more than: (i) with respect to the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds, up to 0.15% of the average daily net asset value of Retail A Shares owned beneficially by customers of institutions; and (ii) with respect to the Growth Fund II, up to 0.30% of the average daily net asset value of Retail A Shares owned beneficially by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Retail A Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Retail A Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Retail A Shares.

     Each servicing agreement between Galaxy and an institution ("Service Organization") relating to the Retail A Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Retail A Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Retail A Shares of such Funds on any day do not exceed the income to be accrued to such Retail A Shares on that day.

     Galaxy's servicing agreements are governed by the Retail A Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Retail A Shares of each Fund. Pursuant to the Retail A Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

     The Board of Trustees has approved Galaxy's arrangements with Service Organizations based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail A Shares of the Funds. Any material amendment to Galaxy's arrangements with Service Organizations must be approved by a majority of Galaxy's Board of

Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with Service Organizations are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.

BKB SHARES

     Galaxy has adopted a separate Shareholder Services Plan (the "BKB Plan") pursuant to which it intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain shareholder liaison and/or administrative support services to customers who are the beneficial owners of BKB Shares. Such services are provided to customers who are the beneficial owners of BKB Shares and are intended to supplement the services provided by PFPC as administrator and transfer agent to the shareholders of record of BKB Shares. The BKB Plan provides that Galaxy will pay fees for such services at the following annual rates: (i) with respect to the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds, up to 0.30% of the average daily net asset value of BKB Shares owned beneficially by customers; and (ii) with respect to the Growth Fund II, up to 0.50% of the average daily net asset value of BKB Shares owned beneficially by customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with PDI; processing dividend payments from a Fund; providing sub-accounting with respect to BKB Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: providing customers with information as to their positions in BKB Shares; responding to customer inquiries; and providing a service to invest the assets of customers in BKB Shares.

     Galaxy intends to limit the payment under any servicing agreements for each Fund to an aggregate annual fee of not more than: (i) with respect to the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds, 0.15% of the average daily net asset value of the BKB Shares of each Fund beneficially owned by customers of institutions; and (ii) with respect to the Growth Fund II, 0.30% of the average daily net asset value of the BKB Shares of the Fund beneficially owned by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of BKB Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the BKB Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in BKB Shares.

     Each servicing agreement between Galaxy and an institution ("Service Organization") relating to the BKB Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agree to waive a portion of the servicing fee payable to it under the BKB Plan to the extent necessary to ensure that the fees required to be accrued with respect to the BKB Shares of such Funds on any day do not exceed the income to be accrued to such BKB Shares on that day.

     Galaxy's servicing agreements are governed by the BKB Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of BKB Shares of each Fund. Pursuant to the BKB Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of Galaxy's trustees, including a majority of the Disinterested Trustees.

     The Board of Trustees has approved Galaxy's arrangements with Service Organizations based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of BKB Shares of the Funds. Any material amendment to Galaxy's arrangements with Service Organizations must be approved by a majority of Galaxy's Board of Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with Service Organizations are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.


                         DISTRIBUTION AND SERVICES PLAN

     Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Retail B Shares of the Growth Fund II (the "12b-1 Plan"). Under the 12b-1 Plan, Galaxy may pay (a) PDI or another person for expenses and activities intended to result in the sale of Retail B Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Retail B Shares and the direct or indirect cost of financing such payments, (b) institutions for shareholder liaison services, which means personal services for holders of Retail B Shares and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts, and (c) institutions for administrative support services, which include but are not limited to (i) transfer agent and sub-transfer agent services for beneficial owners of Retail B Shares; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their positions in Retail B Shares; (iv) processing dividend payments; (v) providing sub-accounting services for Retail B Shares held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and (vii) receiving, translating and transmitting proxies executed by beneficial owners.

     Under the 12b-1 Plan for Retail B Shares, payments by Galaxy (i) for distribution expenses may not exceed the annualized rate of 0.65% of the average daily net assets attributable to the Fund's outstanding Retail B Shares, and (ii) to an institution for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Fund's outstanding Retail B

Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions.

     Payments for distribution expenses under the 12b-1 Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which Retail B Shares of a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

     Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and holders of Retail B Shares. The 12b-1 Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to the Fund by a vote of a majority of such Trustees or by vote of the holders of a majority of the Retail B Shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with an institution ("Service Organization") is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Retail B Shares of the Fund, by PDI or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

     As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.


                                   DISTRIBUTOR

     PDI serves as Galaxy's distributor. PDI is a registered broker-dealer with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Jane Haegele is the sole shareholder of PDI.

     Unless otherwise terminated, the Distribution Agreement between Galaxy and PDI remains in effect until November 1, 2000, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.


                                    AUDITORS

     [_______________], independent auditors, with offices at [________________
________________ _________________________] serve as auditors for Galaxy.
Prior to the Reorganization, [________________________], with offices at [__________________________________], served as independent auditors for the
Predecessor Funds. The financial highlights for the Predecessor Funds for each of the years or periods in the five-year period ended May 31, 1999 included in the Prospectuses and the financial statements contained in the Predecessor Funds' Annual Reports to Shareholders dated May 31, 1999 and incorporated by reference into this Statement of Additional Information have been audited by [_______________].


                                     COUNSEL

     Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf. The law firm of Day, Berry & Howard, LLP, Cityplace, Hartford, Connecticut 06103-3499 serves as special Connecticut counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Connecticut Intermediate Municipal Bond Fund concerning Connecticut taxes and the description of special considerations relating to Connecticut Municipal Securities. The law firm of Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624 serves as special Massachusetts counsel to Galaxy has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Massachusetts Intermediate Municipal Bond Fund concerning Massachusetts taxes and the description of special considerations relating to Massachusetts Municipal Securities. The law firm of _______________ serves as special Florida counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and Prospectus with respect to the Florida Municipal Bond Fund concerning Florida taxes and the description of special considerations relating to Florida Municipal Securities.

                        PERFORMANCE AND YIELD INFORMATION

INSTITUTIONAL MONEY MARKET AND INSTITUTIONAL TREASURY MONEY MARKET FUNDS

     The standardized annualized seven-day yields for the Institutional Money Market and Institutional Treasury Money Market Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The current yields for the Funds may be obtained by calling PDI at 1-877-BUY-GALAXY (1-877-289-4252).

     Prior to the Reorganization, the Predecessor Funds to the Institutional Money Market Fund and Institutional Treasury Money Market Fund offered a single class of shares. For the seven-day period ended November 30, 1999, the annualized yield and effective yield of the Predecessor Funds were as follows:


                                                      ANNUALIZED                              EFFECTIVE
FUND                                                     YIELD                                  YIELD
----                                                     -----                                  -----
----------------------------------------------------------------------------------------------------------
Institutional Money Market
Fund                                                   ________%                              ________%
----------------------------------------------------------------------------------------------------------
Institutional Treasury Money Market
Fund                                                   ________%                              ________%
----------------------------------------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, FLORIDA MUNICIPAL BOND FUND AND GROWTH FUND II

     Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Unless otherwise indicated, total return figures include changes in share price, deduction of any applicable sales charge, and reinvestment of dividends and capital gains distributions, if any.

     The Funds' 30-day (or one month) standard yields are calculated separately for each series of shares in each Fund in accordance with the method prescribed by the SEC for mutual funds:

                                                  6
                           YIELD = 2[(a-b)/cd +1 )  - 1]

Where:   a =    dividends and interest earned by a Fund during the period;

         b =    expenses accrued for the period (net of reimbursements);

         c = average daily number of shares outstanding during the period entitled to receive dividends; and

         d =    maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

     With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period, and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

     Each Fund may also advertise its "effective yield" which is calculated similarly but when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

     Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     The "tax-equivalent" yield of the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds is computed by (a) dividing the portion of the Fund's yield (calculated as above) that is exempt from both federal and state income taxes by one minus a stated combined federal and state income tax rate;
(b) dividing the portion of the Fund's yield (calculated as above) that is exempt from federal income tax only by one minus a stated federal income tax rate; and (c) adding the figures resulting from (a) and (b) above to that portion if any, of the yield that is not exempt from federal income tax.

     Prior to the Reorganization, the Predecessor Funds offered one series of shares. The following are the standard yields and tax equivalent yields for the Predecessor Funds' shares for the 30-day period ended November 30, 1999:


                                                       STANDARD                            TAX-EQUIVALENT
FUND                                                     YIELD                                  YIELD
----                                                     -----                                  -----
-----------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
Bond Fund                                               ______%                                ______%
-----------------------------------------------------------------------------------------------------------
Connecticut Intermediate Municipal
Bond Fund                                               ______%                                ______%
-----------------------------------------------------------------------------------------------------------
Massachusetts Intermediate Municipal
Bond Fund                                               ______%                                ______%
-----------------------------------------------------------------------------------------------------------
Florida Municipal Bond Fund                             ______%                                ______%
-----------------------------------------------------------------------------------------------------------
Growth Fund II                                          ______%                                  N/A
-----------------------------------------------------------------------------------------------------------

     Each Fund that advertises its "average annual total return" computes such return separately for each series of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:
                                                      1/n
                              T = [(ERV/P) - 1]

    Where:  T =       average annual total return;

          ERV =       ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

           P =        hypothetical initial payment of $1,000; and

           n =        period covered by the computation, expressed in years.

     Each Fund that advertises its "aggregate total return" computes such returns separately for each series of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total Return =   [(ERV/P) - l]

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     Prior to the Reorganization, the Predecessor Funds offered one series of shares. The following are the aggregate annual returns for shares of the Predecessor Funds from the date of each Fund's initial public offering through November 30, 1999:

FUND
----
Intermediate Tax-Exempt Bond Fund                        _____%(1)
Connecticut Intermediate Municipal Bond Fund             _____%(2)
Massachusetts Intermediate Municipal Bond Fund           _____%(1)
Florida Municipal Bond Fund                              _____%(3)
Growth Fund II                                           _____%(4)

------------------

1. For the period from June 14, 1993 (initial public offering date) through November 30, 1999.
2. For the period from August 1, 1994 (initial public offering date) through November 30, 1999.
3. For the period from June 30, 1997 (initial public offering date) through November 30, 1999.
4. For the period from March 28, 1996 (initial public offering date) through November 30, 1999.

The average annual total returns for shares of the Predecessor Funds for the one-year and five-year periods ended November 30, 1999 are as follows:

                                                        ONE      FIVE
FUND                                                    YEAR     YEAR
----                                                    ----     ----
Intermediate Tax-Exempt Bond Fund                       _____%   _____%
Connecticut Intermediate Municipal Bond Fund            _____%   _____%
Massachusetts Intermediate Municipal Bond Fund          _____%   _____%
Florida Municipal Bond Fund                             _____%   _____%
Growth Fund II                                          _____%   _____%


TAX-EQUIVALENCY TABLES - CONNECTICUT INTERMEDIATE MUNICIPAL BOND, MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND FUNDS

     The Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may use tax-equivalency tables in advertising and sales literature. The interest earned by the Municipal Securities in the respective portfolios generally remains free from federal regular income tax and, in the case of the Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund, from the regular personal income tax imposed by Connecticut and Massachusetts. Some portion of each Fund's income may, however, be subject to the federal alternative minimum tax and state and local regular or alternative minimum taxes. As the tables below indicate, "tax-free" investments may be attractive choices for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.


     The charts below are for illustrative purposes only and use tax brackets that were in effect beginning January 1, 2000. These are not indicators of past or future performance of the Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds.


     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent for each chart. Moreover, the charts do not reflect the possible effect of all items relating to the effective marginal tax rate, such as alternative minimum tax, personal exemptions, tax credits, the phase-out of exemptions or credits, itemized deductions or the possible partial disallowance of deductions.

     Note: The charts below do not address taxable equivalent yields applicable to married taxpayers filing separate returns or heads of households.

     Investors are urged to consult their own tax advisors as to these matters.

CONNECTICUT:  2000

Equivalency yields:  Tax-Exempt

                                 Combined    Connecticut Tax-Equivalent Yields**
$Taxable Income*  State  Federal Effective   ---------------------------------------------------------------------------------------
Single            Rate   Rate    Rate        3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%     7.0%    7.5%    8.0%
------------------------------------------------------------------------------------------------------------------------------------
$0-26,250         3.96%  15%     18.37%      3.68%   4.29%   4.90%   5.51%   6.13%   6.74%   7.35%   7.96%    8.58%   9.19%   9.80%
26,251-63,550     4.50%  28%     31.24%      4.36%   5.09%   5.82%   6.54%   7.27%   8.00%   8.73%   9.45%    10.18%  10.91%  11.63%
63,551-132,600    4.50%  31%     34.11%      4.55%   5.31%   6.07%   6.83%   7.59%   8.35%   9.11%   9.86%    10.62%  11.38%  12.14%
132,601-288,350   4.50%  36%     38.88%      4.91%   5.73%   6.54%   7.36%   8.18%   9.00%   9.82%   10.63%   11.45%  12.27%  13.09%
Over 288,350      4.50%  39.6%   42.32%      5.20%   6.07%   6.93%   7.80%   8.67%   9.54%   10.40%  11.27%   12.14%  13.00%  13.87%
------------------------------------------------------------------------------------------------------------------------------------


                                       Combined   Connecticut Tax-Equivalent Yields**
$Taxable Income*        State  Federal Effective  ----------------------------------------------------------------------------------
Married Filing Jointly  Rate   Rate    Rate       3.0%   3.5%    4.0%    4.5%    5.0%   5.5%   6.0%   6.5%    7.0%    7.5%    8.0%
------------------------------------------------------------------------------------------------------------------------------------
$0-43,850               3.825% 15%     18.25%     3.67%  4.28%   4.89%   5.50%   6.12%  6.73%  7.34%  7.95%   8.56%   9.17%   9.79%
43,851-105,950          4.50%  28%     31.24%     4.36%  5.09%   5.82%   6.54%   7.27%  8.00%  8.73%  9.45%   10.18%  10.91%  11.63%
105,951-161,450         4.50%  31%     34.11%     4.55%  5.31%   6.07%   6.83%   7.59%  8.35%  9.11%  9.86%   10.62%  11.38%  12.14%
161,451-288,350         4.50%  36%     38.88%     4.91%  5.73%   6.54%   7.36%   8.18%  9.00%  9.82%  10.63%  11.45%  12.27%  13.09%
Over 288,350            4.50%  39.6%   42.32%     5.20%  6.07%   6.93%   7.80%   8.67%  9.54%  10.40% 11.27%  12.14%  13.00%  13.87%
------------------------------------------------------------------------------------------------------------------------------------


* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income for Connecticut tax purposes is the same as defined in the Internal Revenue Code. In fact, however, Connecticut taxable income may differ due to differences in exemptions, itemized deductions or other items.
** Each entry represents the taxable yield that is the equivalent to the specified Federal and Connecticut tax-exempt yield for a Connecticut tax payer in the specified income bracket.

MASSACHUSETTS:  2000


Equivalent Yields:  Tax-Exempt


Rate                              Combined  Massachusetts Tax-Equivalent Yields**
$Taxable Income  State  Federal   Effective ----------------------------------------------------------------------------------------
Single*          Rate    Rate     Rate      3.00%   3.50%  4.00%   4.50%   5.00%   5.50%    6.00%   6.50%   7.00%    7.50%    8.00%
------------------------------------------------------------------------------------------------------------------------------------
$0-26,250        5.85%   15.00%   19.97%    3.75%   4.37%  5.00%   5.62%   6.25%   6.87%    7.50%    8.12%    8.75%    9.37%  10.00%
26,251-63,550    5.85%   28.00%   32.21%    4.43%   5.16%  5.90%   6.64%   7.38%   8.11%    8.85%    9.59%   10.33%   11.06%  11.80%
63,551-132,600   5.85%   31.00%   35.04%    4.62%   5.39%  6.16%   6.93%   7.70%   8.47%    9.24%   10.01%   10.78%   11.55%  12.32%
132,601-288,350  5.85%   36.00%   39.74%    4.98%   5.81%  6.64%   7.47%   8.30%   9.13%    9.96%   10.79%   11.62%   12.45%  13.28%
Over 288,350     5.85%   39.60%   43.13%    5.28%   6.15%  7.03%   7.91%   8.79%   9.67%   10.55%   11.43%   12.31%   13.19%  14.07%
------------------------------------------------------------------------------------------------------------------------------------


$Taxable Income*                  Combined  Massachusetts Tax-Equivalent Yields**
Married Filing   State  Federal   Effective ----------------------------------------------------------------------------------------
Jointly          Rate    Rate     Rate      3.00%   3.50%  4.00%   4.50%   5.00%   5.50%    6.00%   6.50%   7.00%    7.50%    8.00%
------------------------------------------------------------------------------------------------------------------------------------
$0-43,850         5.85%  15.00%   19.97%  3.75%   4.37%   5.00%   5.62%   6.25%   6.87%    7.50%    8.12%    8.75%    9.37%   10.00%
43,851-105,950    5.85%  28.00%   32.21%  4.43%   5.16%   5.90%   6.64%   7.38%   8.11%    8.85%    9.59%   10.33%   11.06%   11.80%
105,951-161,450   5.85%  31.00%   35.04%  4.62%   5.39%   6.16%   6.93%   7.70%   8.47%    9.24%   10.01%   10.78%   11.55%   12.32%
161,451-288,350   5.85%  36.00%   39.74%  4.98%   5.81%   6.64%   7.47%   8.30%   9.13%    9.96%   10.79%   11.62%   12.45%   13.28%
Over 288,350      5.85%  39.60%   43.13%  5.28%   6.15%   7.03%   7.91%   8.79%   9.67%   10.55%   11.43%   12.31%   13.19%   14.07%
------------------------------------------------------------------------------------------------------------------------------------


* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income for Massachusetts tax purposes is the same as defined in the Internal Revenue Code. In fact, however, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions or other items.
** Each entry represents the taxable yield that is the equivalent to the specified Federal and Massachusetts tax-exempt yield for a Massachusetts tax payer in the specified income bracket.

FLORIDA:  2000


Equivalent yields:  Tax-Exempt


                          Federal    Florida Tax-Equivalent Yields**
$Taxable Income* Federal  Effective  -------------------------------------------------------------------------------------------
Single           Rate     Rate       3.0%    3.5%    4.0%    4.5%    5.0%     5.5%     6.0%    6.5%     7.0%     7.5%     8.0%
--------------------------------------------------------------------------------------------------------------------------------

$0-26,250         15.0%    15.0%     3.53%   4.12%   4.71%   5.29%   5.88%    6.47%    7.06%   7.65%    8.24%    8.82%    9.41%
26,251-63,550     28.0%    28.0%     4.17%   4.86%   5.56%   6.25%   6.94%    7.64%    8.33%   9.03%    9.72%    10.42%   11.11%
63,551-132,600    31.0%    31.0%     4.35%   5.07%   5.80%   6.52%   7.25%    7.97%    8.70%   9.42%    10.14%   10.87%   11.59%
132,601-288,350   36.0%    36.0%     4.69%   5.47%   6.25%   7.03%   7.81%    8.59%    9.38%   10.16%   10.94%   11.72%   12.50%
Over 288,350      39.6%    39.6%     4.97%   5.79%   6.62%   7.45%   8.28%    9.11%    9.93%   10.76%   11.59%   12.42%   13.25%
--------------------------------------------------------------------------------------------------------------------------------


$Taxable Income*                     Florida Tax-Equivalent Yields**
Married Filing   Federal  Effective  -------------------------------------------------------------------------------------------
Jointly          Rate     Rate       3.0%    3.5%    4.0%    4.5%    5.0%     5.5%     6.0%    6.5%     7.0%     7.5%     8.0%
--------------------------------------------------------------------------------------------------------------------------------

$0-43,850         15.0%    15.0%     3.53%   4.12%   4.71%   5.29%   5.88%    6.47%    7.06%   7.65%    8.24%    8.82%    9.41%
43,851-105,950    28.0%    28.0%     4.17%   4.86%   5.56%   6.25%   6.94%    7.64%    8.33%   9.03%    9.72%    10.42%   11.11%
105,951-161,450   31.0%    31.0%     4.35%   5.07%   5.80%   6.52%   7.25%    7.97%    8.70%   9.42%    10.14%   10.87%   11.59%
161,451-288,350   36.0%    36.0%     4.69%   5.47%   6.25%   7.03%   7.81%    8.59%    9.38%   10.16%   10.94%   11.72%   12.50%
Over 288,350      39.6%    39.6%     4.97%   5.79%   6.62%   7.45%   8.28%    9.11%    9.93%   10.76%   11.59%   12.42%   13.25%
--------------------------------------------------------------------------------------------------------------------------------


*    This amount represents taxable income as defined in the Internal Revenue
     Code.
** Each entry represents the taxable yield that is the equivalent to the specified Federal tax-exempt yield for a Florida taxpayer in the specified income bracket.

PERFORMANCE REPORTING

     From time to time, in advertisements or in reports to shareholders, the performance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Growth Fund II may also be compared to data prepared by the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

     Performance data as reported in national financial publications including, but not limited to, DONOGHUE'S MONEY FUND REPORT-Registered Trademark-, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Funds. The performance of the Institutional Money Market and Institutional Treasury Money Market Funds may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance data will be calculated separately for Trust Shares, Retail A Shares, Retail B Shares and/or BKB Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II and for Shares of the Institutional Money Market Fund, Institutional Treasury Money Market Fund and Florida Municipal Bond Fund.

     The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

     As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

     Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

     A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.

         As of February 9, 2000, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios (including shares of the Institutional Government Money Market Fund) were as follows: Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (99.71%); Tax-Exempt Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (99.83%); Government Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (98.18%); U.S. Treasury Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (94.67%); Institutional Treasury Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (90.51%); Luitpold Pharmaceuticals Inc., Kirk Sobecki, CFO, ATTN: Harold Noviello, One Luitpold Drive, Shirley, NY 11967 (6.28%); Equity Value Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (78.09%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (13.16%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (7.11%); Equity Growth Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (69.29%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (16.18%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (14.06%); Equity Income Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (13.69%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (32.37%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (52.62%); International Equity Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (43.05%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (37.80%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (13.94%); Growth & Income Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (76.51%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (19.76%); Asset Allocation Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (93.31%); Gales & Co., Fleet Investment Services, Mutual Funds Unit --NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (5.97%); Small Company Equity Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (63.45%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (26.75%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (7.32%); Small Cap Value Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (31.82%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001

(17.96%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (48.81%); Strategic Equity Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (97.52%); Intermediate Government Income Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (25.67%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (33.94%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (38.13%); High Quality Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (60.55%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (26.00%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (12.74%); Short-Term Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (46.26%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (20.25%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (31.27%); Tax-Exempt Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (37.18%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (26.37%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (32.39%); Connecticut Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (71.43%); Gales Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (23.98%) Massachusetts Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (44.64%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (45.38%); Bob & Co., c/o Bank of Boston, Attn: Mutual Fund Dept. 45-02-06, P.O. Box 1809, Boston, MA 02105-1809 (8.09%); Corporate Bond Fund - Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (42.58%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (33.79%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (15.43%); New York Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (7.24%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (67.05%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (12.44%); Bob & Co., c/o Bank of Boston, ATTN:
Mutual Fund Dept. 45-02-06, P.O. Box 1809, Boston, MA 02105-1809 (13.20%); New
Jersey Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (51.12%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (34.02%); Bob & Co., c/o Bank of Boston, ATTN: Mutual Fund Dept. 45-02-06, P.O.
Box 1805, Boston, MA 02105-1809 (14.56%).

         As of February 9, 2000, the name address and share ownership of the entities or persons that held of record more than 5% of the outstanding Retail A Shares of each of Galaxy's investment portfolios (including shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds) were as follows: U.S. Treasury Money Market Fund -- U. S. Clearing, A Division of Fleet Securities Inc., 26 Broadway, New York, NY 10004 (10.38%); Massachusetts Municipal Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (59.39%); Connecticut Municipal Money Market Fund -- Fleet New York, Fleet Investment Services, 159 East Main Street, NY/RO/T03C, Rochester, NY 14638-0001 (50.11%); International Equity Fund -- Charles Schwab & Co., Inc., Special Custody Account, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 (5.98%); Tax-Exempt Bond Fund -- Danny Schulman, 9 Corn Mill Ct., Upper Saddle River, NJ 07458-1232 (8.20%); Connecticut Municipal Bond Fund -- Marle Luida Carcangiu, Juan Rosai Ulma CT, 36 Beach Ave., Milford, CT 06460 (5.77%); Massachusetts Municipal Bond Fund -- Al Lodice, 63 Winter St., Lexington, MA 02420-1209 (6.08%); Rhode Island Municipal Bond Fund -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (35.52%); James R. McCulloch, c/o Microfibre, P.O. Box 1208, Pawtucket, RI 02862-1208 (7.51%); Bob & Co., c/o Bank of Boston, Attn:
Mutual Fund Dept. 45-02-06, P.O. Box 1809, Boston, MA 02105-1809 (20.01%); New
York Municipal Bond Fund -- Marilyn J. Brantley, 5954 Van Allen Road, Belfast, NY 14711-8750 (10.85%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#978-61025-18, Lipco Action Electric J.V., Anthony Spina-President, 19-55 37th Street, Astoria, NY 11105-1118 (6.65%); New Jersey Municipal Bond Fund -- Serena W. Peng, 70 Chelsea, Watchung, NJ 07060-6424 (79.60%); William Minnaard, 50 Rock Road Unit A6, Hawthorne, NJ 07506-1570 (6.25%).


         As of February 9, 2000, the name, address, and share ownership of the entities or persons that held of record more than 5% of the outstanding Retail B Shares of each of Galaxy's investment portfolios were as follows: Money Market Fund -- Ralph V. Luciano & Claire E. Luciano JTWROS, 8651 Ethans Glen Terrace, Jacksonville, FL 32256-9072 (5.20%); Steven R. Schwartz, 2393 Lake Elmo Ave. N, Lake Elmo, MN 55042-8407 (5.89%); Wylie O'Brien, 69 Edgewood Ave., Haverhill, MA 01832-2909 (5.36%); Strategic Equity Fund -- Betsey Tan, 7 Donovan's Lane, Natick, MA 01760-3615 (7.18%); Intermediate Government Income Fund -- Adriana Vita, 345 Park Ave., New York, NY 10154 (7.71%); Short-Term Bond Fund -- Chelsea Police Relief Assoc., John R. Phillips, Treas. & Michael McCona, Clerk, 180 Crescent Avenue, Chelsea, MA 02150-3017 (15.08%); Josua Colon Cust, Hazel Colon UGMA CT, 400 Lasalle Street, New Britan, CT 06051-1316 (8.41%); Elizabeth Mugar, 10 Chestnut St., Apt. 1808, Springfield, MA 01103-1709 (8.04%); Tax-Exempt Bond Fund -- David Fendler, Sylvia Fendler JTWROS, 72 Brinkerhoff Ave., Stamford, CT 06905-3203 (7.93%); Frances E. Stady, P.O. Box 433, 3176 Main St., Yorkshire, NY 14173-0433 (6.19%); U.S. Clearing Corp., FBO#978-02869-11, Carol Guy & Ali E.
Guy, 14 Thomas St., Scarsdale, NY 10583-1031 (5.20%).


         As of February 9, 2000, the name, address and share ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding Prime A Shares of each of Galaxy's investment portfolios were as follows: Equity Growth Fund -- U.S. Clearing, A Division of Fleet Securities, Inc., FBO#104-32732-16, Hilda Brandt, 3900 North Charles Street,

Baltimore, MD 21218-1724 (49.88%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#114-697238-17, Sara Mallow, 6415 NW 24th Street, Boca Raton, FL 33439-4320 (26.03%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#120-97689-18, Yook Y. Doo, 46-34 Robinson St., Flushing, NY 11355-3445 (8.66%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#021-90471-15, Mabel L. Bowman, 35634 Meyers Ct., Fremont, CA 94536-2540
(6.86%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#143-27206-11, Mary V. Mastroianni & Pasqual Mastroianni JT Ten, 1811 Randolph Road, Schenectady, NY 12308-2021 (5.33%); International Equity Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#125-98055-11, Albert F. Twanmo, 6508 81st Street, Cabin John, MD 20818-1203 (80.62%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#136-99157-13, Jon-Paul Dadaian, Roth IRA Account, 178 Clarken Drive, West Orange, NJ 07052-3441 (14.83%); Growth and Income Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#160-27022-17, Linda Shaw, Trustee for the Linda J. Shaw Trust, 920 Meadows Road, Geneva, IL 60134-3052 (35.29%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#113-27816-16, Pamela M. Fain, 68 Oak Ridge Drive, Bethany, CT 06524-3118 (28.59%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#175-97327-10, Margaret Ann Gillenwater, 2525 E. Prince Road #23, Tucson, AZ 85716-1146 (23.86%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#103-80060-19, Saint Clare School Endowment Fund, Attn: Fr. O'Shea, Andrew J. Houvouras &/or Bruce Blatman, 821 Prosperity Farms Road, No. Palm Beach, FL 33406-4299 (6.20%); Asset Allocation Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#147-97697-11, Ray Wayne Prince, 11010 Stephens Road, Berlin Heights, OH 44814-9673 (22.65%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#170-29789-15, Nicholas G. Roselli & Nicholas A. Roselli JT WROS, 315 Southampton Road, Westfield, MA 01085-1360 (7.45%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#175-97327-10, Margaret Ann Gillenwater, 2525 E. Prince Road #23, Tucson, AZ 85716-1146 (14.58%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#114-97238-17, Sara Mallow, IRA Account, 6415 NW 24th Street, Boca Raton, FL 33434-4320 (22.83%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#166-98586-13, Pamela Ann Radamaker, 1001 Trainway Blvd. NE, Albuquerque, NM 87112-6280 (13.12%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#194-97099-17, James Kenneth Winter, IRA Rollover Account, 28 South Fork Cove, Senatobia, MS 38668-6329 (5.26%); Small Cap Value Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#104-32732-16, Hilda Brandt, 3900 North Charles Street, Baltimore, MD 21218-1724 (28.64%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#150-98301-11, N. Clifford Nelson Jr., 58 Middlebury Road, Orchard Park, NY 14127-3581 (18.05%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#102-60254-19, Frederick W. Geissinger, 601 NW 2nd Street, Evansville, IN 47708-1013 (17.92%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#103-97564-14, Thomas X. McKenna, 170 Turtle Creek Drive, Tequesta, FL 33469-1547 (12.05%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#103-31296-18, Edward U. Roddy III, 109 Angler Avenue, Palm Beach, FL 33480-3101 (8.82%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#165-26664-29, Special Risk Underwriters, P.O. Box 54699, Phoenix, AZ 85078-4699 (5.66%); High Quality Bond Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#103-30971-12, Doris G. Schack, FBO-Doris G. Schack Living Trust, 9161 East Evans, Scottsdale, AZ 85260-7575 (71.89%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#013-02964-11, Jane L. Grayhurst, 770 Boylston St., Apt. 10-G, Boston, MA 02199-7709 (15.64%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#132-90090-11, Virginia Holmes, 303 Bella Vista Drive, Ithaca, NY 14850-5774 (12.21%)

         As of February 9, 2000, the name, address and share ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding Prime B Shares of each of Galaxy's investment portfolios were as follows: Equity Growth Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#111-98315-17, Thomas J. Bernfeld, 185 West End Avenue, Apt. 21D, New York, NY 10023-5548 (19.75%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#166-31108-13, Frank Catanho, Trustee of the Frank Catanho 1996 Trust dated 10/22/96, 24297 Mission Blvd., Hayward, CA 94544-1020 (12.76%); U.S.
Clearing, A Division of Fleet Securities Inc., FBO#183-97247-11, W.P. Fleming, 66500 E. 253rd, Grove, OK 74344-6163 (5.87%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#024-90318-16, Lynn C. Sherrie, IRA Rollover, P.O. Box 316, Wilson, NY 14172-0316 (12.39%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#221-00085-18, Walter M. Swiecicki & Cathleen Swiecicki JTWROS, 119 Old Beekman Road, Monmouth Junction, NJ 08852-3114 (10.69%); International Equity Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#102-59241-17, Church & Friary of St. Francis of Assisi, c/o Fr. Ronald P. Stark, OFM, 165 West 31st St., New York, NY 10001-3405 (80.25%); Growth and Income Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#147-97497-13, Martin Allen Sante, 8858 Moanalua Way, Diamondhead, MS 39525-3760 (28.95%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#103-31744-16, Irwin Luftig & Elaine Luftig, 6119 Bear Creek Ct., Lake Worth, FL 33467-6812 (19.09%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#147-29019-15, Walter W. Quan, 2617 Skyline Drive, Lorain, OH 44053-2243 (15.84%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#014-90365-19, Peter Burr Bickford, 65 A. Lazell Street, Hingham, MA 02043-4403 (7.92%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#108-000116-10, Michael Kennedy & Carleen Kennedy JTWROS, 12 Walton Avenue, Locust Valley, NY 11560-1227 (5.83%); U.S. Clearing Corp., FBO#148-28677-18, Linda M. Berke & Michael E. Berke JTTEN, 30941 Westwood Rd., Farmington Hills, MI 48331-1466 (16.24%); Asset Allocation Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#138-97818-14, Carol Y. Foster, 524 Marie Avenue, Blountstown, FL 32424-1218 (9.84%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#102-92974-11, Ann E. Herzog, 74 Tacoma Street, Staten Island, NY 10304-4222 (9.39%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#166-98559-16, Ann P. Sargent, 422 Los Encinos Avenue, San Jose, CA 95134-1336 (6.26%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#166-97970-19, Alicia E. Schober, 10139 Ridgeway Drive, Cupertino, CA 95014-2658 (6.07%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#194-14889-16, Paul R. Thornton & Karin Z. Thornton, JTTEN, 1207 Oak Glen Lane, Sugarland, TX 77479-6175 (5.58%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#147-29049-19, Randall Prince, Rt. 1, Box 865, Turtletown, TN 37391-9700 (5.93%); Small Cap Value Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#147-97574-19, Ray William Mominey, 1340 San Cristobal Villa, Punta Gorda, FL 33983-6618 (16.77%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#111-98315-17, Thomas J. Bernfield, 185 West End Avenue, Apt. 21D, New York, NY 10023-5548 (10.68%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#107-30623-15, Andrejs Zvejnieks, 2337 Christopher Walk, Atlanta, GA 30327-1110 (7.24%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#180-98472-11, Rufus O. Eddins, Jr., IRA Rollover, 360 Dominion Circle, Knoxville, TN 37922-2750 (5.63%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#221-97250-13, Michael A. Veschi, 106 Exmoor Court, Leesburg, VA 20176-2049 (5.41%); High Quality Bond Fund -- U.S. Clearing, A Division of Fleet Securities Inc., FBO#200-70099-19, Neil C. Feldman, 41

Windham Way, Englishtown, NJ 07726-8216 (27.85%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#119-97697-10, Ira Zornberg, 4219 Nautilus Avenue, Brooklyn, NY 11224-1019 (11.23%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#013-03576-19, Louise Brown & Sandra Fontaine JTTEN, 172 High Street, Woonsocket, RI 02895-4311 (5.00%); U.S. Clearing, A Division of Fleet Securities Inc., FBO# 147-24459-13, Jay Robert Klein, 26800 Amhearst Circle #209, Cleveland, OH 44122-7572 (11.06%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#102-93287-11, Marjorie Dion, 301 Raimond Street, Yephank, NY 11980-9725 (8.02%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#102-68909-11, Marjorie Dion, 301 Raimond Street, Yephank, NY 11980-9725 (10.57%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#157-98031-13, Patricia Fusco, 112 E. Chapel Avenue, Cherry Hill, NJ 08034-1204 (7.17%); U.S. Clearing, A Division of Fleet Securities Inc., FBO#238-97175-19, Marie Gottfried, Rollover IRA Account, 10208 Andover Coach Circle H-2, Lake Worth, FL 33467-8158 (5.31%).


         As of February 9, 2000, the name, address and share ownership of the entities or persons that held beneficially more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios were as follows: Money Market Fund -- Stable Asset Fund, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (12.36%); Silverstream Software Inc., c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (5.13%); U.S. Treasury Money Market Fund -- Loring Walcott Client Sweep Account, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (21.63%); Equity Value Fund -- Fleet Savings Plus- Equity Value, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (25.00%); Equity Growth Fund -- Fleet Savings - Equity Growth, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (23.00%); Nusco Retiree Health VEBA Trust, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (6.91%); International Equity Fund -- FFG International Equity Fund, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (12.24%); Fleet Savings Plus - Intl. Equity, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (10.45%); Intermediate Government Income Fund -- Nusco Retiree Health VEBA Trust, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (6.45%); Strategic Equity Fund -- FFG Retirement & Pension VDG, c/o Fleet Financial Group, 159 East Main Street, Rochester, NY 14638 (93.85%); High Quality Bond Fund -- Fleet Savings Plus Plan
- HQ Bond, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (18.49%); Short-Term Bond Fund -- Witicox & Gibbs Retirement Plan, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (5.14%); Asset Allocation Fund -- Fleet Savings Plus - Asset Allocation, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (26.66%); Small Company Equity Fund -- Fleet Savings Plus - Small Company, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (32.64%); Tax-Exempt Bond Fund -- Nusco Retiree Health VEBA Trust, c/o Norstar Trust Co./ Gales & Co., 159 East Main Street, Rochester, NY 14638 (35.99%); Corporate Bond Fund -- Cole Hersee Pension Plan, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (7.92%); Growth and Income Fund -- Fleet Savings Plus - Growth Income, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (43.28%); Crompton & Knowles IARP, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (9.55%); Small Cap Value Fund -- FFG Emp. Ret. Misc. Assets SNC, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (25.80%); Institutional

Government Fund -- Duncanson & Holt Inc., c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (5.42%); New Jersey Municipal Bond Fund -- Perillo Tours, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (22.20%); Royal Chambord IMA, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (11.10%); McKee Wendell A. Martial Trust, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (11.02%); Varco Inc. IMA, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (5.55%); Terry, Julia Lee Inv. Adv., c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (5.22%); Tieman Diane V IA, c/o Norstar Trust Co./Gales & Co., 159 East Main Street, Rochester, NY 14638 (5.04%).


         As of February 9, 2000, the name, address and share ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding shares of Galaxy's Prime Reserves, Government Reserves, Tax-Exempt Reserves, Large Company Index, U.S. Treasury Index and Municipal Index Funds were as follows: Prime Reserves -- U.S. Clearing, 26 Broadway, New York, NY 10004 (100%); Government Reserves -- U.S. Clearing, 26 Broadway, New York, NY 10004 (100%); Tax-Exempt Reserves -- U.S. Clearing, 26 Broadway, New York, NY (100%); Large Company Index -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (37.42%); Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (5.17%); U.S. Treasury Index -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (8.29%); Gales & Co., Fleet Investment Services, Rochester, NY 14638-0001 (15.35%); Municipal Index -- Gales & Co., Fleet Investment Services, Mutual Funds Unit - NY/RO/T04A, 159 East Main Street, Rochester, NY 14638-0001 (8.96%); Bob & Co., c/o Bank of Boston,
Attn: Mutual Funds Dept. 45-02-06, P.O. Box 1809, Boston, MA 02105-1809 (18.08%); U.S. Clearing Corp., FBO#979-11223-11, Steven Starker, 7 Flagler Drive, Rye, NY 10580-1951 (5.18%).


         As of February 9, 2000, the following Galaxy investment portfolios had no person or entity hold of record or beneficially more than 5% of the following portfolios' outstanding Trust Shares: Equity Income Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund, Rhode Island Municipal Bond Fund, Massachusetts Municipal Money Market Fund, Connecticut Municipal Money Market Fund, Government Money Fund and the Tax-Exempt Money Market Fund.



                              FINANCIAL STATEMENTS

     The Semi-Annual Reports to Shareholders with respect to the Predecessor Funds for the period ended November 30, 1999 have been filed with the SEC. The financial statements in such Semi-Annual Reports are [__________________ ________________] this Statement of Additional Information. No other parts of the Semi-Annual Reports to Shareholders are [___________ __________________]. The financial statements and financial highlights included in such Semi-Annual Reports are unaudited.

     The Annual Reports to Shareholders with respect to the Predecessor Funds for the fiscal year ended May 31, 1999 have been filed with the SEC. The financial statements contained in such Annual Reports are [_________________ __________________] this Statement of Additional Information. No other parts of the Annual Reports to Shareholders are [__________________ ___________]. The financial statements and financial highlights for the Predecessor Funds included in such Annual Reports to Shareholders have been audited by the Predecessor Funds' independent accountants, [_________________ _________________], whose reports thereon also appear in such Annual
Reports and are also [______________________________]. The financial statements in such Annual Reports have been [______________________________] in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of credit worthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC", and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's note rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

     As stated above, the Funds may enter into futures transactions for hedging purposes. The following is a description of such transactions.

     I.   INTEREST RATE FUTURES CONTRACTS

     USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     EXAMPLE OF FUTURES CONTRACT SALE. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). Fleet wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and Fleet believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of
98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     Fleet could be wrong in its forecast of interest rates, and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     EXAMPLE OF FUTURES CONTRACT PURCHASE. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. Fleet wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and Fleet believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     Fleet could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      MUNICIPAL BOND INDEX FUTURES CONTRACTS

     A municipal bond index assigns relative values to the bonds included in the index and the index fluctuates with changes in the market values of the bonds so included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     Closing out a futures contract sale prior to the settlement date may be effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the index involved and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

EXAMPLE OF A MUNICIPAL BOND INDEX FUTURES CONTRACT

     Consider a portfolio manager holding $1 million par value of each of the following municipal bonds on February 2 in a particular year.

                                                                                                 Current Price
                                                                                                 (points and
                                                                                Maturity        thirty-seconds
Issue                            Coupon                  Issue Date                Date           of a point)
-------------------------------------------------------------------          -------------------------------------
Ohio HFA                         9 3/8                    5/05/83                5/1/13           94-2
NYS Power                        9 3/4                    5/24/83                1/1/17           102-0
San Diego, CA IDR                10                       6/07/83                6/1/18           100-14
Muscatine, IA Elec               10 5/8                   8/24/83                1/1/08           103-16
Mass Health & Ed                 10                       9/23/83                7/1/16           100-12

         The current value of the portfolio is $5,003,750.

     To hedge against a decline in the value of the portfolio, resulting from a rise in interest rates, the portfolio manager can use the municipal bond index futures contract. The current value of the Municipal Bond Index is 86-09. Suppose the portfolio manager takes a position in the futures market opposite to his or her cash market position by selling 50 municipal bond index futures contracts (each contract represents $100,000 in principal value) at this price.

         On March 23, the bonds in the portfolio have the following values:

              Ohio HFA                  81-28
              NYS Power                 98-26
              San Diego, CA IDB         98-11
              Muscatine, IA Elec        99-24
              Mass Health & Ed          97-18

     The bond prices have fallen, and the portfolio has sustained a loss of $130,312. This would have been the loss incurred without hedging. However, the Municipal Bond Index also has fallen, and its value stands at 83-27. Suppose now the portfolio manager closes out his or her futures position by buying back 50 municipal bond index futures contracts at this price.

     The following table provides a summary of transactions and the results of the hedge.

                                            CASH MARKET                      FUTURES MARKET
                                            -----------                      --------------

         February 2                         $5,003,750 long posi-            Sell 50 Municipal Bond
                                            tion in municipal                futures contracts at
                                            bonds                            86-09

         March 23                           $4,873,438 long posi-            Buy 50 Municipal Bond
                                            tion in municipal                futures contracts at
                                            bonds                            83-27
                                            ---------------------            -----------------------
                                            $130,312 Loss                    $121,875 Gain

     While the gain in the futures market did not entirely offset the loss in the cash market, the $8,437 loss is significantly lower than the loss which would have been incurred without hedging.

     The numbers reflected in this appendix do not take into account the effect of brokerage fees or taxes.

III.     MARGIN PAYMENTS

     Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with Galaxy's custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Fleet may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.      RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments that are the subject of the hedge. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Funds involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Fleet. It is also possible that, where a Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with Galaxy's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to Fleet's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

                                 THE GALAXY FUND

                                    FORM N-1A

PART C.  OTHER INFORMATION

Item 23.  Exhibits

            (a)   (1)   Declaration of Trust dated March 31, 1986.(4)

                  (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988.(4)

                  (3) Certificate pertaining to Classification of Shares pertaining to Class A and Class B shares.(4)


                  (4) Certificate of Classification of Shares pertaining to Class C, Class D and Class E shares.(4)


                  (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 and Class D - Special Series 1 shares.(4)


                  (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J
                        - Series 2 shares.(4)


                  (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares.(4)


                  (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R Series 1 shares; Class R - Series 2 shares; and Class S shares.(4)


                  (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares.(4)

                  (10) Certificate of Classification of Shares pertaining to Class U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class

                        W shares; and Class X - Series 1 shares and Class X - Series 2 shares.(8)

                  (11) Certificate of Classification of Shares pertaining to Class C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U - Series 3 shares.(8)

                  (l2) Certificate of Classification of Shares pertaining to Class A - Special Series 2 shares.(8)

                  (13) Certificate of Classification of Shares pertaining to Class Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares.(8)

                  (14) Certificate of Classification of Shares pertaining to Class BB, Class CC and Class DD shares.(8)


                  (15) Certificate of Classification of Shares pertaining to Class D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares.(8)


                  (16) Certificate of Classification of Shares pertaining to Class C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G Series 5 shares; Class H - Series 4 shares; Class H - Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L - Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X - Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares.(8)


                  (17) Certificate of Classification of Shares pertaining to Class EE - Series shares and Class EE - Series 2 shares; Class V - Special Series 1 shares; and Class W - Special Series 1 shares.(11)

                  (18) Certificate of Classification of Shares pertaining to Class A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3 shares; Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares.(12)


                  (19) Certificate of Classification of Shares pertaining to Class FF shares; Class GG shares; Class HH - Series 1 shares and Class HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM
                        - Series 3 shares.(14)


                  (20) Form of Certificate of Classification of Shares pertaining to Class MM - Series 4 shares.(14)

            (b)         Code of Regulations.(4)

            (c) Article V, Section 5.1, and Article VIII, Section 8.1, of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(2).

            (d)   (1)   Advisory Agreement between the Registrant and Fleet
                        Investment Advisors Inc. with respect to the Money
                        Market, Government, U.S. Treasury, Tax-Exempt,
                        Institutional Government Money Market (formerly
                        Institutional Treasury Money Market), Short-Term Bond,
                        Intermediate Government Income (formerly Intermediate
                        Bond), Corporate Bond, High Quality Bond, Tax-Exempt
                        Bond, New York Municipal Bond, Connecticut Municipal
                        Bond, Massachusetts Municipal Bond, Rhode Island
                        Municipal Bond, Equity Value, Equity Growth, Equity
                        Income, International Equity, Small Company Equity and
                        Asset Allocation Funds dated as of May 19, 1994.(2)

                  (2) Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money

                        Market, Growth and Income and Small Cap Value Funds dated as of December 1, 1995.(1)

                  (3) Addendum No. 2 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund dated as of March 3, 1998.(5)

                  (4) Addendum No. 3 to Advisory Agreement dated September 18, 1998 between the Registrant and Fleet Investment Advisors Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(8)

                  (5) Form of Addendum No. 4 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New York Municipal Money Market Fund.(11)




                  (6) Form of Addendum No. 5 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)


                  (7) Sub-Advisory Agreement between Fleet Investment Advisors Inc. and Oechsle International Advisors, LLC with respect to the International Equity Fund dated as of October 8, 1998.(8)


            (e)   (1)   Distribution Agreement between the Registrant and
                        Provident Distributors, Inc. dated as of December 1,
                        1999.(12)




                  (2) Form of Amendment No. 1 to Distribution Agreement between the Registrant and Provident Distributors, Inc. with respect to the New York Municipal Money Market Fund.(11)


                  (3) Form of Amendment No. 2 to Distribution Agreement between the Registrant and Provident Distributors, Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut

                        Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)

            (f) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997.(2)

            (g)   (1)   Global Custody Agreement between the Registrant and
                        The Chase Manhattan Bank dated as of
                        November 1, 1991.(4)

                  (2) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New Jersey Municipal Bond, MidCap Equity and Strategic Equity Funds.(3)

                  (3) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(5)

                  (4) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New York Municipal Money Market Fund.(11)


                  (5) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)




                  (6) Amendment dated December 2, 1998 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.(9)


                  (7) Consent to Assignment of Global Custody Agreement between the Registrant, The Chase Manhattan Bank, N.A. and 440 Financial Group of Worcester, Inc. to The Shareholder Services Group, Inc. d/b/a 440 Financial dated March 31, 1995.(11)

            (h)   (1)   Administration Agreement between the Registrant and
                        PFPC Inc. (formerly known as First Data Investor
                        Services Group, Inc.) dated as of June 1, 1997.(3)

                  (2) Amendment No. 1 dated March 3, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)

                  (3) Amendment No. 2 dated as of March 5, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)

                  (4) Amendment No. 3 dated as of September 18, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(8)

                  (5) Amendment No. 4 dated as of September 10, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(9)


                  (6) Amendment No. 5 dated as of December 1, 1999 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(12)


                  (7) Form of Amendment No. 6 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(11)




                  (8) Form of Amendment No. 7 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)


                  (9) Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) dated as of June 1, 1997.(3)

                  (10) Amendment No. 1 dated March 3, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)




                  (11) Amendment No. 2 dated as of March 5, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)




                  (12) Amendment No. 3 dated as of September 18, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(8)




                  (13) Amendment No. 4 dated as of September 10, 1998 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(9)




                  (14) Amendment No. 5 dated as of September 9, 1999 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(12)




                  (15) Amendment No. 6 dated as of December 2, 1999 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(12)


                  (16) Form of Amendment No. 7 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(11)




                  (17) Form of Amendment No. 8 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc). with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)


                  (18) Shareholder Services Plan for Trust Shares and Retail A Shares and Related Forms of Servicing Agreements.(14)


                  (19) Shareholder Services Plan for BKB Shares and Related Forms of Servicing Agreements.(14)


                  (20) Credit Agreement dated as of December 29, 1999 among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(14)


                  (21) Form of Agreement and Plan of Reorganization between The Galaxy Fund and Boston 1784 Funds.(13)


            (i)   (1)   Opinion and consent of counsel dated
                        September 28, 1999.(10)


                  (2)   Opinion and consent of counsel dated
                        December 3, 1999.(11)


                  (3) Opinion and Consent of counsel with respect to shares of the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II to be filed by amendment.


            (j)   (1)   Consent of Drinker Biddle & Reath LLP.(14)


                  (2)   Consent of Ropes & Gray.(14)


                  (3)   Consent of Day, Berry and Howard LLP.(14)


                  (4) Consent of Independent Auditors to be filed by amendment.

            (k)         None.

            (l)   (1)   Purchase Agreement between the Registrant and Shearson
                        Lehman Brothers Inc. dated July 24, 1986.(4)

                  (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds.(4)

                  (3) Purchase Agreement between the Registrant and SMA Equities, Inc. dated December 30, 1991 with respect to the Small Company Equity Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Asset Allocation Fund, and New York Municipal Bond Fund.(4)

                  (4) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds.(4)

                  (5) Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. dated May 19, 1994 with respect to the Corporate Bond Fund.(4)

                  (6) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market Money, Growth and Income and Small Cap Value Funds.(4)

                  (7) Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the New Jersey Municipal Bond Fund.(5)

                  (8) Form of Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the MidCap Equity Fund.(3)

                  (9) Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the Strategic Equity Fund.(5)

                  (10) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(9)

                  (11) Form of Purchase Agreement between the Registrant and Provident Distributors, Inc. with respect to the New York Municipal Money Market Fund.(14)


                  (12) Form of Purchase Agreement between the Registrant and Provident Distributors, Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(14)


            (m)   (1)   Distribution and Services Plan for Retail B Shares and
                        Related Form of Servicing Agreement.(14)

                  (2) Distribution and Services Plan and Related Form of Servicing Agreement with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(5)

                  (3)   Distribution Plan for A Prime Shares.(6)

                  (4) Distribution and Services Plan for B Prime Shares and Related Form of Servicing Agreement.(6)

                  (5) Distribution and Services Plan and Related Form of Servicing Agreement with respect to Prime Shares of the New York Municipal Money Market Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund.(11)

            (n)         None.

            (o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.(14)



-------------------

(1) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4806 and 811-4636) as filed with the Commission on March 4, 1996.

(2) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

(3) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 15, 1997.

(4) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

(5) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 30, 1998.

(6) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 11, 1998.

(7) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on October 6, 1998.

(8) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

(9) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

(10) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

(11) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.


(12) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

(13) Filed electronically as Appendix II to the Combined Prospectus/Proxy Statement and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the Commission on February 7, 2000.


(14)  Filed herewith.

Item 24.    Persons Controlled By or Under Common Control with Registrant

            Registrant is controlled by its Board of Trustees.

Item 25.    Indemnification

        Indemnification of the Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section
1.19 of the Distribution Agreement incorporated herein by reference as Exhibit
(e)(1), in Section 12 of the Global Custody Agreement incorporated herein by reference as Exhibit (g)(1) and in Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (h)(9). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit (a)(1), provides as follows:

        9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)    Business and Other Connections of Investment Adviser

                Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

        (b)     Business and Other Connections of Sub-Adviser

                Oechsle International Advisors, LLC. ("Oechsle") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                The list required by this Item 26 of the officers of Oechsle, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Oechsle pursuant to the Advisers Act (SEC File No. 801-28111).

Item 27. Principal Underwriter

        (a) In addition to The Galaxy Fund, Provident Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy VIP Fund, Galaxy Fund II, International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment Trust, HT Insight Funds Trust, Hilliard-Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., Hilliard-Lyons Research Trust, The BlackRock Funds, Inc. (distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of Provident Distributors, Inc.), Northern Funds Trust (distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of Provident Distributors, Inc.), The OffitBank Investment Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly-owned subsidiary of Provident Distributors, Inc.), The OffitBank Variable Insurance Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly-owned subsidiary of Provident Distributors, Inc.).


        (b) The information required by this Item 27 (b) with respect to each director, officer, or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (File No. 8-46564).


        (c) The Distributor receives no compensation from the Registrant for distribution of its shares other than payments for distribution assistance pursuant to Registrant's Distribution and Services Plan for Retail B Shares, Distribution and Services Plan for the Prime Reserves, Government Reserves and Tax-Exempt Reserves, Distribution Plan for A Prime Shares and Distribution and Services Plan for B Prime Shares.

Item 28.        Location of Accounts and Records

                (1) Fleet Investment Advisors Inc., 75 State Street, Boston, Massachusetts 02109 (records relating to its functions as investment adviser to all of the Registrant's Funds).

                (2) Oechsle International Advisors, LLC, One International Place, Boston, Massachusetts 02210 (records relating to its functions as sub-investment adviser to the International Equity Fund).

                (3) Provident Distributors Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961 (records relating to its functions as distributor).

                (4) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its functions as administrator).


                (5) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (records relating to its functions as transfer agent).

                (6) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

                (7) The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as custodian).

Item 29.  Management Services

                Inapplicable.

Item 30.  Undertakings

                Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest available Annual Reports to Shareholders which includes Management's Discussion of the Registrant's performance, upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Bonita Springs, Florida, on the 23rd day of February, 2000.

                                       THE GALAXY FUND
                                       Registrant



                                       /s/ John T. O'Neill
                                       -------------------
                                       President
                                       John T. O'Neill


                Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                           Date
---------                            -----                           ----
/s/ John T. O'Neill                  Trustee, President            February 23, 2000
--------------------                 and Treasurer
John T. O'Neill and Treasurer

*/s/ Dwight E. Vicks, Jr.            Chairman of the Board         February 23, 2000
-------------------------            of Trustees
Dwight E. Vicks, Jr.

*/s/ Donald B. Miller                Trustee                       February 23, 2000
-------------------------
Donald B. Miller

*/s/ Louis DeThomasis                Trustee                       February 23, 2000
-------------------------
Louis DeThomasis

*/s/ Bradford S. Wellman             Trustee                       February 23, 2000
-------------------------
Bradford S. Wellman

*/s/ James M. Seed                   Trustee                       February 23, 2000
-------------------------
James M. Seed


*By: /s/ John T. O'Neill
     -------------------
     John T. O'Neill
     Attorney-In-Fact

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 4, 1996                  /s/Dwight E. Vicks, Jr.
                                          --------------------------
                                             Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                    /s/Donald B. Miller
                                            ---------------------
                                               Donald B. Miller

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                       /s/Brother Louis DeThomasis
                                               ---------------------------
                                                  Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                             /s/Bradford S. Wellman
                                                     ----------------------
                                                        Bradford S. Wellman

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                             /s/James M. Seed
                                                     --------------------
                                                        James M. Seed

                                  EXHIBIT INDEX


Exhibit No.                              Description
-----------                              -----------
(a)(19)          Certificate of Classification of Shares pertaining to Class FF shares; Class GG shares; Class HH - Series 1 shares and Class
                 HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares,
                 Class LL - Series 2 shares and Class LL - Series 3 shares; and
                 Class MM - Series 1 shares, Class MM - Series 2 shares and
                 Class MM - Series 3 shares.

(a)(20) Form of Certificate of Classification of Shares pertaining to Class MM - Series 4 shares.

(d)(6)           Form of Addendum No. 5 to Advisory Agreement between the
                 Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury
                 Money Market Fund, Florida Municipal Bond Fund, Intermediate
                 Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond
                 Fund, Massachusetts Intermediate Municipal Bond Fund and
                 Growth Fund II.

(e)(3)           Form of Amendment No. 2 to Distribution Agreement between the
                 Registrant and Provident Distributors, Inc. with respect to the Institutional Money Market Fund, Institutional Treasury
                 Money Market Fund, Florida Municipal Bond Fund, Intermediate
                 Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond
                 Fund, Massachusetts Intermediate Municipal Bond Fund and
                 Growth Fund II.

(g)(5)           Form of Amendment to Global Custody Agreement between the
                 Registrant and The Chase Manhattan Bank with respect to the Institutional Money Market Fund, Institutional Treasury Money
                 Market Fund, Florida Municipal Bond Fund, Intermediate
                 Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond
                 Fund, Massachusetts Intermediate Municipal Bond Fund and
                 Growth Fund II.

(h)(8)           Form of Amendment No. 7 to Administration Agreement between
                 Registrant and PFPC Inc.


                 (formerly known as First Data Investor Services Group, Inc.)
                 with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal
                 Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut
                 Intermediate Municipal Bond Fund, Massachusetts Intermediate
                 Municipal Bond Fund and Growth Fund II.

(h)(17)          Form of Amendment No. 8 to Transfer Agency and Services
                 Agreement between Registrant and PFPC Inc. (formerly known as
                 First Data Investor Services Group, Inc). with respect to the
                 Institutional Money Market Fund, Institutional Treasury Money
                 Market Fund, Florida Municipal Bond Fund, Intermediate
                 Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond
                 Fund, Massachusetts Intermediate Municipal Bond Fund and
                 Growth Fund II..

(h)(18) Shareholder Services Plan for Trust Shares and Retail A Shares and Related Forms of Servicing Agreements.

(h)(19)          Shareholder Services Plan for BKB Shares and Related Forms of
                 Servicing Agreements.

(h)(20)          Credit Agreement dated as of December 29, 1999 among the
                 Registrant, The Galaxy VIP Fund, Galaxy Fund II, Various
                 Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New
                 York Branch.

(j)(1)           Consent of Drinker Biddle & Reath LLP.

(j)(2)           Consent of Ropes & Gray.

(j)(3)           Consent of Day, Berry & Howard LLP.

(l)(11)          Form of Purchase Agreement between the Registrant and
                 Provident Distributors, Inc. with respect to the New York
                 Municipal Money Market Fund.

(l)(12)          Form of Purchase Agreement between the Registrant and
                 Provident Distributors, Inc. with respect to the Institutional
                 Money Market Fund, Institutional Treasury Money Market Fund,
                 Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond
                 Fund, Connecticut Intermediate Municipal Bond Fund,
                 Massachusetts Intermediate Municipal Bond Fund and Growth Fund
                 II.

(m)(1) Distribution and Service6 Plan for Retail B Shares and related form of Servicing Agreement.

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.